UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08961
TIAA-CREF Life Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Rachael M. Zufall, Esq.
TIAA-CREF Life Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report December 31, 2025

Nuveen Life Balanced Fund
TLBAX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$11	0.10%
* The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Balanced Fund returned 12.71% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Balanced Fund Composite Index, which returned 13.60%.

•
The Fund’s Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; 10.0% MSCI EAFE® Index.

•
Top contributors to relative performance

•
An allocation to the Nuveen Life Large Cap Value Fund.

•
Holding the Nuveen Life Small Cap Equity Fund.

•
Top detractors from relative performance

•
An allocation to the Nuveen Life Core Equity Fund.

•
A position in the Nuveen Life Growth Equity Fund.

•
Holding the Nuveen Life Core Bond Fund.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Balanced Fund at NAV	12.71%	5.69%	7.40%

Russell 3000® Index	17.15%	13.15%	14.29%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

Balanced Fund Composite Index	13.60%	6.00%	7.68%

Morningstar Moderately Conservative Target Risk Index	12.87%	4.06%	6.10%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$70,106,000

Total number of portfolio holdings	9

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 66,705

What did the Fund invest in? (as of December 31, 2025)

(1) Affiliated investment companies (Underlying Funds), except for repurchase agreements.

How has the Fund changed?

•	Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V864_AR_1225 5092493

3

Annual Shareholder Report December 31, 2025

Nuveen Life Core Bond Fund
TLBDX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$36	0.35%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Core Bond Fund returned 7.07% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the Bloomberg U.S. Aggregate Bond Index, which returned 7.30%.

•
Top contributors to relative performance

•
Broadly diversified overweights to non-treasury sectors, including small, out-of-benchmark allocations to emerging-markets debt, positions in mortgage-backed securities (MBS) and an overweight to corporate bonds.

•
A corresponding underweight to U.S. Treasuries.

•
Security selection, especially within commercial mortgage-backed securities and corporate bonds.

•
Top detractors from relative performance

•
Yield curve positioning.

•
Security selection in agency MBS.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Core Bond Fund at NAV	7.07%	0.09%	2.52%

Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$215,980,551

Total number of portfolio holdings	1,008

Portfolio turnover (%)	86%

Total management fees paid for the year	$ 619,775

What did the Fund invest in? (as of December 31, 2025)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V880_AR_1225 5092497

3

Annual Shareholder Report December 31, 2025

Nuveen Life Core Equity Fund
TLGWX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$55	0.51%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Core Equity Fund returned 13.80% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund significantly underperformed the S&P 500 Index, which returned 17.88%.

•
Top contributors to relative performance

•
An overweight to Lam Research Corporation.

•
An overweight to Bank of New York Mellon Corporation.

•
An overweight to HCA Healthcare, Inc.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including overweights to Intuit Inc., Arista Networks, Inc. and Gen Digital Inc.

•
An overweight position and security selection in the health care sector, including overweights to Eli Lilly and Company and Merck & Co., Inc.

•
Security selection in the financials sector, including an overweight to Progressive Corporation.

•
An overweight to Freeport-McMoRan, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Core Equity Fund at NAV	13.80%	13.66%	14.01%

S&P 500® Index	17.88%	14.42%	14.82%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$221,475,684

Total number of portfolio holdings	60

Portfolio turnover (%)	103%

Total management fees paid for the year	$951,973

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V302_AR_1225 5092499

3

Annual Shareholder Report December 31, 2025

Nuveen Life Growth Equity Fund
TLGQX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$56	0.52%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Growth Equity Fund returned 15.30% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the Russell 1000 Growth Index, which returned 18.56%.

•
Top contributors to relative performance

•
An overweight to Alphabet Inc.

•
Security selection in the industrials sector, led by an overweight to Vertiv Holdings Co. and an underweight to Uber Technologies, Inc.

•
An out‑of‑benchmark position in Galderma Group AG.

•
Top detractors from relative performance

•
Security selection in the information technology sector, including underweights to Palantir Technologies Inc. and NVIDIA Corporation, an overweight to Salesforce, Inc. and a lack of exposure to Lam Research Corporation.

•
Security selection in the health care sector, including an overweight to UnitedHealth Group Incorporated and an underweight to Eli Lilly and Company.

•
An overweight to Amazon.com, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Growth Equity Fund at NAV	15.30%	11.03%	15.49%

Russell 1000® Index	17.37%	13.59%	14.59%

Russell 1000® Growth Index	18.56%	15.32%	18.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$201,083,664

Total number of portfolio holdings	68

Portfolio turnover (%)	41%

Total management fees paid for the year	$ 850,344

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V104_AR_1225 5092501

3

Annual Shareholder Report December 31, 2025

Nuveen Life International Equity Fund
TLINX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$70	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life International Equity Fund returned 32.44% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the MSCI EAFE Index (Net), which returned 31.22%.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by overweights to Banco Bilbao Vizcaya Argentaria, S.A., Banco Santander, S.A. and ING Groep N.V.

•
Security selection in the information technology sector, led by an out-of-benchmark position in Samsung Electronics Co., Ltd. and an overweight to Advantest Corporation.

•
An overweight to Heidelberg Materials AG.

•
Top detractors from relative performance

•
Security selection and an overweight allocation in the health care sector, including overweights to Novo Nordisk A/S and Daiichi Sankyo Company, Limited.

•
An out-of-benchmark position in Smurfit WestRock Plc.

•
Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings plc and Siemens Energy AG.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life International Equity Fund at NAV	32.44%	8.09%	7.96%

MSCI EAFE® Index	31.22%	8.92%	8.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$187,532,768

Total number of portfolio holdings	70

Portfolio turnover (%)	23%

Total management fees paid for the year	$835,587

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V203_AR_1225 5092502

3

Annual Shareholder Report December 31, 2025

Nuveen Life Large Cap Responsible Equity Fund
TLCHX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$24	0.22%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Large Cap Responsible Equity Fund returned 16.63% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the S&P 500 Index, which returned 17.88%.

•
Top contributors to relative performance

•
Security selection in the financials sector, led by overweights to Citigroup Inc., Goldman Sachs Group, Inc. and Morgan Stanley.

•
Security selection in the materials sector, led by an overweight to Newmont Corporation.

•
Security selection and an underweight allocation in the consumer discretionary sector, including a lack of exposure to Amazon.com, Inc. and an overweight to eBay Inc.

•
Top detractors from relative performance

•
Security selection and an underweight allocation in the communication services sector, including a lack of exposure to Alphabet Inc. and an overweight to Comcast Corporation.

•
Security selection in the industrials sector, including an overweight to Copart, Inc. and a lack of exposure to GE Aerospace.

•
An underweight to Broadcom Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Large Cap Responsible Equity Fund at NAV	16.63%	11.83%	13.62%

S&P 500® Index	17.88%	14.42%	14.82%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$103,237,812

Total number of portfolio holdings	120

Portfolio turnover (%)	34%

Total management fees paid for the year	$ 149,132

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V500_AR_1225 5092504

3

Annual Shareholder Report December 31, 2025

Nuveen Life Large Cap Value Fund
TLLVX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$56	0.52%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Large Cap Value Fund returned 17.23% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the Russell 1000 Value Index, which returned 15.91%.

•
Top contributors to relative performance

•
Security selection in the information technology sector, led by out‑of‑benchmark positions to Lam Research Corporation and TE Connectivity Plc.

•
Security selection and an underweight allocation in the real estate sector, including a lack of exposure to Equinix, Inc. and an overweight to Prologis, Inc.

•
Security selection and an underweight allocation in the consumer staples sector, led by an overweight to Philip Morris International Inc.

•
Top detractors from relative performance

•
Security selection in the materials sector, including an overweight to Smurfit WestRock Plc and a lack of exposure to Newmont Corporation.

•
An overweight to UnitedHealth Group Incorporated.

•
Security selection in the industrials sector, including a lack of exposure to Caterpillar Inc. and GE Vernova Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Large Cap Value Fund at NAV	17.23%	12.63%	10.76%

Russell 1000® Index	17.37%	13.59%	14.59%

Russell 1000® Value Index	15.91%	11.33%	10.53%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$91,646,843

Total number of portfolio holdings	78

Portfolio turnover (%)	27%

Total management fees paid for the year	$383,529

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V609_AR_1225 5092507

3

Annual Shareholder Report December 31, 2025

Nuveen Life Money Market Fund
TLMXX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$15	0.15%
* Annualized for period less than one year.

Fund Statistics (as of December 31, 2025)

Fund net assets	$141,331,971

Total number of portfolio holdings	62

Portfolio turnover (%)	0%

Total management fees paid for the year	$144,279

What did the Fund invest in? (as of December 31, 2025)

1	continued>>

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V872_AR_1225 5092508

2

Annual Shareholder Report December 31, 2025

Nuveen Life Real Estate Securities Select Fund
TLRSX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$58	0.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Real Estate Securities Select Fund returned 1.86% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE Nareit All Equity REITs Index, which returned 2.27%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to American Healthcare REIT, Inc. and Ventas, Inc. and a lack of exposure to Alexandria Real Estate Equities, Inc.

•
Security selection in the industrial sector, including an overweight to Prologis, Inc., and a lack of exposure to Americold Realty Trust, Inc.

•
An overweight allocation in the regional malls sector, led by an overweight to Simon Property Group, Inc.

•
Top detractors from relative performance

•
Security selection in the specialty sector, including an out-of-benchmark position in Fermi Inc.

•
An overweight allocation and security selection in the shopping centers sector, including overweights to Kimco Realty Corporation and Kite Realty Group Trust.

•
An overweight to SL Green Realty Corp, which is included in the office property sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Real Estate Securities Select Fund at NAV	1.86%	3.55%	5.88%

S&P 500® Index	17.88%	14.42%	14.82%

FTSE Nareit All Equity REITs Index	2.27%	4.85%	5.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$60,287,226

Total number of portfolio holdings	44

Portfolio turnover (%)	29%

Total management fees paid for the year	$312,963

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?

•
Portfolio manager update: Effective January 7, 2026, Benjamin Kerl and Griffin Bazor, CFA were added as portfolio managers of the Fund and David Copp and Brendan Lee were removed as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V807_AR_1225 5092511

3

Annual Shareholder Report December 31, 2025

Nuveen Life Small Cap Equity Fund
TLEQX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$57	0.53%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Small Cap Equity Fund returned 16.40% at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund outperformed the Russell 2000 Index, which returned 12.81%.

•
Top contributors to relative performance

•
Security selection in the health care sector, led by overweights to Terns Pharmaceuticals, Inc., Hims & Hers Health, Inc. and Nuvation Bio, Inc.

•
Security selection in the industrials sector, led by overweights to Bloom Energy Corporation and Nextpower Inc.

•
Security selection in the consumer discretionary sector, including overweights to GigaCloud Technology, Inc. and FIGS, Inc. and a lack of exposure to Six Flags Entertainment Corporation.

•
Security selection in the financials sector, led by an overweight to Dave, Inc.

•
Top detractors from relative performance

•
Security selection in the communication services sector, including a lack of exposure to EchoStar Corporation and AST SpaceMobile, Inc.

•
Security selection in the consumer staples sector, including an overweight to Sprouts Farmers Market, Inc.

•
An overweight to Praxis Precision Medicines, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Small Cap Equity Fund at NAV	16.40%	11.02%	11.04%

Russell 3000® Index	17.15%	13.15%	14.29%

Russell 2000® Index	12.81%	6.09%	9.62%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$74,484,991

Total number of portfolio holdings	384

Portfolio turnover (%)	75%

Total management fees paid for the year	$ 312,784

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?

•	Portfolio manager update: Effective March 1, 2025, Nan Zhang, CFA has been added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842-2252.

87244V708_AR_1225 5092514

3

Annual Shareholder Report December 31, 2025

Nuveen Life Stock Index Fund
TLSTX

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$9	0.08%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Life Stock Index Fund’s total return at net asset value (NAV) was 17.04% for the 12 months ended December 31, 2025. The Fund’s index, the Russell 3000 Index, returned 17.15%.

•
The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•
The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2016 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Nuveen Life Stock Index Fund at NAV	17.04%	13.10%	14.21%

Russell 3000® Index	17.15%	13.15%	14.29%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842-2252.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$939,752,765

Total number of portfolio holdings	2,600

Portfolio turnover (%)	2%

Total management fees paid for the year	$ 529,054

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2026 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V401_AR_1225 5092516

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-842-2252.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the Registrant’s Board of Directors or Trustees (“Board”) had determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the Registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

TIAA-CREF Life Funds

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
December 31, 2025	$282,264	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

December 31, 2024	$291,025	$0	$9	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
December 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

December 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
December 31, 2025	$0	$0	$11,542,000	$11,542,000
December 31, 2024	$9	$0	$293,312	$293,321

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Life Funds and Shareholders of Nuveen Life Balanced Fund, Nuveen Life Core Bond Fund,
Nuveen Life Core Equity Fund, Nuveen Life Growth Equity Fund, Nuveen Life International Equity Fund, Nuveen Life Large Cap
Responsible Equity Fund, Nuveen Life Large Cap Value Fund, Nuveen Life Money Market Fund, Nuveen Life Real Estate Securities
Select Fund, Nuveen Life Small Cap Equity Fund and Nuveen Life Stock Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Life
Balanced Fund, Nuveen Life Core Bond Fund, Nuveen Life Core Equity Fund, Nuveen Life Growth Equity Fund, Nuveen Life International
Equity Fund, Nuveen Life Large Cap Responsible Equity Fund, Nuveen Life Large Cap Value Fund, Nuveen Life Money Market Fund,
Nuveen Life Real Estate Securities Select Fund, Nuveen Life Small Cap Equity Fund and Nuveen Life Stock Index Fund (constituting
TIAA-CREF Life Funds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended
December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Balanced
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—99.9%(a)
FIXED INCOME—49.9%
3,766,629
Nuveen Life Core Bond Fund $ 34,991,985
TOTAL FIXED INCOME 34,991,985
INTERNATIONAL EQUITY—10.1%
582,558
Nuveen Life International Equity Fund 7,101,377
TOTAL INTERNATIONAL EQUITY 7,101,377
U.S. EQUITY—39.9%
314,472
Nuveen Life Core Equity Fund 6,978,133
255,568
Nuveen Life Growth Equity Fund 6,583,437
287,212
Nuveen Life Large Cap Value Fund 6,022,827
104,065
Nuveen Life Real Estate Securities Select Fund 1,397,596
88,178
Nuveen Life Small Cap Equity Fund 1,393,209
107,148
Nuveen Life Stock Index Fund 5,592,069
TOTAL U.S. EQUITY 27,967,271
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $55,302,367) 70,060,633
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$71,000 (b) Fixed Income Clearing Corporation 3 .810% 01/02/26 71,000
TOTAL REPURCHASE AGREEMENT 71,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $71,000) 71,000
TOTAL INVESTMENTS—100.0%
(Cost $55,373,367) 70,131,633
OTHER ASSETS & LIABILITIES, NET—(0.0)% (25,633)
NET ASSETS—100.0% $ 70,106,000
(a) The Fund invests its assets in the affiliated Nuveen Life Funds.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $71,015 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $72,502.

Portfolio of Investments December 31, 2025
Core Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 1.4%
CAPITAL GOODS - 0.0%
$ 93,407 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .966% 03/22/30 $ 93,782
TOTAL CAPITAL GOODS 93,782
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
143,193 (a) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.250%) 6 .120 10/16/31 144,177
61,333 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .090 11/08/32 61,547
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 205,724
CONSUMER SERVICES - 0.1%
35,088 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .466 09/23/30 35,176
17,759 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .466 01/31/31 17,557
156,265 (a) Motion Finco Sarl, Term Loan B, (TSFR3M + 3.500%) 7 .172 11/30/29 138,979
TOTAL CONSUMER SERVICES 191,712
ENERGY - 0.0%
19,400 (a) Oryx Midstream Services Permian Basin LLC, Term Loan B, (TSFR1M + 2.250%) 5 .977 10/05/28 19,565
TOTAL ENERGY 19,565
FINANCIAL SERVICES - 0.0%
38,995 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .466 06/24/31 39,113
TOTAL FINANCIAL SERVICES 39,113
FOOD, BEVERAGE & TOBACCO - 0.0%
56,238 (a) Triton Water Holdings, Inc, Term Loan B, (TSFR1M + 2.250%) 5 .922 03/31/28 56,463
TOTAL FOOD, BEVERAGE & TOBACCO 56,463
HEALTH CARE EQUIPMENT & SERVICES - 0.3%
88,717 (a) Global Medical Response, Inc., Term Loan B, (TSFR3M + 3.500%) 7 .384 09/20/32 89,376
24,849 (a) ICU Medical, Inc., Term Loan B, (TSFR3M + 2.250%) 6 .072 01/08/29 25,011
15,470 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5 .466 10/23/28 15,533
505,218 (a) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .216 12/19/30 507,790
TOTAL HEALTH CARE EQUIPMENT & SERVICES 637,710
INSURANCE - 0.4%
98,754 (a) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .216 09/19/31 99,088
427,768 (a) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.750%) 6 .466 06/16/31 429,674
84,220 (a) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 6 .120 06/20/30 84,752
98,744 (a) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .716 09/15/31 99,042
136,299 (a) Sedgwick Claims Management Services, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .216 07/31/31 136,882
37,357 (a) USI, Inc., Term Loan D, (TSFR1M + 2.250%) 5 .922 11/23/29 37,483
TOTAL INSURANCE 886,921
MATERIALS - 0.1%
45,410 (a) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M + 3.175%) 6 .891 04/13/29 45,499
10,000 (a) ECO Services Operations Corp, Term Loan B, (TSFR3M + 2.000%) 5 .840 06/12/31 10,027
89,325 (a) INEOS Quattro Holdings UK Ltd, Term Loan B, (TSFR1M + 4.250%) 7 .966 10/07/31 60,239
14,544 (a) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .966 03/03/31 14,120
TOTAL MATERIALS 129,885
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
82,500 (a) Parexel International Corporation, Repriced Term Loan B, (TSFR1M + 2.750%) 3 .720 12/12/31 82,879
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 82,879
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
46,171 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .216 01/31/30 46,691
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 46,691
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
124,376 (a) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M + 2.750%) 6 .445 11/13/31 124,741
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 124,741
SOFTWARE & SERVICES - 0.2%
34,260 (a) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .822 07/30/31 34,211
37,533 (a) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .216 05/30/31 37,698
148,125 (a) Mitchell International, Inc., First Lien Term Loan, (TSFR1M + 3.250%) 6 .966 06/17/31 148,792
14,369 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .115 05/15/28 14,659
74,579 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .615 05/15/28 27,884

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
$ 56,609 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .338% 02/10/31 $ 56,734
TOTAL SOFTWARE & SERVICES 319,978
TRANSPORTATION - 0.0%
76,144 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 5 .716 03/21/31 76,739
TOTAL TRANSPORTATION 76,739
UTILITIES - 0.1%
161,232 (a) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .353 05/17/30 162,089
TOTAL UTILITIES 162,089
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,111,862) 3,073,992
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 30.2%
AUTOMOBILES & COMPONENTS - 0.4%
20,000 (b) Clarios Global LP 6 .750 02/15/30 20,876
5,000 Dana, Inc 5 .375 11/15/27 4,992
25,000 Dana, Inc 4 .250 09/01/30 24,206
150,000 General Motors Financial Co, Inc 4 .900 10/06/29 152,377
75,000 General Motors Financial Co, Inc 5 .850 04/06/30 78,788
300,000 General Motors Financial Co, Inc 5 .600 06/18/31 312,644
100,000 (c) Goodyear Tire & Rubber Co 5 .250 04/30/31 96,007
150,000 (b) ZF North America Capital, Inc 6 .875 04/14/28 153,061
TOTAL AUTOMOBILES & COMPONENTS 842,951
BANKS - 6.7%
200,000 (b),(d),(e) Banco del Estado de Chile 7 .950 N/A 212,000
200,000 (b) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 5 .621 12/10/29 207,800
200,000 (d),(e) Banco Santander S.A. 9 .625 N/A 240,787
200,000 (e) Bancolombia S.A. 8 .625 12/24/34 214,358
200,000 (b),(e) Bangkok Bank PCL 3 .466 09/23/36 181,964
200,000 (b),(e) Bank Leumi Le-Israel BM, Reg S 3 .275 01/29/31 199,420
1,000,000 Bank of America Corp 2 .592 04/29/31 931,781
300,000 Bank of America Corp 5 .288 04/25/34 308,864
150,000 Bank of America Corp 5 .511 01/24/36 156,390
475,000 Bank of America Corp 5 .744 02/12/36 494,949
475,000 Bank of America Corp 2 .676 06/19/41 350,231
290,000 (d) Bank of America Corp 6 .625 N/A 302,166
175,000 (d) Bank of New York Mellon Corp 6 .300 N/A 180,961
200,000 Barclays plc 5 .367 02/25/31 206,714
200,000 Barclays plc 3 .330 11/24/42 154,309
200,000 (d),(e) Barclays plc 9 .625 N/A 226,559
400,000 (b),(d),(e) BNP Paribas S.A. 7 .450 N/A 418,527
850,000 CitiBank NA 4 .914 05/29/30 874,403
150,000 Citigroup, Inc 3 .200 10/21/26 149,124
125,000 Citigroup, Inc 4 .300 11/20/26 125,307
50,000 Citigroup, Inc 4 .450 09/29/27 50,322
30,000 Citigroup, Inc 4 .125 07/25/28 29,988
100,000 Citigroup, Inc 4 .542 09/19/30 100,795
140,000 Citigroup, Inc 2 .572 06/03/31 129,715
175,000 (d) Citigroup, Inc 7 .625 N/A 183,491
100,000 (d) Citigroup, Inc 6 .625 N/A 101,627
250,000 (b) Credit Agricole S.A. 5 .222 05/27/31 256,654
200,000 (b),(d),(e) Credit Agricole S.A. 7 .125 N/A 208,254
150,000 Deutsche Bank AG. 5 .371 09/09/27 153,569
150,000 Deutsche Bank AG. 6 .819 11/20/29 159,944
125,000 Deutsche Bank AG. 4 .999 09/11/30 126,919
200,000 (c),(d),(e) HSBC Holdings plc 6 .950 N/A 209,760
200,000 (d),(e) HSBC Holdings plc 8 .000 N/A 210,778
200,000 (d),(e) ING Groep NV 7 .000 N/A 208,627
125,000 JPMorgan Chase & Co 4 .323 04/26/28 125,509
400,000 JPMorgan Chase & Co 5 .581 04/22/30 417,291
275,000 JPMorgan Chase & Co 3 .702 05/06/30 270,860
250,000 JPMorgan Chase & Co 5 .140 01/24/31 258,398

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS - 6.7% (continued)
$ 75,000 JPMorgan Chase & Co 1 .953% 02/04/32 $ 66,877
125,000 JPMorgan Chase & Co 4 .912 07/25/33 127,339
650,000 JPMorgan Chase & Co 5 .350 06/01/34 675,356
100,000 JPMorgan Chase & Co 6 .254 10/23/34 109,794
200,000 JPMorgan Chase & Co 5 .766 04/22/35 213,119
500,000 JPMorgan Chase & Co 5 .572 04/22/36 524,580
150,000 JPMorgan Chase & Co 5 .576 07/23/36 155,167
50,000 JPMorgan Chase & Co 2 .525 11/19/41 35,968
250,000 JPMorgan Chase & Co 3 .157 04/22/42 194,188
175,000 (d) JPMorgan Chase & Co 6 .875 N/A 185,590
160,000 (d) JPMorgan Chase & Co 3 .650 N/A 159,098
250,000 (d) M&T Bank Corp 3 .500 N/A 242,213
250,000 Morgan Stanley Private Bank NA 4 .734 07/18/31 253,424
350,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 350,916
125,000 PNC Financial Services Group, Inc 5 .575 01/29/36 130,328
125,000 (d) PNC Financial Services Group, Inc 6 .200 N/A 127,057
200,000 Saudi Awwal Bank, Reg S 5 .947 09/04/35 202,863
100,000 US Bancorp 4 .839 02/01/34 100,735
375,000 Wells Fargo & Co 2 .393 06/02/28 366,410
100,000 Wells Fargo & Co 6 .303 10/23/29 105,659
450,000 Wells Fargo & Co 5 .605 04/23/36 471,650
250,000 (d) Wells Fargo & Co 3 .900 N/A 249,222
125,000 (d) Wells Fargo & Co 7 .625 N/A 133,326
TOTAL BANKS 14,519,994
CAPITAL GOODS - 1.3%
60,000 (b) AECOM 6 .000 08/01/33 61,492
40,000 (b) Albion Financing  SARL 7 .000 05/21/30 41,748
450,000 Boeing Co 2 .196 02/04/26 449,143
75,000 Boeing Co 5 .705 05/01/40 76,558
625,000 Boeing Co 5 .805 05/01/50 614,746
50,000 (b) Chart Industries, Inc 7 .500 01/01/30 52,112
60,000 Embraer Netherlands Finance BV 5 .980 02/11/35 63,759
20,000 (b) Herc Holdings, Inc 7 .000 06/15/30 21,049
20,000 (b) Herc Holdings, Inc 7 .250 06/15/33 21,208
350,000 Honeywell International, Inc 5 .000 03/01/35 356,490
100,000 Howmet Aerospace, Inc 4 .550 11/15/32 100,446
150,000 L3Harris Technologies, Inc 5 .400 07/31/33 156,232
40,000 (b) Quikrete Holdings, Inc 6 .375 03/01/32 41,635
175,000 Raytheon Technologies Corp 4 .125 11/16/28 175,582
50,000 Raytheon Technologies Corp 2 .250 07/01/30 46,035
150,000 Raytheon Technologies Corp 6 .000 03/15/31 161,573
200,000 (b) Sociedad Quimica y Minera de Chile S.A. 6 .500 11/07/33 217,296
40,000 (b) Standard Building Solutions, Inc 6 .250 08/01/33 40,861
80,000 (b) TransDigm, Inc 6 .875 12/15/30 83,720
15,000 (b) WESCO Distribution, Inc 7 .250 06/15/28 15,218
20,000 (b) WESCO Distribution, Inc 6 .375 03/15/33 20,882
55,000 (b) Windsor Holdings III LLC 8 .500 06/15/30 58,100
TOTAL CAPITAL GOODS 2,875,885
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
40,000 (b) ADT Corp 4 .875 07/15/32 38,743
30,000 (b) AMN Healthcare, Inc 6 .500 01/15/31 30,006
15,000 (b) ASGN, Inc 4 .625 05/15/28 14,739
200,000 (b) Bidvest Group UK plc 6 .200 09/17/32 203,773
20,000 (b) CACI International, Inc 6 .375 06/15/33 20,693
200,000 (b) GTCR W-2 MERGER SUB LLC 7 .500 01/15/31 212,570
3,000 (b) Prime Security Services Borrower LLC 5 .750 04/15/26 3,001
26,000 (b) Prime Security Services Borrower LLC 3 .375 08/31/27 25,492
20,000 (b) Science Applications International Corp 5 .875 11/01/33 20,275
75,000 Verisk Analytics, Inc 4 .500 08/15/30 75,567
100,000 Verisk Analytics, Inc 5 .250 03/15/35 101,765
75,000 Verisk Analytics, Inc 3 .625 05/15/50 54,117

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.5% (continued)
$ 200,000 Waste Management, Inc 4 .950% 03/15/35 $ 203,127
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,003,868
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
25,000 (b) Asbury Automotive Group, Inc 4 .625 11/15/29 24,579
50,000 (b) Asbury Automotive Group, Inc 5 .000 02/15/32 48,590
32,000 Kohl's Corp 5 .125 05/01/31 28,148
80,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 78,817
40,000 (b) LCM Investments Holdings II LLC 8 .250 08/01/31 42,308
45,000 (b) Lithia Motors, Inc 4 .625 12/15/27 44,932
50,000 (b) Macy's Retail Holdings LLC 6 .125 03/15/32 50,606
38,000 (b) Magic Mergeco, Inc 5 .250 05/01/28 36,531
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 124,264
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 219,112
200,000 (b) Prosus NV 4 .193 01/19/32 191,409
40,000 (b) QXO Building Products, Inc 6 .750 04/30/32 41,777
75,000 Walmart, Inc 4 .350 04/28/30 76,183
15,000 (b) Wand NewCo 3, Inc 7 .625 01/30/32 15,875
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,023,131
CONSUMER DURABLES & APPAREL - 0.0%
50,000 Newell Brands, Inc 6 .375 09/15/27 50,272
20,000 (b) TopBuild Corp 5 .625 01/31/34 20,232
TOTAL CONSUMER DURABLES & APPAREL 70,504
CONSUMER SERVICES - 0.2%
60,000 (b) Carnival Corp 5 .750 08/01/32 61,577
150,000 (b) Churchill Downs, Inc 6 .750 05/01/31 155,539
74,000 (b) Hilton Domestic Operating Co, Inc 3 .625 02/15/32 68,693
20,000 (b) Light & Wonder International, Inc 7 .500 09/01/31 20,867
20,000 (b) Light & Wonder International, Inc 6 .250 10/01/33 20,248
25,000 (b) Marriott Ownership Resorts, Inc 4 .500 06/15/29 23,885
20,000 (b) NCL Corp Ltd 5 .875 01/15/31 19,924
20,000 (b) NCL Corp Ltd 6 .250 09/15/33 19,991
TOTAL CONSUMER SERVICES 390,724
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
70,000 (b) Albertsons Cos, Inc 6 .500 02/15/28 71,499
20,000 (b) Albertsons Cos, Inc 5 .500 03/31/31 20,211
20,000 (b) Albertsons Cos, Inc 6 .250 03/15/33 20,560
40,000 (b) Albertsons Cos, Inc 5 .750 03/31/34 40,162
75,000 Kroger Co 5 .000 09/15/34 75,414
100,000 Kroger Co 5 .500 09/15/54 95,230
75,000 SYSCO Corp 5 .400 03/23/35 77,684
100,000 SYSCO Corp 3 .150 12/14/51 66,654
175,000 Walmart, Inc 4 .500 04/15/53 154,759
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 622,173
ENERGY - 3.2%
100,000 (b) Antero Midstream Partners LP 6 .625 02/01/32 103,508
20,000 (b) Antero Midstream Partners LP 5 .750 10/15/33 20,121
19,000 (b) Archrock Partners LP 6 .250 04/01/28 19,109
20,000 (b) Archrock Partners LP 6 .625 09/01/32 20,627
200,000 BP Capital Markets America, Inc 5 .227 11/17/34 206,325
20,000 (b) Buckeye Partners LP 6 .750 02/01/30 20,995
250,000 Cheniere Energy Partners LP 4 .000 03/01/31 243,440
150,000 Cheniere Energy Partners LP 3 .250 01/31/32 138,155
150,000 Cheniere Energy Partners LP 5 .750 08/15/34 156,618
20,000 (b) Chord Energy Corp 6 .000 10/01/30 20,245
35,000 (b) Civitas Resources, Inc 8 .375 07/01/28 36,064
40,000 (b) Civitas Resources, Inc 8 .750 07/01/31 41,496
65,000 (b) CNX Resources Corp 7 .250 03/01/32 67,854
35,000 (b) DT Midstream, Inc 4 .125 06/15/29 34,539
30,000 (b) DT Midstream, Inc 4 .375 06/15/31 29,371
45,000 Ecopetrol S.A. 6 .875 04/29/30 45,643
200,000 Ecopetrol S.A. 4 .625 11/02/31 179,162
200,000 (b) Empresa Nacional del Petroleo 3 .450 09/16/31 184,345

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY - 3.2% (continued)
$ 250,000 Enbridge, Inc 5 .700% 03/08/33 $ 263,322
150,000 Enbridge, Inc 8 .500 01/15/84 172,000
25,000 Energy Transfer LP 5 .400 10/01/47 22,466
125,000 Energy Transfer LP 5 .000 05/15/50 104,581
250,000 Energy Transfer LP 5 .950 05/15/54 236,913
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 80,200
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 16,693
25,000 (b) EQT Corp 3 .125 05/15/26 24,857
93,000 EQT Corp 4 .500 01/15/29 93,219
35,000 EQT Corp 6 .375 04/01/29 36,217
150,000 Expand Energy Corp 5 .700 01/15/35 155,231
200,000 (b) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 176,259
50,000 Genesis Energy LP 8 .250 01/15/29 52,194
10,000 (b) Hilcorp Energy I LP 5 .750 02/01/29 9,894
25,000 (b) Hilcorp Energy I LP 6 .000 04/15/30 24,293
9,000 (b) Hilcorp Energy I LP 6 .000 02/01/31 8,556
100,000 (b) Hilcorp Energy I LP 8 .375 11/01/33 102,106
100,000 (b) Kinetik Holdings LP 6 .625 12/15/28 102,968
40,000 (b) Kodiak Gas Services LLC 7 .250 02/15/29 41,614
20,000 (b) Kodiak Gas Services LLC 6 .750 10/01/35 20,564
75,000 Marathon Petroleum Corp 3 .800 04/01/28 74,567
100,000 Marathon Petroleum Corp 5 .000 09/15/54 83,575
400,000 (b) Matador Resources Co 6 .250 04/15/33 400,532
30,000 (b) Noble Finance II LLC 8 .000 04/15/30 31,167
100,000 ONEOK, Inc 5 .700 11/01/54 93,194
200,000 (b) ORLEN S.A. 6 .000 01/30/35 210,815
30,000 (b) PBF Holding Co LLC 7 .875 09/15/30 28,891
200,000 (b) Pertamina Persero PT 1 .400 02/09/26 199,226
200,000 Petrobras Global Finance BV 6 .250 01/10/36 196,237
100,000 Petroleos Mexicanos 5 .950 01/28/31 96,784
67,000 Petroleos Mexicanos 6 .700 02/16/32 66,821
200,000 (b) Petronas Energy Canada Ltd 2 .112 03/23/28 192,113
200,000 (b) Raizen Fuels Finance S.A. 5 .700 01/17/35 153,013
23,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 23,033
200,000 (b) Saudi Arabian Oil Co 2 .250 11/24/30 180,740
200,000 (b) SIERRACOL EN AND 9 .000 11/14/30 190,137
23,000 Sunoco LP 4 .500 05/15/29 22,581
67,000 (b) Sunoco LP 4 .500 10/01/29 65,302
20,000 (b) Sunoco LP 5 .625 03/31/31 20,147
20,000 (b) Sunoco LP 5 .875 03/15/34 19,998
200,000 Targa Resources Corp 5 .550 08/15/35 204,702
150,000 TotalEnergies Capital International S.A. 3 .127 05/29/50 99,982
50,000 TotalEnergies Capital S.A. 5 .488 04/05/54 48,346
200,000 TransCanada Trust 5 .500 09/15/79 198,496
15,000 (b) Transocean, Inc 8 .750 02/15/30 15,674
20,000 (b) USA Compression Partners LP 6 .250 10/01/33 20,240
100,000 (b) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 90,997
90,000 (b) Venture Global LNG, Inc 8 .125 06/01/28 91,161
100,000 (b) Venture Global LNG, Inc 9 .875 02/01/32 103,307
20,000 (b) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 20,485
300,000 Williams Cos, Inc 5 .650 03/15/33 315,506
TOTAL ENERGY 6,869,533
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
150,000 Agree LP 2 .000 06/15/28 142,910
150,000 American Homes 4 Rent LP 5 .250 03/15/35 152,141
50,000 American Tower Corp 3 .375 10/15/26 49,733
150,000 American Tower Corp 3 .800 08/15/29 147,690
175,000 American Tower Corp 2 .900 01/15/30 166,123
50,000 American Tower Corp 2 .100 06/15/30 45,377
50,000 American Tower Corp 1 .875 10/15/30 44,662
125,000 American Tower Corp 5 .400 01/31/35 128,670
200,000 American Tower Corp 5 .350 03/15/35 205,043

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2% (continued)
$ 100,000 Brixmor Operating Partnership LP 2 .250% 04/01/28 $ 96,015
150,000 Essential Properties LP 2 .950 07/15/31 136,927
50,000 Essex Portfolio LP 3 .000 01/15/30 47,497
175,000 Essex Portfolio LP 5 .375 04/01/35 180,033
125,000 GLP Capital LP 4 .000 01/15/30 121,520
200,000 Healthcare Realty Holdings LP 3 .500 08/01/26 198,921
250,000 Healthcare Realty Holdings LP 3 .100 02/15/30 237,478
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 90,886
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 86,489
100,000 Highwoods Realty LP 3 .875 03/01/27 99,302
50,000 Highwoods Realty LP 2 .600 02/01/31 44,842
155,000 (b) Iron Mountain, Inc 7 .000 02/15/29 159,218
20,000 (b) Millrose Properties, Inc 6 .250 09/15/32 20,180
67,000 MPT Operating Partnership LP 3 .500 03/15/31 48,715
20,000 (b) MPT Operating Partnership LP 8 .500 02/15/32 21,359
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,671,731
FINANCIAL SERVICES - 2.3%
250,000 AerCap Ireland Capital DAC 3 .000 10/29/28 242,372
20,000 Block, Inc 6 .500 05/15/32 20,797
20,000 (b) Block, Inc 6 .000 08/15/33 20,532
185,000 (c),(d) Capital One Financial Corp 3 .950 N/A 182,776
30,881 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 28,643
100,000 Corebridge Financial, Inc 6 .050 09/15/33 106,115
75,000 Corebridge Financial, Inc 5 .750 01/15/34 78,412
200,000 (d),(e) Deutsche Bank AG., Reg S 8 .130 N/A 213,569
250,000 Discover Bank 2 .700 02/06/30 235,616
40,000 (b) Encore Capital Group, Inc 6 .625 04/15/31 40,200
85,000 (b) FirstCash, Inc 6 .875 03/01/32 88,417
300,000 Goldman Sachs Group, Inc 4 .482 08/23/28 302,105
150,000 Goldman Sachs Group, Inc 5 .330 07/23/35 154,119
50,000 Goldman Sachs Group, Inc 4 .411 04/23/39 46,194
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 78,328
150,000 (d) Goldman Sachs Group, Inc 7 .500 N/A 159,703
50,000 Icahn Enterprises LP 5 .250 05/15/27 49,313
38,000 Icahn Enterprises LP 4 .375 02/01/29 32,786
200,000 (b) Indian Railway Finance Corp Ltd 3 .249 02/13/30 190,682
20,000 (b) Jane Street Group 6 .125 11/01/32 20,351
20,000 (b) Jane Street Group 6 .750 05/01/33 20,876
475,000 Morgan Stanley 3 .125 07/27/26 472,869
250,000 Morgan Stanley 5 .250 04/21/34 257,390
100,000 Morgan Stanley 5 .424 07/21/34 104,032
75,000 Morgan Stanley 5 .831 04/19/35 79,699
50,000 Morgan Stanley 5 .320 07/19/35 51,470
175,000 Morgan Stanley 5 .587 01/18/36 182,872
500,000 Morgan Stanley 5 .664 04/17/36 524,833
50,000 (c) Navient Corp 5 .500 03/15/29 49,633
40,000 OneMain Finance Corp 6 .125 05/15/30 40,784
20,000 OneMain Finance Corp 6 .500 03/15/33 20,173
15,000 (b) PennyMac Financial Services, Inc 7 .875 12/15/29 15,961
20,000 (b) PennyMac Financial Services, Inc 6 .875 05/15/32 20,938
40,000 (b) Rocket Cos, Inc 6 .125 08/01/30 41,347
40,000 (b) Rocket Cos, Inc 6 .375 08/01/33 41,705
15,000 Springleaf Finance Corp 5 .375 11/15/29 15,010
175,000 (d) State Street Corp 6 .700 N/A 182,582
125,000 (b) UBS Group AG. 1 .305 02/02/27 124,620
200,000 (b) UBS Group AG. 3 .179 02/11/43 151,825
20,000 (b) Walker & Dunlop, Inc 6 .625 04/01/33 20,519
20,000 (b) WEX, Inc 6 .500 03/15/33 20,473
175,000 (b) Wynnton Funding Trust II 5 .991 08/15/55 176,068
TOTAL FINANCIAL SERVICES 4,906,709
FOOD, BEVERAGE & TOBACCO - 1.1%
375,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 371,192

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.1% (continued)
$ 186,000 Anheuser-Busch Cos LLC 4 .900% 02/01/46 $ 172,029
200,000 (b) Bimbo Bakeries USA, Inc 6 .050 01/15/29 209,096
175,000 (b) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 158,752
300,000 Kraft Heinz Foods Co 5 .500 06/01/50 280,663
125,000 (b) Mars, Inc 5 .200 03/01/35 128,479
125,000 (b) Mars, Inc 5 .650 05/01/45 126,002
225,000 (b) Mars, Inc 5 .700 05/01/55 224,129
300,000 Philip Morris International, Inc 5 .250 02/13/34 310,083
35,000 (b) Post Holdings, Inc 6 .250 02/15/32 35,962
75,000 (b) Primo Water Holdings, Inc 4 .375 04/30/29 72,966
200,000 (b) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 210,578
TOTAL FOOD, BEVERAGE & TOBACCO 2,299,931
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
100,000 Cardinal Health, Inc 5 .750 11/15/54 99,757
40,000 (b) CHS 5 .250 05/15/30 37,568
500,000 CVS Health Corp 5 .450 09/15/35 511,805
550,000 CVS Health Corp 5 .050 03/25/48 484,852
50,000 (b) DaVita, Inc 4 .625 06/01/30 48,620
60,000 (b) DaVita, Inc 6 .750 07/15/33 62,214
20,000 (b) Global Medical Response, Inc 7 .375 10/01/32 20,787
160,000 HCA, Inc 5 .625 09/01/28 164,924
350,000 HCA, Inc 3
.625
03/15/32 330,586
275,000 HCA, Inc 6 .200 03/01/55 280,263
60,000 (b) IQVIA, Inc 6 .250 06/01/32 62,695
10,000 Tenet Healthcare Corp 4 .625 06/15/28 10,019
80,000 Tenet Healthcare Corp 4 .375 01/15/30 78,494
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 216,434
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,409,018
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
100,000 Haleon US Capital LLC 3 .625 03/24/32 95,129
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 95,129
INSURANCE - 2.0%
62,000 (b) Acrisure LLC 4 .250 02/15/29 60,462
20,000 (b) Acrisure LLC 6 .750 07/01/32 20,602
85,000 (b) Alliant Holdings Intermediate LLC 6 .750 04/15/28 86,545
20,000 (b) Alliant Holdings Intermediate LLC 6 .500 10/01/31 20,614
200,000 (b) Allianz SE 6 .350 09/06/53 214,737
200,000 (b),(d),(e) Allianz SE 6 .550 N/A 207,608
150,000 Aon Corp 5 .350 02/28/33 156,205
30,000 (b) APH Somerset Investor 2 LLC 7 .875 11/01/29 30,300
200,000 (b) Ardonagh Finco Ltd 7 .750 02/15/31 209,671
75,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 57,713
50,000 Brown & Brown, Inc 5 .550 06/23/35 51,268
400,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 382,422
50,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 42,973
50,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 31,853
55,000 (b) HUB International Ltd 7 .250 06/15/30 57,746
50,000 (b) Liberty Mutual Group, Inc 3 .951 10/15/50 36,974
175,000 MetLife, Inc 6 .350 03/15/55 184,547
175,000 (b) Omnis Funding Trust 6 .722 05/15/55 181,974
130,000 (b) Panther Escrow Issuer LLC 7 .125 06/01/31 134,712
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 141,035
225,000 Prudential Financial, Inc 5 .200 03/14/35 230,757
300,000 Prudential Financial, Inc 5 .125 03/01/52 297,257
100,000 Prudential Financial, Inc 6 .500 03/15/54 105,693
200,000 Reinsurance Group of America, Inc 5 .750 09/15/34 208,576
150,000 RenaissanceRe Holdings Ltd 5 .800 04/01/35 156,666
200,000 (b) Swiss Re Finance Luxembourg S.A. 5 .000 04/02/49 201,340
325,000 UnitedHealth Group, Inc 5 .625 07/15/54 318,766
300,000 (a),(b) Vitality Re XIV Ltd, (UTIXX + 3.500%) 7 .812 01/05/27 305,910

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 2.0% (continued)
$ 250,000 (a),(b) Vitality Re XV Ltd, (UTIXX + 2.500%) 0 .000% 01/07/28 $ 253,225
TOTAL INSURANCE 4,388,151
MATERIALS - 1.6%
150,000 Amcor Flexibles North America, Inc 2 .630 06/19/30 139,061
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 182,870
200,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 191,512
200,000 (b) Antofagasta plc 5 .625 09/09/35 205,900
95,000 (b) Arsenal AIC Parent LLC 8 .000 10/01/30 100,810
38,000 Ball Corp 2 .875 08/15/30 35,135
225,000 Berry Global, Inc 1 .570 01/15/26 224,775
150,000 Berry Global, Inc 1 .650 01/15/27 146,029
200,000 (b) Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 194,479
200,000 (b),(d) Cemex SAB de C.V. 7 .200 N/A 208,580
25,000 (b) Commercial Metals Co 6 .000 12/15/35 25,629
200,000 (b) Corp Nacional del Cobre de Chile 6 .330 01/13/35 213,400
200,000 (b) Freeport Indonesia PT 5 .315 04/14/32 203,909
65,000 (b) Mineral Resources Ltd 9 .250 10/01/28 68,218
20,000 (b) Mineral Resources Ltd 7 .000 04/01/31 20,856
100,000 Nutrien Ltd 2 .950 05/13/30 94,477
200,000 (b) OCP S.A. 3 .750 06/23/31 187,076
20,000 (b) Olin Corp 6 .625 04/01/33 19,849
200,000 (b) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 197,516
200,000 (b) POSCO 4 .500 08/04/27 200,986
40,000 (b) Qnity Electronics, Inc 5 .750 08/15/32 40,898
20,000 (b) Qnity Electronics, Inc 6 .250 08/15/33 20,731
30,000 (b) Sealed Air Corp 7 .250 02/15/31 31,240
20,000 (b) Solstice Advanced Materials, Inc 5 .625 09/30/33 20,176
140,000 Suzano Netherlands BV 5 .500 01/15/36 138,793
200,000 (b) UltraTech Cement Ltd 2 .800 02/16/31 183,288
200,000 (b) Windfall Mining Group, Inc 5 .854 05/13/32 208,882
TOTAL MATERIALS 3,505,075
MEDIA & ENTERTAINMENT - 0.8%
400,000 Alphabet, Inc 4 .100 11/15/30 401,228
100,000 (b) CCO Holdings LLC 5 .125 05/01/27 99,863
225,000 Charter Communications Operating LLC 6 .550 06/01/34 236,645
100,000 Charter Communications Operating LLC 5 .850 12/01/35 99,757
250,000 Comcast Corp 2 .887 11/01/51 146,198
40,000 (b) DIRECTV Holdings LLC 5 .875 08/15/27 40,235
40,000 (b) Gray Media, Inc 7 .250 08/15/33 40,873
15,000 Lamar Media Corp 3 .625 01/15/31 14,121
225,000 Meta Platforms, Inc 4 .875 11/15/35 224,698
175,000 Meta Platforms, Inc 5 .625 11/15/55 167,960
110,000 (b) Sirius XM Radio, Inc 4 .000 07/15/28 107,532
50,000 (b) Sirius XM Radio, Inc 4 .125 07/01/30 47,553
50,000 Time Warner Cable LLC 5 .875 11/15/40 46,268
TOTAL MEDIA & ENTERTAINMENT 1,672,931
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
150,000 AbbVie, Inc 4 .050 11/21/39 133,900
625,000 Amgen, Inc 5 .650 03/02/53 611,998
30,000 (b) Avantor Funding, Inc 4 .625 07/15/28 29,837
250,000 Gilead Sciences, Inc 5 .250 10/15/33 262,711
100,000 Gilead Sciences, Inc 2 .600 10/01/40 73,977
200,000 (b) Organon Finance  LLC 5 .125 04/30/31 165,639
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,278,062
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 27,189
29,000 (c) Kennedy-Wilson, Inc 5 .000 03/01/31 27,274
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 54,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
175,000 Broadcom, Inc 4 .600 07/15/30 177,806
250,000 Broadcom, Inc 3 .469 04/15/34 227,961
100,000 Broadcom, Inc 4 .800 10/15/34 100,192

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4% (continued)
$ 365,000 (b) Broadcom, Inc 4 .926% 05/15/37 $ 360,258
115,000 NVIDIA Corp 2 .000 06/15/31 103,511
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 969,728
SOFTWARE & SERVICES - 0.8%
75,000 Accenture Capital, Inc 4 .500 10/04/34 73,932
105,000 Adobe, Inc 2 .300 02/01/30 98,311
500,000 AppLovin Corp 5 .125 12/01/29 512,862
20,000 (b) Fair Isaac Corp 6 .000 05/15/33 20,543
90,000 (b) Gen Digital, Inc 6 .750 09/30/27 91,341
20,000 (b) Gen Digital, Inc 6 .250 04/01/33 20,625
100,000 Microsoft Corp 1 .350 09/15/30 89,619
147,000 Microsoft Corp 2 .525 06/01/50 89,751
55,000 (b) Open Text Corp 3 .875 12/01/29 52,197
15,000 (b) Open Text Holdings, Inc 4 .125 02/15/30 14,337
175,000 Oracle Corp 4 .450 09/26/30 171,209
200,000 Oracle Corp 5 .500 08/03/35 195,976
125,000 Oracle Corp 5 .200 09/26/35 119,760
125,000 Roper Technologies, Inc 1 .400 09/15/27 119,682
75,000 Roper Technologies, Inc 2 .000 06/30/30 67,849
TOTAL SOFTWARE & SERVICES 1,737,994
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
60,000 Apple, Inc 2 .650 02/08/51 37,090
80,000 (b) Imola Merger Corp 4 .750 05/15/29 78,961
50,000 (b) Sensata Technologies BV 4 .000 04/15/29 48,785
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 164,836
TELECOMMUNICATION SERVICES - 2.3%
564,000 AT&T, Inc 2 .550 12/01/33 481,357
150,000 AT&T, Inc 4 .500 05/15/35 144,086
300,000 AT&T, Inc 4 .900 11/01/35 296,298
855,000 AT&T, Inc 3 .550 09/15/55 569,124
190,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 199,659
250,000 (b) Bharti Airtel Ltd 3 .250 06/03/31 236,586
40,000 (b) Level 3 Financing, Inc 6 .875 06/30/33 40,931
60,000 (b) Level 3 Financing, Inc 7 .000 03/31/34 61,834
200,000 (b) Millicom International Cellular S.A. 4 .500 04/27/31 186,291
455,000 T-Mobile USA, Inc 2 .625 02/15/29 434,291
225,000 T-Mobile USA, Inc 3 .875 04/15/30 221,259
325,000 T-Mobile USA, Inc 5 .050 07/15/33 331,647
100,000 T-Mobile USA, Inc 3 .000 02/15/41 74,515
125,000 T-Mobile USA, Inc 3 .300 02/15/51 83,560
175,000 T-Mobile USA, Inc 5 .875 11/15/55 174,813
225,000 (b) Turk Telekomunikasyon AS. 6 .950 10/07/32 229,914
250,000 Verizon Communications, Inc 4 .780 02/15/35 246,143
600,000 Verizon Communications, Inc 5 .250 04/02/35 609,833
50,000 Verizon Communications, Inc 5 .875 11/30/55 49,400
200,000 (b) Vmed O2 UK Financing I plc 4 .750 07/15/31 184,643
20,000 (b) Windstream Services LLC 7 .500 10/15/33 20,502
TOTAL TELECOMMUNICATION SERVICES 4,876,686
TRANSPORTATION - 0.3%
200,000 (b) Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 166,970
200,000 (b) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 205,500
20,000 (b) Stonepeak Nile Parent LLC 7 .250 03/15/32 21,166
160,000 (b) XPO, Inc 6 .250 06/01/28 163,141
TOTAL TRANSPORTATION 556,777
UTILITIES - 2.5%
275,000 AEP Transmission Co LLC 5 .375 06/15/35 283,629
200,000 Alabama Power Co 3 .125 07/15/51 132,300
100,000 American Water Capital Corp 3 .000 12/01/26 99,018
250,000 American Water Capital Corp 2 .800 05/01/30 236,982
60,000 American Water Capital Corp 4 .000 12/01/46 48,254
50,000 American Water Capital Corp 3 .750 09/01/47 38,439
100,000 American Water Capital Corp 3 .450 05/01/50 71,204

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.5% (continued)
$ 50,000 American Water Capital Corp 5 .700% 09/01/55 $ 50,065
100,000 Atmos Energy Corp 1 .500 01/15/31 87,711
175,000 Atmos Energy Corp 5 .000 12/15/54 159,166
125,000 Baltimore Gas and Electric Co 3 .750 08/15/47 95,401
200,000 (b) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 206,740
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 49,283
100,000 Black Hills Corp 3 .150 01/15/27 99,010
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 91,790
100,000 Commonwealth Edison Co 2 .750 09/01/51 61,326
150,000 Consolidated Edison Co of New York, Inc 5 .500 03/15/55 145,410
58,000 Consumers Energy Co 2 .650 08/15/52 35,850
20,000 (b) ContourGlobal Power Holdings S.A. 6 .750 02/28/30 20,622
100,000 Dominion Energy, Inc 7 .000 06/01/54 108,275
50,000 Dominion Energy, Inc 6 .625 05/15/55 51,523
125,000 DTE Electric Co 5 .400 04/01/53 121,303
50,000 DTE Electric Co 5 .850 05/15/55 51,314
50,000 Duke Energy Progress LLC 2 .500 08/15/50 29,150
50,000 Entergy Louisiana LLC 5 .800 03/15/55 50,248
100,000 Exelon Corp 6 .500 03/15/55 104,054
44,000 (b) Ferrellgas LP 5 .875 04/01/29 42,280
250,000 Florida Power & Light Co 4 .800 05/15/33 254,858
200,000 Florida Power & Light Co 3 .990 03/01/49 158,749
75,000 Florida Power & Light Co 5 .700 03/15/55 75,992
150,000 MidAmerican Energy Co 3 .650 04/15/29 148,221
95,000 MidAmerican Energy Co 3 .650 08/01/48 71,102
100,000 MPLX LP 6 .200 09/15/55 99,150
310,000 NiSource, Inc 1 .700 02/15/31 272,028
75,000 NiSource, Inc 5 .850 04/01/55 74,764
85,000 (b) NRG Energy, Inc 2 .450 12/02/27 82,141
50,000 NRG Energy, Inc 5 .750 01/15/28 50,191
6,000 (b) ONEOK, Inc 5 .625 01/15/28 6,121
12,000 (b) Pattern Energy Operations LP 4 .500 08/15/28 11,835
100,000 PECO Energy Co 3 .000 09/15/49 65,628
100,000 PECO Energy Co 2 .800 06/15/50 62,584
200,000 (b) Perusahaan Listrik Negara PT 3 .875 07/17/29 195,246
125,000 Public Service Co of Colorado 3 .200 03/01/50 85,129
100,000 Public Service Electric and Gas Co 4 .900 12/15/32 102,194
200,000 Public Service Electric and Gas Co 5 .450 03/01/54 195,441
28,000 (b) Superior Plus LP 4 .500 03/15/29 27,332
190,000 (b) Talen Energy Supply LLC 8 .625 06/01/30 201,163
60,000 (b) Talen Energy Supply LLC 6 .250 02/01/34 61,195
40,000 (b) Talen Energy Supply LLC 6 .500 02/01/36 41,364
50,000 Union Electric Co 5 .125 03/15/55 45,790
75,000 Virginia Electric and Power Co 2 .950 11/15/26 74,415
50,000 Virginia Electric and Power Co 5 .550 08/15/54 48,467
100,000 Virginia Electric and Power Co 5 .600 09/15/55 97,124
250,000 Wisconsin Power and Light Co 4 .950 04/01/33 253,154
30,000 (b) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 31,489
TOTAL UTILITIES 5,463,214
TOTAL CORPORATE BONDS
(Cost $66,347,248) 65,269,198
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 50.2%
FOREIGN GOVERNMENT BONDS - 2.3%
EUR 100,000 (b) Banque Ouest Africaine de Developpement 2 .750 01/22/33 99,371
50,000 (b) Bermuda Government International Bond 4 .750 02/15/29 50,325
225,000 Brazilian Government International Bond 6 .000 10/20/33 227,362
EUR 50,000 Chile Government International Bond 3 .800 07/01/35 58,747
200,000 Colombia Government International Bond 8 .000 11/14/35 213,100
200,000 (b) Costa Rica Government International Bond 7 .000 04/04/44 219,000
79,525 (b) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 78,393

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOREIGN GOVERNMENT BONDS (continued)
$ 56,442 (b) Ecuador Government International Bond (Step Bond) 1 .000% 07/31/35 $ 49,754
14,000 (b) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 10,955
200,000 (b) Egypt Government International Bond 7 .053 01/15/32 208,082
100,000 European Investment Bank 4 .875 02/15/36 104,969
200,000 (b) Export-Import Bank of India 2 .250 01/13/31 180,339
200,000 (b) Guatemala Government International Bond 3 .700 10/07/33 178,700
200,000 (b) Hungary Government International Bond 6 .125 05/22/28 207,399
78,125 (b) Iraq Government International Bond 5 .800 01/15/28 77,810
200,000 Israel Government International Bond 5 .375 03/12/29 205,825
200,000 (b) Ivory Coast Government International Bond (Step Bond) 8 .250 01/30/37 217,358
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 199,113
25,000 Mexico Government International Bond 3 .250 04/16/30 23,612
205,000 Mexico Government International Bond 5 .850 07/02/32 210,619
32,000 Mexico Government International Bond 6 .050 01/11/40 31,840
275,000 Mexico Government International Bond 4 .280 08/14/41 220,825
250,000 Mexico Government International Bond 6 .400 05/07/54 240,125
85,000 Panama Government International Bond 6 .700 01/26/36 91,341
200,000 (b) Paraguay Government International Bond 6 .000 02/09/36 214,298
130,000 Peruvian Government International Bond 3 .000 01/15/34 113,080
100,000 Republic of Poland Government International Bond 4 .875 10/04/33 101,692
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 134,346
102,000 (b) Romanian Government International Bond 5 .875 01/30/29 105,247
275,000 (b) Rwanda International Government Bond 5 .500 08/09/31 254,945
200,000 (b) Saudi Government International Bond 3 .750 01/21/55 141,322
200,000 (b) Serbia Government International Bond 2 .125 12/01/30 174,628
200,000 Turkiye Government International Bond 7 .625 05/15/34 217,296
TOTAL FOREIGN GOVERNMENT BONDS 4,861,818
MORTGAGE BACKED - 25.5%
100,000 (a),(b) Angel Oak Mortgage Trust 2 .837 11/25/66 74,310
75,366 (a),(b) Bayview Opportunity Master Fund VI Trust 3 .000 10/25/51 65,437
500,000 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.500%) 5 .250 12/15/42 501,266
1,356,169 (a),(b) Citigroup Mortgage Loan Trust 0 .153 02/25/52 12,074
430,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%) 8 .524 06/25/42 452,120
183,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%) 7 .474 07/25/42 189,313
85,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%) 7 .706 01/25/43 88,195
35,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%) 9 .224 05/25/43 37,888
565,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .456 06/25/43 586,558
325,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 6 .574 07/25/43 334,351
125,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%) 9 .188 07/25/43 131,782
80,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%) 7 .424 10/25/43 83,716
50,454 Fannie Mae Pool 3 .500 06/01/32 49,700
42,572 Fannie Mae Pool 5 .000 05/01/35 43,670
5,268 Fannie Mae Pool 7 .500 07/01/35 5,428
50,631 Fannie Mae Pool 5 .000 02/01/36 52,000
56,003 Fannie Mae Pool 3 .000 10/01/39 52,503
43,894 Fannie Mae Pool 3 .000 05/01/40 40,914
76,995 Fannie Mae Pool 5 .000 09/01/40 79,178
42,023 Fannie Mae Pool 4 .000 09/01/42 40,917
30,764 Fannie Mae Pool 4 .500 03/01/44 30,903
253,582 Fannie Mae Pool 4 .000 05/01/44 247,534
103,799 Fannie Mae Pool 4 .500 10/01/44 103,415
193,826 Fannie Mae Pool 4 .500 11/01/44 193,110
45,329 Fannie Mae Pool 5 .000 11/01/44 46,612
16,860 Fannie Mae Pool 4 .000 01/01/45 16,416
228,621 Fannie Mae Pool 3 .500 01/01/46 216,983
13,526 Fannie Mae Pool 4 .000 04/01/46 13,069
93,850 Fannie Mae Pool 3 .500 07/01/46 88,840
231,768 Fannie Mae Pool 3 .500 07/01/46 221,009
43,897 Fannie Mae Pool 3 .000 10/01/46 39,015
5,241 Fannie Mae Pool 3 .000 11/01/47 4,658
111,027 Fannie Mae Pool 3 .500 11/01/47 105,746
138,424 Fannie Mae Pool 3 .500 01/01/48 130,603

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 63,009 Fannie Mae Pool 4 .500% 01/01/48 $ 62,627
56,972 Fannie Mae Pool 4 .500 02/01/48 56,626
46,151 Fannie Mae Pool 4 .500 05/01/48 45,870
29,971 Fannie Mae Pool 4 .500 05/01/48 29,789
182,170 Fannie Mae Pool 3 .000 07/01/50 164,805
161,433 Fannie Mae Pool 2 .500 08/01/51 139,112
123,420 Fannie Mae Pool 3 .000 09/01/51 111,454
590,754 Fannie Mae Pool 2 .500 12/01/51 503,882
18,875 Fannie Mae Pool 2 .500 01/01/52 16,099
277,522 Fannie Mae Pool 2 .500 02/01/52 237,851
322,528 Fannie Mae Pool 3 .000 02/01/52 285,887
215,929 Fannie Mae Pool 3 .500 02/01/52 202,025
431,934 Fannie Mae Pool 2 .500 04/01/52 367,226
342,943 Fannie Mae Pool 3 .000 04/01/52 307,216
752,618 Fannie Mae Pool 3 .000 04/01/52 667,554
129,844 Fannie Mae Pool 3 .000 05/01/52 116,296
357,678 Fannie Mae Pool 3 .500 05/01/52 332,691
438,294 Fannie Mae Pool 3 .500 05/01/52 406,196
432,324 Fannie Mae Pool 4 .000 05/01/52 412,074
110,609 Fannie Mae Pool 3 .500 06/01/52 102,840
379,541 Fannie Mae Pool 3 .500 06/01/52 351,849
718,794 Fannie Mae Pool 4 .000 06/01/52 685,985
156,985 Fannie Mae Pool 4 .500 06/01/52 154,009
374,985 Fannie Mae Pool 4 .500 06/01/52 367,604
1,354,818 Fannie Mae Pool 4 .000 07/01/52 1,292,976
155,220 Fannie Mae Pool 4 .500 07/01/52 152,228
91,106 Fannie Mae Pool 4 .500 07/01/52 89,275
1,364,006 Fannie Mae Pool 4 .000 08/01/52 1,295,267
636,403 Fannie Mae Pool 4 .500 08/01/52 623,876
1,269,234 Fannie Mae Pool 5 .000 08/01/52 1,271,187
704,919 Fannie Mae Pool 4 .000 09/01/52 671,596
2,742,442 Fannie Mae Pool 4 .500 09/01/52 2,688,178
86,293 Fannie Mae Pool 5 .000 09/01/52 86,426
1,361,078 Fannie Mae Pool 4 .000 10/01/52 1,296,948
308,787 Fannie Mae Pool 4 .500 10/01/52 302,868
200,999 Fannie Mae Pool 5 .000 10/01/52 201,619
282,681 Fannie Mae Pool 4 .000 11/01/52 269,690
927,753 Fannie Mae Pool 4 .500 11/01/52 909,109
253,229 Fannie Mae Pool 4 .500 12/01/52 248,166
7,901 Fannie Mae Pool 5 .000 01/01/53 7,915
870,509 Fannie Mae Pool 5 .000 02/01/53 871,669
309,666 Fannie Mae Pool 5 .500 02/01/53 314,264
428,353 Fannie Mae Pool 5 .000 04/01/53 428,879
27,876 Fannie Mae Pool 5 .000 06/01/53 28,093
1,564,166 Fannie Mae Pool 5 .500 06/01/53 1,591,367
935,244 Fannie Mae Pool 5 .000 08/01/53 935,671
201,534 Fannie Mae Pool 5 .500 08/01/53 204,945
1,703,414 Fannie Mae Pool 5 .500 10/01/53 1,731,857
476,154 Fannie Mae Pool 4 .000 02/01/54 454,310
412,321 Fannie Mae Pool 6 .000 03/01/54 423,496
842,005 Fannie Mae Pool 5 .500 04/01/54 854,482
1,876,693 Fannie Mae Pool 5 .500 05/01/54 1,904,405
509,280 Fannie Mae Pool 6 .000 06/01/54 523,075
3,323,793 Fannie Mae Pool 5 .500 10/01/54 3,371,686
52,868 (a) Fannie Mae REMICS, (SOFR30A + 5.836%) 1 .961 09/25/43 5,410
112,093 Fannie Mae REMICS 3 .500 02/25/48 101,031
78,709 Fannie Mae REMICS 4 .000 07/25/48 75,237
133,211 Fannie Mae REMICS 2 .000 08/25/50 16,779
179,007 Fannie Mae REMICS 2 .000 10/25/50 126,774
384,491 Fannie Mae REMICS 2 .500 11/25/50 53,334
74,791 Fannie Mae REMICS 3 .000 02/25/51 14,370
176,078 Fannie Mae REMICS 2 .500 11/25/51 19,272

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 270,188 Fannie Mae REMICS 3 .500% 04/25/52 $ 211,171
187,577 Fannie Mae REMICS 4 .500 07/25/52 169,490
116,586 Fannie Mae REMICS 4 .500 08/25/52 101,801
84,536 Fannie Mae REMICS 4 .000 09/25/52 74,989
102,814 Fannie Mae REMICS 4 .000 09/25/52 91,617
86,788 Fannie Mae REMICS 4 .500 10/25/52 83,056
92,574 Fannie Mae REMICS 4 .500 10/25/52 89,474
136,825 Fannie Mae REMICS 5 .500 11/25/52 139,798
57,501 Federal National Mortgage Association 2 .500 02/01/52 48,923
9,920 Freddie Mac Gold Pool 5 .000 06/01/36 10,198
3,497 Freddie Mac Gold Pool 5 .000 07/01/39 3,600
104,489 Freddie Mac Gold Pool 3 .500 04/01/45 99,592
285,494 Freddie Mac Gold Pool 3 .500 08/01/45 272,301
6,544 Freddie Mac Gold Pool 4 .500 06/01/47 6,528
171,210 Freddie Mac Gold Pool 4 .000 09/01/47 165,625
66,447 Freddie Mac Gold Pool 3 .500 12/01/47 62,934
58,185 Freddie Mac Gold Pool 4 .500 08/01/48 57,900
672,886 Freddie Mac Pool 3 .000 11/01/49 607,513
147,082 Freddie Mac Pool 2 .500 11/01/51 125,255
175,591 Freddie Mac Pool 3 .000 11/01/51 159,301
150,112 Freddie Mac Pool 3 .000 11/01/51 135,326
26,312 Freddie Mac Pool 3 .000 11/01/51 23,948
45,566 Freddie Mac Pool 3 .000 11/01/51 41,379
109,596 Freddie Mac Pool 3 .000 02/01/52 97,159
148,876 Freddie Mac Pool 3 .000 03/01/52 131,942
192,275 Freddie Mac Pool 2 .500 04/01/52 163,861
449,193 Freddie Mac Pool 4 .000 04/01/52 428,762
1,010,441 Freddie Mac Pool 3 .000 05/01/52 896,858
67,699 Freddie Mac Pool 3 .000 06/01/52 60,281
328,043 Freddie Mac Pool 4 .500 06/01/52 321,688
1,369,644 Freddie Mac Pool 4 .500 07/01/52 1,342,685
327,463 Freddie Mac Pool 4 .500 07/01/52 321,119
105,670 Freddie Mac Pool 6 .000 11/01/52 108,955
1,906,421 Freddie Mac Pool 5 .000 06/01/53 1,908,275
507,780 Freddie Mac Pool 5 .000 08/01/53 508,405
422,494 Freddie Mac Pool 5 .500 08/01/53 429,777
173,952 Freddie Mac REMICS 3 .500 01/15/47 159,755
132,462 Freddie Mac REMICS 4 .000 01/15/48 126,828
148,556 Freddie Mac REMICS 4 .000 03/15/48 142,158
108,017 Freddie Mac REMICS 4 .000 04/15/48 102,988
69,074 (a) Freddie Mac REMICS, (SOFR30A + 9.737%) 3 .363 06/15/48 63,747
91,101 (a) Freddie Mac REMICS, (SOFR30A + 9.657%) 3 .283 10/15/48 81,286
136,833 Freddie Mac REMICS 2 .000 09/25/50 94,320
62,299 Freddie Mac REMICS 3 .000 09/25/50 46,160
134,495 Freddie Mac REMICS 3 .000 10/25/50 98,168
404,752 Freddie Mac REMICS 2 .500 02/25/51 68,264
68,771 Freddie Mac REMICS 4 .000 08/25/52 61,599
15,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%) 10 .974 01/25/42 15,802
60,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%) 9 .106 02/25/42 62,395
95,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%) 8 .647 04/25/42 100,433
130,400 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%) 7 .224 05/25/42 134,627
435,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%) 8 .374 06/25/42 457,827
270,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%) 7 .574 09/25/42 281,802
70,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%) 8 .444 03/25/43 72,609
1,573 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust 3 .784 02/25/48 1,538
2,721 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust 3 .850 05/25/48 2,654
2,897 Ginnie Mae I Pool 5 .000 03/15/34 2,897
9,771 Ginnie Mae I Pool 5 .000 06/15/34 9,910
1,447 Ginnie Mae I Pool 5 .000 04/15/38 1,482
2,977 Ginnie Mae I Pool 4 .500 04/15/40 2,971
79,931 Ginnie Mae II Pool 3 .000 06/20/51 71,914
51,122 Ginnie Mae II Pool 3 .000 12/20/51 45,995

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 85,520 Ginnie Mae II Pool 2 .500% 02/20/52 $ 72,114
762,707 Ginnie Mae II Pool 3 .500 07/20/52 701,331
454,462 Ginnie Mae II Pool 4 .000 08/20/52 432,314
299,980 Ginnie Mae II Pool 4 .500 08/20/52 294,503
37,879 Ginnie Mae II Pool 5 .000 11/20/52 37,940
204,438 Ginnie Mae II Pool 4 .500 03/20/53 200,409
245,746 Government National Mortgage Association 5 .000 01/20/40 48,886
169,823 Government National Mortgage Association 5 .000 03/20/40 32,151
48,500 Government National Mortgage Association 2 .500 12/20/43 43,807
58,149 Government National Mortgage Association 3 .000 03/20/45 52,585
53,164 Government National Mortgage Association 4 .000 06/20/46 5,776
252,938 Government National Mortgage Association 3 .000 11/20/51 186,903
347,584 Government National Mortgage Association 3 .000 12/20/51 260,930
268,793 Government National Mortgage Association 3 .000 01/20/52 205,721
321,724 Government National Mortgage Association 3 .000 02/20/52 226,108
206,321 Government National Mortgage Association 4 .000 04/20/52 173,505
177,873 Government National Mortgage Association 5 .000 04/20/52 32,347
114,619 Government National Mortgage Association 4 .000 07/20/52 98,000
161,398 Government National Mortgage Association 4 .500 09/20/52 151,163
167,790 Government National Mortgage Association 4 .500 09/20/52 157,248
113,571 Government National Mortgage Association 4 .500 02/20/53 108,003
93,457 Government National Mortgage Association 5 .500 02/20/53 94,393
146,465 (a) Government National Mortgage Association, (SOFR30A + 6.950%) 3 .032 05/20/53 11,753
106,314 (a) Government National Mortgage Association, (SOFR30A + 23.205%) 7 .926 08/20/53 117,270
43,827 (a) Government National Mortgage Association, (SOFR30A + 25.350%) 10 .071 08/20/53 52,107
1,500,863 (a),(b) GS Mortgage-Backed Securities Corp Trust 0 .145 08/25/51 12,493
206,517 (a),(b) GS Mortgage-Backed Securities Trust 2 .500 11/25/51 171,184
150,134 (a),(b) GS Mortgage-Backed Securities Trust 2 .500 03/25/52 124,494
88,535 (a),(b) GS Mortgage-Backed Securities Trust 2 .820 05/28/52 74,651
172,703 (a),(b) GS Mortgage-Backed Securities Trust 3 .000 08/26/52 149,950
16,264 (a),(b) JP Morgan Mortgage Trust 3 .500 05/25/47 14,799
123,478 (a),(b) JP Morgan Mortgage Trust 3 .500 10/25/48 111,444
3,066 (a),(b) JP Morgan Mortgage Trust 4 .000 01/25/49 2,867
396,473 (a),(b) JP Morgan Mortgage Trust 0 .116 06/25/51 2,502
701,707 (a),(b) JP Morgan Mortgage Trust 0 .106 11/25/51 4,053
59,645 (a),(b) JP Morgan Mortgage Trust 2 .500 11/25/51 49,463
733,778 (a),(b) JP Morgan Mortgage Trust 0 .112 12/25/51 4,532
82,550 (a),(b) JP Morgan Mortgage Trust 2 .500 12/25/51 68,458
22,254 (a),(b) JP Morgan Mortgage Trust 2 .836 12/25/51 18,239
124,164 (a),(b) JP Morgan Mortgage Trust 2 .500 01/25/52 102,920
169,236 (a),(b) JP Morgan Mortgage Trust 0 .500 04/25/52 4,983
112,119 (a),(b) JP Morgan Mortgage Trust 3 .342 04/25/52 96,881
67,271 (a),(b) JP Morgan Mortgage Trust 3 .342 04/25/52 57,392
89,695 (a),(b) JP Morgan Mortgage Trust 3 .342 04/25/52 74,388
185,207 (a),(b) JP Morgan Mortgage Trust 2 .500 06/25/52 153,519
1,013,848 (b) JP Morgan Mortgage Trust 0 .224 07/25/52 9,697
191,454 (a),(b) JP Morgan Mortgage Trust 2 .500 07/25/52 158,697
177,573 (a),(b) JP Morgan Mortgage Trust 3 .250 07/25/52 159,453
294,231 (a),(b) JP Morgan Mortgage Trust 3 .000 08/25/52 255,270
153,437 (a),(b) JP Morgan Mortgage Trust 3 .000 10/25/52 133,119
98,170 (a),(b) JP Morgan Mortgage Trust 3 .000 11/25/52 85,237
122,080 (a),(b) JP Morgan Mortgage Trust 3 .000 04/25/53 105,914
70,042 (a),(b) JP Morgan Mortgage Trust 5 .000 06/25/53 69,221
70,042 (a),(b) JP Morgan Mortgage Trust 5 .500 06/25/53 70,278
106,483 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 88,297
101,514 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 91,632
88,929 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 73,714
95,283 (a),(b) OBX 3 .000 01/25/52 82,666
189,308 (a),(b) RCKT Mortgage Trust 2 .500 02/25/52 156,978
172,972 (a),(b) RCKT Mortgage Trust 3 .000 05/25/52 150,184
77,450 (a),(b) RCKT Mortgage Trust 4 .000 06/25/52 71,632
4,875 (a),(b) Sequoia Mortgage Trust 4 .000 06/25/49 4,614

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE BACKED (continued)
$ 25,570 (a),(b) Sequoia Mortgage Trust 3 .500% 12/25/49 $ 23,025
72,565 (a),(b) Sequoia Mortgage Trust 2 .500 06/25/51 60,586
149,234 (a),(b) Sequoia Mortgage Trust 4 .000 11/25/55 139,889
100,000 (a),(b) Verus Securitization Trust 7 .451 02/25/68 99,868
70,210 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 61,026
91,175 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3 .304 08/25/51 78,389
TOTAL MORTGAGE BACKED 55,102,010
MUNICIPAL BONDS - 0.3%
200,000 City & County of San Francisco CA Community Facilities District No 2014-1 4 .038 09/01/34 189,825
170,000 New York State Dormitory Authority 4 .294 07/01/44 149,482
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 279,304
TOTAL MUNICIPAL BONDS 618,611
U.S. TREASURY SECURITIES - 22.1%
1,060,000 United States Treasury Note/Bond 4 .250 01/31/26 1,060,424
3,100,000 United States Treasury Note/Bond 4 .500 03/31/26 3,106,534
595,000 United States Treasury Note/Bond 4 .875 04/30/26 597,415
125,000 United States Treasury Note/Bond 4 .625 06/30/26 125,649
790,000 United States Treasury Note/Bond 4 .125 10/31/26 793,375
250,000 United States Treasury Note/Bond 4 .375 12/15/26 251,961
180,000 United States Treasury Note/Bond 4 .125 01/31/27 181,118
1,055,000 United States Treasury Note/Bond 4 .125 02/28/27 1,062,088
550,000 United States Treasury Note/Bond 3 .875 03/31/27 552,385
150,000 United States Treasury Note/Bond 4 .500 05/15/27 151,992
210,000 United States Treasury Note/Bond 3 .875 07/31/27 211,222
673,000 United States Treasury Note/Bond 3 .375 11/30/27 671,712
276,000 United States Treasury Note/Bond 3 .375 12/31/27 275,461
250,000 United States Treasury Note/Bond 3 .750 04/15/28 251,299
370,000 United States Treasury Note/Bond 3 .375 09/15/28 368,482
1,735,000 United States Treasury Note/Bond 3 .500 12/15/28 1,732,967
170,000 United States Treasury Note/Bond 3 .625 08/31/30 169,396
95,000 United States Treasury Note/Bond 4 .875 10/31/30 99,794
3,475,000 United States Treasury Note/Bond 3 .625 12/31/30 3,458,439
1,575,000 United States Treasury Note/Bond 4 .125 03/31/31 1,601,763
325,000 United States Treasury Note/Bond 4 .625 04/30/31 338,292
2,309,000 United States Treasury Note/Bond 4 .125 07/31/31 2,346,521
1,741,000 United States Treasury Note/Bond 3 .875 12/31/32 1,733,383
526,000 United States Treasury Note/Bond 4 .000 11/15/35 518,439
300,000 United States Treasury Note/Bond 2 .250 05/15/41 220,652
500,000 United States Treasury Note/Bond 2 .000 11/15/41 348,965
5,111,800 (f) United States Treasury Note/Bond 2 .375 02/15/42 3,762,764
3,005,000 United States Treasury Note/Bond 3 .875 02/15/43 2,703,326
3,668,000 United States Treasury Note/Bond 4 .750 11/15/43 3,668,430
1,114,000 United States Treasury Note/Bond 4 .750 02/15/45 1,108,343
675,000 United States Treasury Note/Bond 5 .000 05/15/45 692,930
1,535,700 United States Treasury Note/Bond 3 .000 11/15/45 1,173,431
400,000 United States Treasury Note/Bond 4 .625 11/15/45 390,875
1,615,000 United States Treasury Note/Bond 2 .875 11/15/46 1,192,577
765,000 United States Treasury Note/Bond 3 .000 05/15/47 574,467
176,000 United States Treasury Note/Bond 3 .375 11/15/48 139,253
9,391,000 United States Treasury Note/Bond 4 .750 08/15/55 9,232,527
1,000,000 United States Treasury Note/Bond 4 .625 11/15/55 963,437
TOTAL U.S. TREASURY SECURITIES 47,832,088
TOTAL GOVERNMENT BONDS
(Cost $111,526,192) 108,414,527

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley $ 66,222
TOTAL FINANCIAL SERVICES 66,222
TOTAL PREFERRED STOCKS
(Cost $65,000) 66,222
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 15.4%
ASSET BACKED - 5.5%
$ 400,000 (a) 3650R Commercial Mortgage Trust, Series 2022 PF2 5 .291% 11/15/55 399,746
500,000 (a),(b) AGL CLO 19 Ltd, (TSFR3M + 1.650%), Series 2022 19A 5 .970 07/21/38 501,888
183,452 (b) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 183,864
84,314 (b) Apollo aviation securitization, Series 2021 2A 2 .798 01/15/47 79,978
51,500 (b) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A 3 .280 09/26/33 51,174
92,178 (b) Capital Automotive REIT, Series 2021 1A 1 .440 08/15/51 90,218
98,521 (b) Capital Automotive REIT, Series 2021 1A 1 .920 08/15/51 96,356
150,000 Capital One Prime Auto Receivables Trust, Series 2025 1 3 .850 07/15/30 150,070
96,500 (b) Cars Net Lease Mortgage Notes, Series 2020 1A 2 .010 12/15/50 91,494
97,500 (b) Cars Net Lease Mortgage Notes Series, Series 2020 1A 3 .100 12/15/50 94,043
100,000 (b) Cars Net Lease Mortgage Notes Series, Series 2020 1A 4 .690 12/15/50 94,817
9,026 Carvana Auto Receivables Trust, Series 2021 N4 1 .720 09/11/28 8,810
76,389 (b) Carvana Auto Receivables Trust, Series 2022 N1 4 .130 12/11/28 75,800
144,702 (a),(b) CBRE Realty Finance, (LIBOR 3 M + 0.300%), Series 2007 1A 4 .847 04/07/52 14
1,037 Centex Home Equity, Series 2002 A 5 .540 01/25/32 1,038
444,419 (b) CF Hippolyta LLC, Series 2020 1 1 .690 07/15/60 373,928
214,547 (b) CF Hippolyta LLC, Series 2020 1 1 .990 07/15/60 179,882
89,945 (b) CF Hippolyta LLC, Series 2020 1 2 .280 07/15/60 56,079
232,832 (b) CF Hippolyta LLC, Series 2021 1A 1 .530 03/15/61 187,946
235,612 (b) CF Hippolyta LLC, Series 2021 1A 1 .980 03/15/61 143,419
230,000 (b) Cologix Data Centers US Issuer LLC, Series 2021 1A 3 .300 12/26/51 226,049
395,000 (b) CPS Auto Receivables Trust, Series 2025 C 4 .910 10/15/31 397,728
439,000 CSAIL Commercial Mortgage Trust, Series 2019 C17 3 .278 09/15/52 398,953
117,188 (b) DB Master Finance LLC, Series 2019 1A 4 .352 05/20/49 115,566
192,000 (b) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 188,336
96,000 (b) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 90,852
145,875 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 138,658
250,000 (a),(b) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A 5 .584 10/20/38 251,201
500,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP 4 .604 11/13/42 500,047
47,450 (b) FNA VI LLC, Series 2021 1A 1 .350 01/10/32 44,447
250,000 Gm Financial Consumer Automobile Receivables Trust, Series 2025 3 4 .180 08/16/30 252,016
44,930 (b) HERO Funding Trust, Series 2017 3A 3 .190 09/20/48 41,200
44,930 (b) HERO Funding Trust, Series 2017 3A 3 .950 09/20/48 42,191
24,908 (b) Hilton Grand Vacations Trust, Series 2019 AA 2 .340 07/25/33 24,837
1,854 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1 3 .986 06/25/33 1,832
1,000,000 Honda Auto Receivables Owner Trust, Series 2025 1 4 .570 09/21/29 1,011,086
133,881 (b) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 131,599
129,060 (b) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 126,135
350,000 (b) Hotwire Funding LLC, Series 2023 1A 5 .687 05/20/53 353,236
500,000 (b) M&T Bank Auto Receivables Trust, Series 2025 1A 4 .730 06/17/30 506,782
400,000 MSWF Commercial Mortgage Trust, Series 2023 1 5 .752 05/15/56 424,156
34,975 (b) MVW LLC, Series 2021 2A 1 .830 05/20/39 33,339
246,854 (b) MVW Owner Trust, Series 2025 2A 4 .480 10/20/44 247,206
14,259 (b) Navient Private Education Refi Loan Trust, Series 2020 HA 1 .310 01/15/69 13,496
56,192 (b) Navient Student Loan Trust, Series 2019 BA 3 .390 12/15/59 55,404
250,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A 5 .868 04/25/36 250,132
192,247 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 1A 1 .480 01/20/51 175,307
78,835 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A 2 .380 11/20/51 71,845
115,138 (b) OneMain Financial Issuance Trust, Series 2020 2A 1 .750 09/14/35 113,336
250,000 (a),(b) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A 5 .941 07/15/38 251,152
170,000 (b) PFS Financing Corp, Series 2024 D 5 .340 04/15/29 172,953
250,000 (b) PFS Financing Corp, Series 2025 B 4 .850 02/15/30 254,476
8,870 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 0 .990 11/20/37 8,853

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET BACKED (continued)
$ 8,870 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1 .340% 11/20/37 $ 8,853
8,870 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A 1 .790 11/20/37 8,853
250,000 (b) Stack Infrastructure Issuer LLC, Series 2021 1A 1 .877 03/26/46 248,163
2,889 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8 4 .746 09/25/34 2,786
247,500 (b) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 250,901
500,000 (a),(b) SYCA Commercial Mortgage Trust, Series 2025 WAG 5 .258 11/10/42 502,704
127,725 (b) Taco Bell Funding LLC, Series 2021 1A 1 .946 08/25/51 124,432
98,250 (b) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 91,592
276,712 (b) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 257,886
500,000 (b) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 508,539
TOTAL ASSET BACKED 11,779,679
OTHER MORTGAGE BACKED - 9.9%
83,019 (a),(b) Agate Bay Mortgage Trust, Series 2015 6 3 .500 09/25/45 77,236
500,000 (b) BANK, Series 2019 BN21 2 .500 10/17/52 375,385
71,242 (a),(b) Bayview MSR Opportunity Master Fund Trust, Series 2021 4 2 .500 10/25/51 59,075
400,000 BBCMS Mortgage Trust, Series 2023 C19 5 .753 04/15/56 405,919
200,000 (b) BBCMS Trust, Series 2015 SRCH 4 .197 08/10/35 197,007
500,000 (a) Benchmark Mortgage Trust, Series 2018 B1 3 .878 01/15/51 487,654
400,000 Benchmark Mortgage Trust, Series 2019 B9 4 .267 03/15/52 382,163
200,000 Benchmark Mortgage Trust, Series 2019 B12 3 .419 08/15/52 188,067
400,000 Benchmark Mortgage Trust, Series 2021 B24 2 .584 03/15/54 358,950
500,000 (a) Benchmark Mortgage Trust, Series 2021 B28 2 .244 08/15/54 418,215
450,000 Benchmark Mortgage Trust, Series 2019 B14 3 .049 12/15/62 426,725
125,000 Benchmark Mortgage Trust, Series 2019 B14 3 .493 12/15/62 105,318
360,000 BMO Mortgage Trust, Series 2023 C5 5 .765 06/15/56 377,458
252,380 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5 5 .142 03/15/41 252,791
250,000 CD Mortgage Trust, Series 2017 CD4 3 .746 05/10/50 244,802
250,000 (a),(b) CF Mortgage Trust, Series 2020 P1 3 .603 04/15/52 232,701
80,396 CFCRE Commercial Mortgage Trust, Series 2016 C7 3 .644 12/10/54 80,160
2,443 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9 5 .087 02/20/35 2,437
43,084 (a),(b) Citigroup Commercial Mortgage Trust, Series 2014 GC23 4 .599 07/10/47 41,449
400,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29 3 .976 04/10/48 365,475
250,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41 3 .018 08/10/56 231,637
24,723 COMM Mortgage Trust, Series 2012 CR4 2 .853 10/15/45 24,236
376,011 COMM Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 365,960
500,000 (a),(b) COMM Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 233,845
200,000 (a),(b) COMM Mortgage Trust, Series 2015 CR22 3 .699 03/10/48 160,645
105,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05 6 .874 04/25/42 107,362
480,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06 8 .206 05/25/42 497,655
490,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09 8 .624 09/25/42 519,877
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01 8 .106 12/25/42 376,380
250,000 (a),(b) CSTL Commercial Mortgage Trust, Series 2024 GATE 5 .052 11/10/41 250,906
200,000 DBJPM Mortgage Trust, Series 2020 C9 2 .340 08/15/53 178,145
400,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 5 .946 06/10/37 406,330
250,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA 6 .625 06/10/37 252,841
400,000 (a),(b) EQT Trust, Series 2024 EXTR 5 .331 07/05/41 409,675
74,289 (a),(b) Flagstar Mortgage Trust, Series 2017 2 3 .969 10/25/47 68,419
1,626 (a),(b) Flagstar Mortgage Trust, Series 2018 5 4 .000 09/25/48 1,532
150,857 (a),(b) Flagstar Mortgage Trust, Series 2021 4 2 .500 06/01/51 125,084
90,444 (a),(b) Flagstar Mortgage Trust, Series 2021 5INV 3 .333 07/25/51 75,239
91,368 (a),(b) Flagstar Mortgage Trust, Series 2021 10IN 3 .498 10/25/51 76,338
160,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3 7 .702 11/25/43 167,569
100,000 GS Mortgage Securities Trust, Series 2017 GS6 3 .869 05/10/50 89,034
300,000 GS Mortgage Securities Trust, Series 2017 GS7 4 .236 08/10/50 264,796
500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45 3 .173 02/13/53 465,446
2,521 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2 4 .000 11/25/49 2,376
25,309 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4 3 .000 01/25/51 21,998
577,093 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 0 .253 03/27/51 7,464
87,660 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5 3 .000 03/27/51 76,226
56,130 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6 2 .500 05/25/51 47,010
142,125 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5 2 .500 10/25/51 117,835
150,318 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2 3 .000 06/25/52 130,413

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 279,020 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .500% 01/25/52 $ 231,369
130,558 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ8 2 .500 01/25/52 108,271
88,908 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7 2 .721 01/25/52 72,853
91,167 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 INV1 3 .000 07/25/52 79,299
149,363 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 HP1 3 .000 09/25/52 129,685
115,101 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ5 3 .000 10/25/52 99,860
97,301 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ6 3 .000 01/25/53 84,463
123,333 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1 3 .500 02/25/53 111,328
900,000 (a),(b) Houston Galleria Mall Trust, Series 2025 HGLR 5 .462 02/05/45 934,186
500,000 (a),(b) HTL Commercial Mortgage Trust, Series 2024 T53 7 .088 05/10/39 508,197
225,000 (a),(b) ILPT Commercial Mortgage Trust, Series 2025 LPF2 5 .292 07/13/42 229,615
17,425 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1 2 .051 10/25/55 16,706
150,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN 3 .065 01/16/37 122,212
21,178 (a),(b) JP Morgan Mortgage Trust, Series 2015 1 5 .502 12/25/44 20,912
18,839 (a),(b) JP Morgan Mortgage Trust, Series 2018 3 3 .500 09/25/48 17,009
75,261 (a),(b) JP Morgan Mortgage Trust, Series 2018 5 3 .500 10/25/48 67,865
52,704 (a),(b) JP Morgan Mortgage Trust, Series 2017 5 4 .746 10/26/48 52,863
1,644 (a),(b) JP Morgan Mortgage Trust, Series 2018 9 4 .000 02/25/49 1,541
5,606 (a),(b) JP Morgan Mortgage Trust, Series 2019 1 4 .000 05/25/49 5,261
89,521 (a),(b) JP Morgan Mortgage Trust, Series 2020 1 3 .819 06/25/50 81,479
499,349 (a),(b) JP Morgan Mortgage Trust, Series 2021 3 0 .133 07/25/51 3,672
341,161 (a),(b) JP Morgan Mortgage Trust, Series 2021 4 0 .129 08/25/51 2,447
44,211 (a),(b) JP Morgan Mortgage Trust, Series 2021 4 2 .879 08/25/51 36,287
555,474 (a),(b) JP Morgan Mortgage Trust, Series 2021 6 0 .131 10/25/51 4,094
93,736 (a),(b) JP Morgan Mortgage Trust, Series 2021 6 2 .500 10/25/51 77,811
182,694 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV2 0 .400 12/25/51 4,305
74,319 (a),(b) JP Morgan Mortgage Trust, Series 2021 10 2 .500 12/25/51 61,627
89,574 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV4 3 .207 01/25/52 73,503
68,849 (a),(b) JP Morgan Mortgage Trust, Series 2021 12 2 .500 02/25/52 57,229
22,822 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV1 3 .291 03/25/52 19,412
51,079 (a),(b) JP Morgan Mortgage Trust, Series 2021 14 2 .500 05/25/52 42,355
41,154 (a),(b) JP Morgan Mortgage Trust, Series 2021 LTV2 2 .927 05/25/52 35,818
190,848 (a),(b) JP Morgan Mortgage Trust, Series 2022 2 3 .000 08/25/52 165,705
96,848 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV3 3 .000 09/25/52 84,119
291,510 (a),(b) JP Morgan Mortgage Trust, Series 2022 LTV2 3 .500 09/25/52 262,769
110,045 (a),(b) JP Morgan Mortgage Trust, Series 2022 7 3 .000 12/25/52 95,381
35,681 (a),(b) JP Morgan Mortgage Trust, Series 2022 7 4 .000 12/25/52 33,000
164,679 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29 4 .118 05/15/48 163,888
188,887 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .106 08/15/48 187,241
450,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31 4 .543 08/15/48 427,213
500,000 (a),(b) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1 4 .206 03/17/49 439,365
115,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2017 C5 3 .858 03/15/50 106,092
225,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C7 3 .985 10/15/50 213,856
30,516 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1 2 .278 01/25/37 29,292
250,000 (b) MetroNet Infrastructure Issuer LLC, Series 2025 2A 5 .400 08/20/55 253,524
81,105 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1 4 .000 02/25/53 75,112
400,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 2.394%), Series 2022 LPFL 3 .673 03/15/39 400,842
424,429 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE 5 .915 07/15/36 403,278
500,000 (b) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL 3 .885 08/15/38 487,520
260,000 (a),(b) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK 5 .543 10/15/40 260,620
185,787 (a),(b) OBX Trust, Series 2021 J2 2 .500 07/25/51 154,059
159,056 (a),(b) OBX Trust, Series 2022 INV5 4 .000 10/25/52 147,108
72,371 (a),(b) Oceanview Mortgage Trust, Series 2021 1 2 .500 05/25/51 60,011
550,000 (b) Olympic Tower Mortgage Trust, Series 2017 OT 3 .566 05/10/39 530,260
500,000 (b) One Bryant Park Trust, Series 2019 OBP 2 .516 09/15/54 464,527
77,450 (a),(b) RCKT Mortgage Trust, Series 2022 4 3 .500 06/25/52 69,911
7,741 (a),(b) Sequoia Mortgage Trust, Series 2015 2 3 .500 05/25/45 7,190
12,200 (a),(b) Sequoia Mortgage Trust, Series 2017 2 3 .500 02/25/47 11,128
22,703 (a),(b) Sequoia Mortgage Trust, Series 2018 3 3 .500 03/25/48 20,722
2,167 (a),(b) Sequoia Mortgage Trust, Series 2018 7 4 .000 09/25/48 2,063
37,724 (a),(b) Sequoia Mortgage Trust, Series 2020 3 3 .000 04/25/50 32,810
85,938 (a),(b) Sequoia Mortgage Trust, Series 2023 1 5 .000 01/25/53 83,647

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OTHER MORTGAGE BACKED (continued)
$ 9,752 (a),(b) Shellpoint Co-Originator Trust, Series 2017 1 3 .500% 04/25/47 $ 8,920
190,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11 4 .713 06/15/51 180,839
200,000 (a) UBS Commercial Mortgage Trust, Series 2018 C12 4 .788 08/15/51 189,082
88,999 (a),(b) Verus Securitization Trust, Series 2021 7 2 .240 10/25/66 78,800
350,000 (a),(b) Verus Securitization Trust, Series 2025 12 5 .760 12/25/70 352,417
200,000 Wells Fargo Commercial Mortgage Trust, Series 2024 C63 5 .309 08/15/57 207,136
18,837 Wells Fargo Commercial Mortgage Trust, Series 2016 C32 3 .560 01/15/59 18,794
1,304 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2 4 .000 04/25/49 1,240
10,285 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4 3 .500 09/25/49 9,340
95,910 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4 3 .000 07/25/50 83,749
171,575 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2 2 .500 06/25/51 142,488
92,006 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2 3 .633 09/25/51 78,069
76,037 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .000 03/25/52 66,067
92,068 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .422 03/25/52 77,565
95,047 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1 3 .500 03/25/52 85,846
TOTAL OTHER MORTGAGE BACKED 21,477,399
TOTAL STRUCTURED ASSETS
(Cost $34,405,466) 33,257,078
TOTAL LONG-TERM INVESTMENTS
(Cost $215,455,768) 210,081,017
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
529,399 (g) State Street Navigator Securities Lending Government Money Market Portfolio 3.830 (h) 529,399
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $529,399) 529,399
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1.1%
2,303,000 (i) Fixed Income Clearing Corporation 3 .810 01/02/26 2,303,000
TOTAL REPURCHASE AGREEMENT 2,303,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,303,000) 2,303,000
TOTAL INVESTMENTS - 98.6%
(Cost $218,288,167) 212,913,416
OTHER ASSETS & LIABILITIES, NET - 1.4% 3,067,135
NET ASSETS - 100.0% $ 215,980,551
EUR Euro
LIBOR London Interbank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UTIXX Federated Hermes U.S. Treasury Cash Reserves

Core Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $51,149,277 or 24.0% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $560,582.
(d) Perpetual security. Maturity date is not applicable.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 1.4% of Total Investments.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $2,303,487 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $2,349,071.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 163,649 EUR 139,453 Citibank N.A. 01/08/26 $ (8)
Total  $ (8)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (8)
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global Markets,
Inc CDX-NAHYS45V1-5Y 5.000% 3.17% Quarterly 12/20/30 $ 1,500,000 $ (117,108) $ (108,833) $ (8,275)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments December 31, 2025
Core Equity

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.8%
8,950 (a) Tesla, Inc $ 4,024,994
TOTAL AUTOMOBILES & COMPONENTS 4,024,994
BANKS - 3.4%
43,470 Citigroup, Inc 5,072,515
7,433 JPMorgan Chase & Co 2,395,061
TOTAL BANKS 7,467,576
CAPITAL GOODS - 7.7%
7,588 Cummins, Inc 3,873,295
3,704 Eaton Corp plc 1,179,761
3,536 GE Vernova, Inc 2,311,023
12,763 Howmet Aerospace, Inc 2,616,670
22,326 Ingersoll Rand, Inc 1,768,666
22,640 RTX Corp 4,152,176
3,058 Trane Technologies plc 1,190,174
TOTAL CAPITAL GOODS 17,091,765
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.4%
42,363 (a) Amazon.com, Inc 9,778,228
491 (a) Autozone, Inc 1,665,226
3,803 Home Depot, Inc 1,308,612
30,220 TJX Cos, Inc 4,642,094
7,486 Williams-Sonoma, Inc 1,336,925
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 18,731,085
CONSUMER DURABLES & APPAREL - 0.7%
12,826 Pulte Homes, Inc 1,503,977
TOTAL CONSUMER DURABLES & APPAREL 1,503,977
CONSUMER SERVICES - 1.9%
56,225 (a) Carnival Corp 1,717,111
8,757 Expedia Group, Inc 2,480,946
TOTAL CONSUMER SERVICES 4,198,057
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
58,356 Walmart, Inc 6,501,442
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 6,501,442
ENERGY - 0.4%
5,606 Chevron Corp 854,411
TOTAL ENERGY 854,411
FINANCIAL SERVICES - 6.7%
5,550 Ameriprise Financial, Inc 2,721,387
23,183 Bank of New York Mellon Corp 2,691,314
1,393 Goldman Sachs Group, Inc 1,224,447
10,187 Mastercard, Inc (Class A) 5,815,555
6,567 Visa, Inc (Class A) 2,303,113
TOTAL FINANCIAL SERVICES 14,755,816
FOOD, BEVERAGE & TOBACCO - 0.8%
30,499 Altria Group, Inc 1,758,572
TOTAL FOOD, BEVERAGE & TOBACCO 1,758,572
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
33,308 (a) Boston Scientific Corp 3,175,918
5,161 HCA, Inc 2,409,464
1,750 McKesson Corp 1,435,507
13,005 (a) Tenet Healthcare Corp 2,584,354
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,605,243
MATERIALS - 2.8%
16,330 Royal Gold, Inc 3,629,996
15,030 Steel Dynamics, Inc 2,546,833
TOTAL MATERIALS 6,176,829
MEDIA & ENTERTAINMENT - 8.8%
21,512 Alphabet, Inc 6,750,466

Core Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
25,621 Alphabet, Inc (Class A) $ 8,019,373
7,269 Meta Platforms, Inc 4,798,194
TOTAL MEDIA & ENTERTAINMENT 19,568,033
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
14,022 AbbVie, Inc 3,203,887
2,663 (a) Alnylam Pharmaceuticals, Inc 1,058,942
6,148 Eli Lilly & Co 6,607,132
25,257 Johnson & Johnson 5,226,936
5,740 Regeneron Pharmaceuticals, Inc 4,430,534
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 20,527,431
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.1%
10,499 (a) Advanced Micro Devices, Inc 2,248,466
21,773 Broadcom, Inc 7,535,635
14,671 Lam Research Corp 2,511,382
101,539 Nvidia Corp 18,937,023
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 31,232,506
SOFTWARE & SERVICES - 12.5%
1,048 (a) AppLovin Corp 706,163
67,103 Gen Digital, Inc 1,824,531
3,879 Intuit, Inc 2,569,527
33,271 Microsoft Corp 16,090,521
14,664 (a) Palantir Technologies, Inc 2,606,526
11,168 (a) Palo Alto Networks, Inc 2,057,146
6,567 Salesforce, Inc 1,739,664
TOTAL SOFTWARE & SERVICES 27,594,078
TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
46,209 Apple, Inc 12,562,379
46,895 Cisco Systems, Inc 3,612,322
3,575 Seagate Technology Holdings plc 984,519
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,159,220
TRANSPORTATION - 3.0%
29,527 Delta Air Lines, Inc 2,049,174
31,279 (a) Uber Technologies, Inc 2,555,807
17,861 (a) United Airlines Holdings, Inc 1,997,217
TOTAL TRANSPORTATION 6,602,198
UTILITIES - 2.7%
39,240 Alliant Energy Corp 2,550,992
30,002 American Electric Power Co, Inc 3,459,531
TOTAL UTILITIES 6,010,523
TOTAL COMMON STOCKS
(Cost $133,248,624) 221,363,756
TOTAL LONG-TERM INVESTMENTS
(Cost $133,248,624) 221,363,756
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 634,000 (b) Fixed Income Clearing Corporation 3 .810% 01/02/26 634,000
TOTAL REPURCHASE AGREEMENT 634,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $634,000) 634,000
TOTAL INVESTMENTS - 100.2%
(Cost $133,882,624) 221,997,756
OTHER ASSETS & LIABILITIES, NET - (0.2)% (522,072)
NET ASSETS - 100.0% $ 221,475,684
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $634,134 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $646,761.

Portfolio of Investments December 31, 2025
Growth Equity

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 3.2%
14,284 (a) Tesla, Inc $ 6,423,800
TOTAL AUTOMOBILES & COMPONENTS 6,423,800
BANKS - 0.5%
10,805 Wells Fargo & Co 1,007,026
TOTAL BANKS 1,007,026
CAPITAL GOODS - 4.7%
339 3M Co 54,274
129 (a) Axon Enterprise, Inc 73,263
9,040 (a) Boeing Co 1,962,765
1,587 GE Vernova, Inc 1,037,216
4,719 General Electric Co 1,453,593
1,165 Parker-Hannifin Corp 1,023,988
4,319 Quanta Services, Inc 1,822,877
586 TransDigm Group, Inc 779,292
7,977 Vertiv Holdings Co 1,292,354
TOTAL CAPITAL GOODS 9,499,622
COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
7,210 Waste Connections, Inc 1,264,346
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,264,346
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.2%
71,378 (a) Amazon.com, Inc 16,475,470
352 (a) Autozone, Inc 1,193,808
12,943 Prosus NV 801,417
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 18,470,695
CONSUMER DURABLES & APPAREL - 0.3%
112,600 PRADA S.p.A 651,059
TOTAL CONSUMER DURABLES & APPAREL 651,059
CONSUMER SERVICES - 3.6%
308 Booking Holdings, Inc 1,649,441
126,633 (a) Carnival Corp 3,867,372
1,614 (a),(b) Flutter Entertainment plc 348,663
2,021 (a) Flutter Entertainment plc 434,596
11,809 Starbucks Corp 994,436
TOTAL CONSUMER SERVICES 7,294,508
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
782 Costco Wholesale Corp 674,350
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 674,350
FINANCIAL SERVICES - 6.4%
854 (a),(c) Adyen NV 1,377,139
3,852 American Express Co 1,425,047
18,892 (a) Chime Financial, Inc 475,512
77,546 (a) Grab Holdings Ltd 386,955
7,055 KKR & Co, Inc 899,371
202,145 Rocket Cos, Inc 3,913,527
12,755 Visa, Inc (Class A) 4,473,306
TOTAL FINANCIAL SERVICES 12,950,857
FOOD, BEVERAGE & TOBACCO - 1.2%
14,989 Mondelez International, Inc 806,858
19,686 (a) Monster Beverage Corp 1,509,326
TOTAL FOOD, BEVERAGE & TOBACCO 2,316,184
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
15,180 (a) DexCom, Inc 1,007,496
3,919 (a) Intuitive Surgical, Inc 2,219,565

Growth Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
9,620 (a) Medline, Inc $ 404,040
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,631,101
INSURANCE - 0.5%
4,489 Progressive Corp 1,022,235
TOTAL INSURANCE 1,022,235
MEDIA & ENTERTAINMENT - 13.9%
53,502 Alphabet, Inc 16,788,928
17,171 (a) Liberty Media Corp-Liberty Formula One (Class C) 1,691,515
8,809 Meta Platforms, Inc 5,814,733
22,962 (a) ROBLOX Corp 1,860,611
15,008 Walt Disney Co 1,707,460
TOTAL MEDIA & ENTERTAINMENT 27,863,247
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
3,556 Eli Lilly & Co 3,821,562
15,220 Galderma Group AG. 3,099,290
2,799 Regeneron Pharmaceuticals, Inc 2,160,464
3,560 Thermo Fisher Scientific, Inc 2,062,842
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,144,158
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
15,854 (a) CoStar Group, Inc 1,066,023
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,066,023
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.7%
9,088 Applied Materials, Inc 2,335,525
8,934 (a) ARM Holdings plc (ADR) 976,576
28,155 Broadcom, Inc 9,744,445
129,164 Nvidia Corp 24,089,086
43,000 Taiwan Semiconductor Manufacturing Co Ltd 2,113,762
1,673 Texas Instruments, Inc 290,249
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 39,549,643
SOFTWARE & SERVICES - 17.5%
6,704 (a) Atlassian Corp Ltd 1,086,987
1,114 (a) Crowdstrike Holdings, Inc 522,199
12,093 (a) Figma, Inc 451,915
4,837 Intuit, Inc 3,204,125
44,899 Microsoft Corp 21,714,054
5,040 Oracle Corp 982,346
5,753 (a) Palantir Technologies, Inc 1,022,596
11,446 (a) Palo Alto Networks, Inc 2,108,353
2,030 Roper Industries, Inc 903,614
6,931 (a) ServiceNow, Inc 1,061,760
9,555 (a) Snowflake, Inc 2,095,985
TOTAL SOFTWARE & SERVICES 35,153,934
TECHNOLOGY HARDWARE & EQUIPMENT - 9.1%
55,329 Apple, Inc 15,041,742
15,792 (a) Arista Networks, Inc 2,069,226
7,168 Western Digital Corp 1,234,831
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 18,345,799
UTILITIES - 0.9%
4,968 Constellation Energy Corp 1,755,045
TOTAL UTILITIES 1,755,045
TOTAL COMMON STOCKS
(Cost $85,798,641) 200,083,632
TOTAL LONG-TERM INVESTMENTS
(Cost $85,798,641) 200,083,632

See Notes to Financial Statements
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
362,306 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(e) $ 362,306
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $362,306) 362,306
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 283,000 (f) Fixed Income Clearing Corporation 3 .810 01/02/26 283,000
TOTAL REPURCHASE AGREEMENT 283,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $283,000) 283,000
TOTAL INVESTMENTS - 99.8%
(Cost $86,443,947) 200,728,938
OTHER ASSETS & LIABILITIES, NET - 0.2% 354,726
NET ASSETS - 100.0% $ 201,083,664
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $343,301.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,377,139 or 0.7% of Total Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $283,060 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $288,672.

International Equity
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUSTRALIA - 4.5%
82,505 BHP Billiton Ltd $ 2,489,929
32,709 Commonwealth Bank of Australia 3,491,326
443,206 Glencore plc 2,422,857
TOTAL AUSTRALIA 8,404,112
BRAZIL - 1.0%
258,396 Itau Unibanco Holding S.A. 1,846,721
TOTAL BRAZIL 1,846,721
DENMARK - 3.0%
12,217 DSV AS 3,076,928
51,716 Novo Nordisk A.S. 2,622,956
TOTAL DENMARK 5,699,884
FINLAND - 1.5%
152,177 Nordea Bank AB publ 2,863,096
TOTAL FINLAND 2,863,096
FRANCE - 10.0%
11,318 Air Liquide 2,127,262
24,569 Airbus SE 5,705,506
16,372 Compagnie de Saint-Gobain 1,664,899
8,417 Essilor International S.A. 2,661,437
3,723 Kering 1,300,956
4,242 LVMH Moet Hennessy Louis Vuitton S.A. 3,197,347
15,349 Vinci S.A. 2,159,345
TOTAL FRANCE 18,816,752
GERMANY - 10.2%
85,002 E.ON AG. 1,609,506
14,236 HeidelbergCement AG. 3,690,780
2,066 Rheinmetall AG. 3,769,198
40,617 RWE AG. 2,152,167
8,685 SAP AG. 2,110,181
20,426 Siemens AG. 5,720,840
TOTAL GERMANY 19,052,672
INDIA - 0.8%
19,971 HDFC Bank Ltd (ADR) 729,740
40,118 Reliance Industries Ltd 702,010
TOTAL INDIA 1,431,750
INDONESIA - 0.2%
1,783,200 Bank Rakyat Indonesia 390,533
TOTAL INDONESIA 390,533
ITALY - 2.3%
30,105 Moncler S.p.A 1,924,317
28,311 UniCredit S.p.A 2,344,907
TOTAL ITALY 4,269,224
JAPAN - 21.0%
28,200 Advantest Corp 3,565,828
104,500 Daiichi Sankyo Co Ltd, Reg S 2,219,009
75,700 Fujitsu Ltd 2,080,456
215,455 Hitachi Ltd 6,757,006
118,800 Mitsubishi Electric Corp 3,463,833
368,800 Mitsubishi UFJ Financial Group, Inc 5,853,251
48,640 Nintendo Co Ltd 3,283,906
48,000 ORIX Corp 1,403,869
26,400 SBI Holdings, Inc 568,920
163,160 Sony Corp 4,185,212
133,000 Sumitomo Mitsui Financial Group, Inc 4,277,468

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
83,515 Toyota Motor Corp $ 1,793,659
TOTAL JAPAN 39,452,417
KOREA, REPUBLIC OF - 1.4%
31,495 Samsung Electronics Co Ltd 2,639,750
TOTAL KOREA, REPUBLIC OF 2,639,750
MEXICO - 0.7%
6,818 Fomento Economico Mexicano SAB de C.V. (ADR) 689,095
67,200 Grupo Financiero Banorte S.A. de C.V. 622,983
TOTAL MEXICO 1,312,078
NETHERLANDS - 6.0%
2,989 ASML Holding NV 3,220,708
22,368 Heineken NV 1,845,515
136,742 ING Groep NV 3,843,575
448,402 Koninklijke KPN NV 2,095,255
10,152 (a),(b) Magnum Ice Cream Co NV 161,134
TOTAL NETHERLANDS 11,166,187
SOUTH AFRICA - 0.9%
39,188 Anglo American plc 1,620,914
TOTAL SOUTH AFRICA 1,620,914
SPAIN - 7.6%
285,245 Banco Bilbao Vizcaya Argentaria S.A. 6,691,048
420,128 Banco Santander S.A. 4,945,112
122,051 Iberdrola S.A. 2,642,818
TOTAL SPAIN 14,278,978
SWITZERLAND - 5.6%
39,481 ABB Ltd 2,910,440
10,895 Cie Financiere Richemont S.A. 2,349,517
2,960 Lonza Group AG. 1,995,690
4,274 Zurich Insurance Group AG 3,234,145
TOTAL SWITZERLAND 10,489,792
TAIWAN - 1.2%
7,332 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 2,228,121
TOTAL TAIWAN 2,228,121
UNITED KINGDOM - 8.2%
23,148 AstraZeneca plc 4,283,752
478,693 Barclays plc 3,064,176
53,225 British American Tobacco plc 3,017,361
102,526 National Grid plc 1,572,593
6,755 Reckitt Benckiser Group plc 546,610
45,128 Unilever plc 2,948,538
TOTAL UNITED KINGDOM 15,433,030
UNITED STATES - 13.5%
340,566 BP plc 1,986,168
37,324 CRH plc 4,658,035
645,082 Haleon plc 3,259,846
5,776 Linde plc 2,462,829
11,073 Nestle S.A. 1,099,096
7,235 Novartis AG. 996,953
11,158 Roche Holding AG. 4,607,921
124,527 Shell plc 4,589,101
45,041 Smurfit WestRock plc 1,741,736
TOTAL UNITED STATES 25,401,685
TOTAL COMMON STOCKS
(Cost $115,871,718) 186,797,696
TOTAL LONG-TERM INVESTMENTS
(Cost $115,871,718) 186,797,696

International Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
165,379 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(d) $ 165,379
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $165,379) 165,379
TOTAL INVESTMENTS - 99.7%
(Cost $116,037,097) 186,963,075
BORROWINGS - (0.0)%(e) (69,835)
OTHER ASSETS & LIABILITIES, NET - 0.3% 639,528
NET ASSETS - 100.0% $ 187,532,768
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $157,691.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Borrowings as a percentage of Total Investments is 0.0%.

Portfolio of Investments December 31, 2025
Large Cap Responsible Equity

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.1%
1,259 (a) Aptiv plc $ 95,797
TOTAL AUTOMOBILES & COMPONENTS 95,797
BANKS - 3.7%
11,372 Citigroup, Inc 1,326,999
7,624 JPMorgan Chase & Co 2,456,605
TOTAL BANKS 3,783,604
CAPITAL GOODS - 8.1%
853 (a) Axon Enterprise, Inc 484,444
2,600 Caterpillar, Inc 1,489,462
1,580 Deere & Co 735,601
2,801 Eaton Corp plc 892,146
1,571 GE Vernova, Inc 1,026,758
3,322 Illinois Tool Works, Inc 818,209
7,039 Ingersoll Rand, Inc 557,630
707 Parker-Hannifin Corp 621,425
2,175 Quanta Services, Inc 917,980
866 Trane Technologies plc 337,047
329 W.W. Grainger, Inc 331,977
1,242 Xylem, Inc 169,136
TOTAL CAPITAL GOODS 8,381,815
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
3,140 Automatic Data Processing, Inc 807,702
8,470 (a) Copart, Inc 331,601
947 Paychex, Inc 106,234
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,245,537
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.5%
8,894 eBay, Inc 774,667
3,763 Home Depot, Inc 1,294,848
1,598 Lowe's Cos, Inc 385,374
7,750 TJX Cos, Inc 1,190,478
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,645,367
CONSUMER DURABLES & APPAREL - 0.1%
1,040 (a) Deckers Outdoor Corp 107,817
TOTAL CONSUMER DURABLES & APPAREL 107,817
CONSUMER SERVICES - 4.0%
201 Booking Holdings, Inc 1,076,421
1,725 (a) DoorDash, Inc 390,678
1,484 Expedia Group, Inc 420,432
3,277 McDonald's Corp 1,001,550
2,295 Royal Caribbean Cruises Ltd 640,121
6,647 Starbucks Corp 559,744
TOTAL CONSUMER SERVICES 4,088,946
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
4,054 Target Corp 396,279
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 396,279
ENERGY - 1.5%
17,968 Baker Hughes Co 818,263
9,644 ONEOK, Inc 708,834
TOTAL ENERGY 1,527,097
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
1,011 Equinix, Inc 774,588
1,560 Iron Mountain, Inc 129,402
7,480 Prologis, Inc 954,897
5,861 Welltower, Inc 1,087,860
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,946,747
FINANCIAL SERVICES - 11.6%
3,380 American Express Co 1,250,431

Large Cap Responsible Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,186 Ameriprise Financial, Inc $ 581,543
6,313 Bank of New York Mellon Corp 732,876
1,584 Goldman Sachs Group, Inc 1,392,336
2,924 Mastercard, Inc (Class A) 1,669,253
1,841 Moody's Corp 940,475
7,303 Morgan Stanley 1,296,502
2,189 Nasdaq Stock Market, Inc 212,617
6,244 PayPal Holdings, Inc 364,525
2,034 S&P Global, Inc 1,062,948
6,348 Synchrony Financial 529,614
5,497 Visa, Inc (Class A) 1,927,853
TOTAL FINANCIAL SERVICES 11,960,973
FOOD, BEVERAGE & TOBACCO - 1.9%
13,252 Coca-Cola Co 926,447
7,383 PepsiCo, Inc 1,059,608
TOTAL FOOD, BEVERAGE & TOBACCO 1,986,055
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
1,788 (a) Cooper Cos, Inc 146,545
5,610 (a) Edwards Lifesciences Corp 478,253
1,820 HCA, Inc 849,685
1,046 (a) IDEXX Laboratories, Inc 707,650
481 (a) Insulet Corp 136,719
392 McKesson Corp 321,554
306 STERIS plc 77,577
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,717,983
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
9,046 Procter & Gamble Co 1,296,382
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,296,382
INSURANCE - 2.2%
221 Hartford Financial Services Group, Inc 30,454
2,707 Marsh & McLennan Cos, Inc 502,203
3,737 Progressive Corp 850,990
2,975 Travelers Cos, Inc 862,928
TOTAL INSURANCE 2,246,575
MATERIALS - 2.1%
3,348 Ecolab, Inc 878,917
4,548 International Paper Co 179,146
11,226 Newmont Goldcorp Corp 1,120,916
TOTAL MATERIALS 2,178,979
MEDIA & ENTERTAINMENT - 3.5%
2,464 Comcast Corp (Class A) 73,649
3,253 Electronic Arts, Inc 664,686
3,070 (a) Live Nation, Inc 437,475
14,442 (a) Netflix, Inc 1,354,082
7,328 News Corp (Class A) 191,407
3,375 (a) Take-Two Interactive Software, Inc 864,101
TOTAL MEDIA & ENTERTAINMENT 3,585,400
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
669 Agilent Technologies, Inc 91,031
3,026 Amgen, Inc 990,440
3,081 Bristol-Myers Squibb Co 166,189
4,985 Danaher Corp 1,141,166
2,469 Eli Lilly & Co 2,653,385
5,425 Gilead Sciences, Inc 665,865
1,927 (a) Vertex Pharmaceuticals, Inc 873,625
424 West Pharmaceutical Services, Inc 116,659

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,210 Zoetis, Inc $ 403,882
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,102,242
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
4,086 (a) CBRE Group, Inc 656,988
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 656,988
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.1%
6,454 (a) Advanced Micro Devices, Inc 1,382,189
5,431 Applied Materials, Inc 1,395,713
6,908 Broadcom, Inc 2,390,859
606 (a) First Solar, Inc 158,305
15,619 (a) Intel Corp 576,341
8,575 Lam Research Corp 1,467,868
49,284 Nvidia Corp 9,191,466
1,430 NXP Semiconductors NV 310,396
4,276 Texas Instruments, Inc 741,843
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 17,614,980
SOFTWARE & SERVICES - 16.9%
4,071 Accenture plc 1,092,249
2,400 (a) Adobe, Inc 839,976
2,948 (a) Autodesk, Inc 872,637
2,286 (a) Cadence Design Systems, Inc 714,558
1,474 (a) Gartner, Inc 371,861
4,613 International Business Machines Corp 1,366,417
1,538 Intuit, Inc 1,018,802
15,245 Microsoft Corp 7,372,787
627 (a) PTC, Inc 109,230
4,527 Salesforce, Inc 1,199,247
5,775 (a) ServiceNow, Inc 884,672
1,482 (a) Synopsys, Inc 696,125
5,148 (a) Trade Desk, Inc 195,418
3,260 (a) Workday, Inc 700,183
TOTAL SOFTWARE & SERVICES 17,434,162
TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
7,625 (a) Arista Networks, Inc 999,104
18,416 Cisco Systems, Inc 1,418,584
25,537 Hewlett Packard Enterprise Co 613,399
18,279 HP, Inc 407,256
3,350 (a) Keysight Technologies, Inc 680,686
1,152 Seagate Technology Holdings plc 317,249
4,633 (a) Trimble Inc 362,996
6,307 Western Digital Corp 1,086,507
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,885,781
TELECOMMUNICATION SERVICES - 0.7%
18,572 Verizon Communications, Inc 756,438
TOTAL TELECOMMUNICATION SERVICES 756,438
TRANSPORTATION - 0.7%
9,397 CSX Corp 340,641
2,345 Old Dominion Freight Line 367,696
32 Union Pacific Corp 7,402
TOTAL TRANSPORTATION 715,739
UTILITIES - 0.6%
1,252 (a) Edison International 75,145
489 Eversource Energy 32,924

Large Cap Responsible Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
12,693 Exelon Corp $ 553,288
TOTAL UTILITIES 661,357
TOTAL COMMON STOCKS
(Cost $51,705,169) 103,019,040
TOTAL LONG-TERM INVESTMENTS
(Cost $51,705,169) 103,019,040
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 324,000 (b) Fixed Income Clearing Corporation 3 .810% 01/02/26 324,000
TOTAL REPURCHASE AGREEMENT 324,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $324,000) 324,000
TOTAL INVESTMENTS - 100.1%
(Cost $52,029,169) 103,343,040
OTHER ASSETS & LIABILITIES, NET - (0.1)% (105,228)
NET ASSETS - 100.0% $ 103,237,812
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $324,069 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $330,528.

Portfolio of Investments December 31, 2025
Large Cap Value

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
BANKS - 10.9%
39,651 Bank of America Corp $ 2,180,805
14,535 Fifth Third Bancorp 680,383
11,767 JPMorgan Chase & Co 3,791,563
5,659 PNC Financial Services Group, Inc 1,181,203
23,353 Wells Fargo & Co 2,176,500
TOTAL BANKS 10,010,454
CAPITAL GOODS - 12.7%
7,106 (a) Boeing Co 1,542,855
1,530 Deere & Co 712,322
5,980 Dover Corp 1,167,535
4,337 Eaton Corp plc 1,381,378
9,905 Emerson Electric Co 1,314,592
4,582 Honeywell International, Inc 893,902
8,718 Masco Corp 553,244
1,903 Parker-Hannifin Corp 1,672,661
11,173 RTX Corp 2,049,128
806 Trane Technologies plc 313,695
TOTAL CAPITAL GOODS 11,601,312
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.2%
8,657 (a) Amazon.com, Inc 1,998,209
3,035 Home Depot, Inc 1,044,344
9,135 (a) O'Reilly Automotive, Inc 833,203
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,875,756
CONSUMER DURABLES & APPAREL - 1.1%
136 (a) NVR, Inc 991,817
TOTAL CONSUMER DURABLES & APPAREL 991,817
CONSUMER SERVICES - 2.0%
157 Booking Holdings, Inc 840,787
3,397 Hilton Worldwide Holdings, Inc 975,788
TOTAL CONSUMER SERVICES 1,816,575
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
11,698 Walmart, Inc 1,303,274
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,303,274
ENERGY - 5.8%
6,849 Chevron Corp 1,043,856
11,847 ConocoPhillips 1,108,998
7,511 EOG Resources, Inc 788,730
14,200 Exxon Mobil Corp 1,708,828
4,330 Valero Energy Corp 704,881
TOTAL ENERGY 5,355,293
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
11,244 Prologis, Inc 1,435,409
3,749 Simon Property Group, Inc 693,977
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,129,386
FINANCIAL SERVICES - 10.9%
4,357 American Express Co 1,611,872
4,566 (a) Berkshire Hathaway, Inc 2,295,100
1,216 BlackRock, Inc 1,301,534
10,830 Charles Schwab Corp 1,082,025
1,960 Goldman Sachs Group, Inc 1,722,840
7,567 Intercontinental Exchange, Inc 1,225,551
5,544 KKR & Co, Inc 706,749
TOTAL FINANCIAL SERVICES 9,945,671
FOOD, BEVERAGE & TOBACCO - 2.0%
16,028 Mondelez International, Inc 862,787

Large Cap Value

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
6,229 Philip Morris International, Inc $ 999,132
TOTAL FOOD, BEVERAGE & TOBACCO 1,861,919
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
12,806 Abbott Laboratories 1,604,464
3,826 Cigna Group 1,053,030
2,680 Elevance Health, Inc 939,474
1,764 HCA, Inc 823,541
4,145 UnitedHealth Group, Inc 1,368,306
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,788,815
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
7,234 Procter & Gamble Co 1,036,705
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,036,705
INSURANCE - 3.4%
12,991 American International Group, Inc 1,111,380
3,119 Chubb Ltd 973,502
5,731 Marsh & McLennan Cos, Inc 1,063,215
TOTAL INSURANCE 3,148,097
MATERIALS - 3.8%
12,780 DuPont de Nemours, Inc 513,756
3,574 Linde plc 1,523,918
2,173 Reliance Steel & Aluminum Co 627,715
19,850 Smurfit WestRock plc 767,599
TOTAL MATERIALS 3,432,988
MEDIA & ENTERTAINMENT - 6.9%
13,129 Alphabet, Inc 4,119,880
625 Meta Platforms, Inc 412,556
15,417 Walt Disney Co 1,753,992
TOTAL MEDIA & ENTERTAINMENT 6,286,428
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
3,701 AbbVie, Inc 845,641
4,897 Danaher Corp 1,121,021
12,056 Johnson & Johnson 2,494,989
1,265 Regeneron Pharmaceuticals, Inc 976,416
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,438,067
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
3,836 Analog Devices, Inc 1,040,323
4,995 Applied Materials, Inc 1,283,665
1,171 Broadcom, Inc 405,283
12,497 (a) Intel Corp 461,139
5,160 Lam Research Corp 883,289
3,131 Micron Technology, Inc 893,619
3,237 NXP Semiconductors NV 702,623
5,412 Qnity Electronics, Inc 441,890
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,111,831
SOFTWARE & SERVICES - 2.3%
4,159 Accenture plc 1,115,860
2,078 Microsoft Corp 1,004,962
TOTAL SOFTWARE & SERVICES 2,120,822
TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
15,620 Cisco Systems, Inc 1,203,209
4,832 TE Connectivity plc 1,099,328
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,302,537
TELECOMMUNICATION SERVICES - 0.7%
2,939 T-Mobile US, Inc 596,735
TOTAL TELECOMMUNICATION SERVICES 596,735
TRANSPORTATION - 2.1%
1,749 FedEx Corp 505,216
5,957 Union Pacific Corp 1,377,973
TOTAL TRANSPORTATION 1,883,189
UTILITIES - 4.6%
8,713 Ameren Corp 870,080

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
8,187 American Electric Power Co, Inc $ 944,043
11,609 Duke Energy Corp 1,360,691
12,964 NextEra Energy, Inc 1,040,750
TOTAL UTILITIES 4,215,564
TOTAL COMMON STOCKS
(Cost $52,523,356) 91,253,235
TOTAL LONG-TERM INVESTMENTS
(Cost $52,523,356) 91,253,235
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 284,000 (b) Fixed Income Clearing Corporation 3 .810% 01/02/26 284,000
TOTAL REPURCHASE AGREEMENT 284,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $284,000) 284,000
TOTAL INVESTMENTS - 99.9%
(Cost $52,807,356) 91,537,235
OTHER ASSETS & LIABILITIES, NET - 0.1% 109,608
NET ASSETS - 100.0% $ 91,646,843
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $284,060 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $289,700.

Money Market
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 104.9%
GOVERNMENT AGENCY DEBT - 11.8%
$ 540,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000% 08/27/26 $ 527,576
400,000 Federal Farm Credit Discount Notes 0 .000 06/11/26 393,417
4,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/26 3,997,428
200,000 Federal Home Loan Bank Discount Notes 0 .000 01/12/26 199,765
1,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/15/26 998,499
1,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/21/26 997,878
2,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/22/26 1,995,333
3,070,000 Federal Home Loan Bank Discount Notes 0 .000 02/13/26 3,056,441
1,100,000 Federal Home Loan Bank Discount Notes 0 .000 03/04/26 1,093,218
100,000 Federal Home Loan Bank Discount Notes 0 .000 04/24/26 98,876
1,625,000 Federal Home Loan Bank Discount Notes 0 .000 06/12/26 1,599,209
1,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/07/26 978,593
350,000 Federal Home Loan Banks 3 .625 09/04/26 349,651
300,000 Federal Home Loan Mortgage Corp 0 .000 01/22/26 299,331
135,000 Federal National Mortgage Association 2 .125 04/24/26 134,211
TOTAL GOVERNMENT AGENCY DEBT 16,719,426
REPURCHASE AGREEMENT - 45.9%
34,490,000 (a) Fixed Income Clearing Corporation 3 .810 01/02/26 34,490,000
30,408,000 (b) Fixed Income Clearing Corporation 3 .820 01/02/26 30,408,000
TOTAL REPURCHASE AGREEMENT 64,898,000
TREASURY DEBT - 27.5%
1,500,000 United States Treasury Bill 0 .000 01/06/26 1,499,240
245,000 United States Treasury Bill 0 .000 01/13/26 244,686
2,625,000 United States Treasury Bill 0 .000 01/29/26 2,617,606
1,000,000 United States Treasury Bill 0 .000 02/10/26 995,989
1,000,000 United States Treasury Bill 0 .000 02/17/26 995,044
1,120,000 United States Treasury Bill 0 .000 03/10/26 1,112,024
1,120,000 United States Treasury Bill 0 .000 03/19/26 1,111,508
2,000,000 United States Treasury Bill 0 .000 03/31/26 1,981,508
3,500,000 United States Treasury Bill 0 .000 05/14/26 3,452,103
3,625,000 United States Treasury Bill 0 .000 05/21/26 3,572,697
500,000 United States Treasury Note/Bond 0 .500 02/28/26 497,138
1,000,000 United States Treasury Note/Bond 4 .625 02/28/26 1,000,854
750,000 United States Treasury Note/Bond 0 .750 03/31/26 744,227
500,000 United States Treasury Note/Bond 4 .500 03/31/26 500,436
500,000 United States Treasury Note/Bond 3 .750 04/15/26 499,553
2,250,000 United States Treasury Note/Bond 0 .750 04/30/26 2,226,541
5,125,000 United States Treasury Note/Bond 4 .875 04/30/26 5,138,654
2,875,000 United States Treasury Note/Bond 1 .625 05/15/26 2,849,455
1,000,000 United States Treasury Note/Bond 0 .750 05/31/26 986,200
500,000 United States Treasury Note/Bond 4 .875 05/31/26 501,476
1,725,000 United States Treasury Note/Bond 0 .625 07/31/26 1,692,478
500,000 United States Treasury Note/Bond 1 .500 08/15/26 493,245
2,000,000 United States Treasury Note/Bond 0 .750 08/31/26 1,959,524
1,000,000 United States Treasury Note/Bond 1 .375 08/31/26 984,524
1,200,000 United States Treasury Note/Bond 3 .500 09/30/26 1,198,065
TOTAL TREASURY DEBT 38,854,775
VARIABLE RATE SECURITIES - 19.7%
15,000 (c) Federal Farm Credit Banks Funding Corp, (SOFR + 0.100%) 3 .810 01/15/26 15,000
30,000 (c) Federal Farm Credit Banks Funding Corp, (SOFR + 0.090%) 3 .800 02/12/26 30,001
1,000,000 (c) Federal Farm Credit Banks Funding Corp, (SOFR + 0.020%) 3 .730 05/07/26 1,000,000
950,000 (c) Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%) 3 .715 06/23/26 950,000
20,000 (c) Federal Home Loan Banks, (SOFR + 0.145%) 3 .915 01/02/26 20,000
2,400,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 01/05/26 2,400,000
1,000,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 01/08/26 1,000,000
1,250,000 (c) Federal Home Loan Banks, (SOFR + 0.005%) 3 .715 01/28/26 1,250,000
40,000 (c) Federal Home Loan Banks, (SOFR + 0.090%) 3 .800 02/02/26 40,002
3,750,000 (c) Federal Home Loan Banks, (SOFR + 0.005%) 3 .715 02/03/26 3,750,000
6,055,000 (c) Federal Home Loan Banks, (SOFR + 0.010%) 3 .720 02/11/26 6,055,000

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VARIABLE RATE SECURITIES (continued)
$ 40,000 (c) Federal Home Loan Banks, (SOFR + 0.090%) 3 .800% 02/19/26 $ 40,002
1,250,000 (c) Federal Home Loan Banks, (SOFR + 0.010%) 3 .720 02/25/26 1,250,000
1,250,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 03/20/26 1,250,000
2,250,000 (c) Federal Home Loan Banks, (SOFR + 0.010%) 3 .720 03/23/26 2,250,000
1,500,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 03/25/26 1,500,000
1,000,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 04/16/26 1,000,000
2,000,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 3 .650 07/02/26 2,000,000
2,000,000 (c) Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 07/02/26 2,000,000
15,000 (c) Federal Home Loan Mortgage Corp, (SOFR + 0.100%) 3 .810 02/09/26 15,001
TOTAL VARIABLE RATE SECURITIES 27,815,006
TOTAL SHORT-TERM INVESTMENTS
(Cost $148,287,207) 148,287,207
TOTAL INVESTMENTS - 104.9%
(Cost $148,287,207) 148,287,207
OTHER ASSETS & LIABILITIES, NET - (4.9)% (6,955,236)
NET ASSETS - 100.0% $ 141,331,971
SOFR Secured Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $34,497,300 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $35,179,816.
(b) Agreement with Fixed Income Clearing Corporation, 3.820% dated 12/31/25 to be repurchased at $30,414,453 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 11/15/55, valued at $31,016,293.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Real Estate Securities Select
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.0%
ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
2,400 Blackstone, Inc $ 369,936
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 369,936
DATA CENTER REITS - 10.2%
18,000 Digital Realty Trust, Inc 2,784,780
4,200 Equinix, Inc 3,217,872
21,000 (a) Fermi, Inc 168,000
TOTAL DATA CENTER REITS 6,170,652
DIVERSIFIED REITS - 0.7%
13,800 Essential Properties Realty Trust, Inc 409,308
TOTAL DIVERSIFIED REITS 409,308
HEALTH CARE REITS - 17.7%
28,000 American Healthcare REIT, Inc 1,317,680
38,000 Sabra Health Care REIT, Inc 719,720
35,500 Ventas, Inc 2,746,990
31,700 Welltower, Inc 5,883,837
TOTAL HEALTH CARE REITS 10,668,227
HOTELS, RESORTS & CRUISE LINES - 1.5%
3,000 Hyatt Hotels Corp 480,960
1,400 Marriott International, Inc (Class A) 434,336
TOTAL HOTELS, RESORTS & CRUISE LINES 915,296
INDUSTRIAL REITS - 13.1%
4,200 EastGroup Properties, Inc 748,188
48,000 Prologis, Inc 6,127,680
14,500 Rexford Industrial Realty, Inc 561,440
8,200 Terreno Realty Corp 481,422
TOTAL INDUSTRIAL REITS 7,918,730
MULTI-FAMILY RESIDENTIAL REITS - 10.4%
8,300 AvalonBay Communities, Inc 1,504,873
7,700 Camden Property Trust 847,616
12,500 Equity Residential 788,000
6,500 Essex Property Trust, Inc 1,700,920
10,500 Mid-America Apartment Communities, Inc 1,458,555
TOTAL MULTI-FAMILY RESIDENTIAL REITS 6,299,964
OFFICE REITS - 1.9%
12,500 Boston Properties, Inc 843,500
6,000 SL Green Realty Corp 275,220
TOTAL OFFICE REITS 1,118,720
OTHER SPECIALIZED REITS - 4.5%
22,500 Gaming and Leisure Properties, Inc 1,005,525
8,200 Iron Mountain, Inc 680,190
37,000 VICI Properties, Inc 1,040,440
TOTAL OTHER SPECIALIZED REITS 2,726,155
RETAIL REITS - 17.1%
12,500 Agree Realty Corp 900,375
30,500 Curbline Properties Corp 707,905
40,000 Kimco Realty Corp 810,800
31,000 Macerich Co 572,260
31,000 Realty Income Corp 1,747,470
15,000 Regency Centers Corp 1,035,450
22,200 Simon Property Group, Inc 4,109,442
12,300 Tanger Factory Outlet Centers, Inc 410,451
TOTAL RETAIL REITS 10,294,153
SELF STORAGE REITS - 5.0%
11,800 Extra Space Storage, Inc 1,536,596

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SELF STORAGE REITS (continued)
5,700 Public Storage, Inc $ 1,479,150
TOTAL SELF STORAGE REITS 3,015,746
SINGLE-FAMILY RESIDENTIAL REITS - 6.3%
20,000 American Homes 4 Rent 642,000
16,000 Equity Lifestyle Properties, Inc 969,760
37,500 Invitation Homes, Inc 1,042,125
9,000 Sun Communities, Inc 1,115,190
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 3,769,075
TELECOM TOWER REITS - 9.0%
17,600 American Tower Corp 3,090,032
19,000 Crown Castle, Inc 1,688,530
3,200 SBA Communications Corp 618,976
TOTAL TELECOM TOWER REITS 5,397,538
TOTAL COMMON STOCKS
(Cost $37,691,199) 59,073,500
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.8%
5,000 iShares U.S. Real Estate ETF 469,450
TOTAL INVESTMENT COMPANIES
(Cost $469,280) 469,450
TOTAL LONG-TERM INVESTMENTS
(Cost $38,160,479) 59,542,950
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1.1%
$ 665,000 (b) Fixed Income Clearing Corporation 3 .810% 01/02/26 665,000
TOTAL REPURCHASE AGREEMENT 665,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $665,000) 665,000
TOTAL INVESTMENTS - 99.9%
(Cost $38,825,479) 60,207,950
OTHER ASSETS & LIABILITIES, NET - 0.1% 79,276
NET ASSETS - 100.0% $ 60,287,226
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $665,141 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $678,333.

Small Cap Equity
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.5%
COMMON STOCKS - 97.5%
AUTOMOBILES & COMPONENTS - 0.9%
6,224 (a) Fox Factory Holding Corp $ 106,493
13,832 Garrett Motion, Inc 241,092
899 (a) Gentherm, Inc 32,697
30,046 (a) Solid Power, Inc 127,695
4,614 Winnebago Industries, Inc 186,959
TOTAL AUTOMOBILES & COMPONENTS 694,936
BANKS - 10.1%
3,120 Amalgamated Financial Corp 99,934
4,647 Ameris Bancorp 345,133
11,501 Associated Banc-Corp 296,266
2,717 (a) Axos Financial, Inc 234,097
4,310 Bank of Hawaii Corp 294,675
5,176 Bank of NT Butterfield & Son Ltd 257,868
1,755 Banner Corp 109,968
9,950 Berkshire Hills Bancorp, Inc 262,381
4,627 Cadence Bank 198,221
2,725 Central Pacific Financial Corp 84,911
5,715 Columbia Banking System, Inc 159,734
5,271 ConnectOne Bancorp, Inc 138,206
5,339 (a) Customers Bancorp, Inc 390,388
12,030 Eastern Bankshares, Inc 221,713
2,883 First Bancorp 146,428
8,117 First Busey Corp 193,103
9,701 First Financial Bancorp 242,719
1,729 (a) First Financial Corp 104,466
5,376 First Merchants Corp 201,492
8,112 Heritage Commerce Corp 97,425
3,278 Heritage Financial Corp 77,525
2,586 (a) Horizon Bancorp, Inc 43,858
2,053 Independent Bank Corp 66,784
2,039 Metropolitan Bank Holding Corp 155,698
5,369 National Bank Holdings Corp 204,076
6,273 Northwest Bancshares, Inc 75,276
3,608 OceanFirst Financial Corp 64,764
6,504 OFG Bancorp 266,534
2,401 Pathward Financial, Inc 170,471
11,974 Provident Financial Services, Inc 236,486
3,044 S&T Bancorp, Inc 119,781
6,164 Towne Bank 205,693
5,261 Trustmark Corp 204,916
4,082 UMB Financial Corp 469,593
8,055 United Bankshares, Inc 309,312
8,954 United Community Banks, Inc 279,544
7,718 WesBanco, Inc 256,546
2,967 Westamerica Bancorporation 141,912
1,173 WSFS Financial Corp 64,796
TOTAL BANKS 7,492,693
CAPITAL GOODS - 12.9%
50,148 (a) 3D Systems Corp 88,762
1,930 Albany International Corp (Class A) 97,851
7,250 (a) American Superconductor Corp 208,655
627 Arcosa, Inc 66,663
5,191 (a) Astronics Corp 281,560
3,497 Atmus Filtration Technologies, Inc 181,529
10,132 (a) Bloom Energy Corp 880,369
4,793 (a) Blue Bird Corp 225,271
2,312 (a) CECO Environmental Corp 138,373
9,189 (a) Centuri Holdings, Inc 232,022

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
135 Comfort Systems USA, Inc $ 125,994
3,523 (a) DNOW, Inc 46,680
630 (a) Ducommun, Inc 59,932
530 (a) Dycom Industries, Inc 179,087
1,734 ESCO Technologies, Inc 338,806
3,422 Federal Signal Corp 371,595
2,929 Franklin Electric Co, Inc 279,807
3,018 Granite Construction, Inc 348,126
1,670 Griffon Corp 122,995
17,138 (a) Hillman Solutions Corp 148,415
3,051 Leonardo DRS, Inc 104,009
607 McGrath RentCorp 63,693
3,958 (a) Mercury Computer Systems, Inc 288,974
1,269 Moog, Inc (Class A) 309,065
1,276 Mueller Industries, Inc 146,485
10,969 Mueller Water Products, Inc (Class A) 261,282
12,099 (a) Newpark Resources, Inc 144,220
8,088 (a) NEXTracker, Inc 704,546
77,587 (a),(b) Plug Power, Inc 152,846
1,598 Primoris Services Corp 198,376
3,000 (a) Proto Labs, Inc 151,770
7,387 (a) Resideo Technologies, Inc 259,431
4,109 REV Group, Inc 249,868
11,890 (a) Shoals Technologies Group, Inc 101,065
2,546 (a) SPX Technologies, Inc 509,353
1,572 (a) Sterling Construction Co, Inc 481,394
4,536 Tutor Perini Corp 304,003
3,030 (a) V2X, Inc 165,286
202 Watts Water Technologies, Inc (Class A) 55,756
547 Worthington Enterprises, Inc 28,209
5,553 (a) Xometry, Inc 330,237
3,624 Zurn Elkay Water Solutions Corp 168,480
TOTAL CAPITAL GOODS 9,600,840
COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
2,909 Barrett Business Services, Inc 105,335
2,717 Brink's Co 317,155
6,057 (a) ExlService Holdings, Inc 257,059
2,273 Exponent, Inc 157,883
10,145 (a) Healthcare Services Group 193,972
3,580 (a) Innodata, Inc 182,401
3,637 Interface, Inc 101,545
14,106 (a) Legalzoom.com, Inc 140,073
6,922 (a) Montrose Environmental Group, Inc 171,873
20,543 (a) Planet Labs PBC 405,108
11,995 (a) Upwork, Inc 237,741
1,572 (a) Willdan Group, Inc 162,954
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,433,099
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.0%
3,882 (a) Abercrombie & Fitch Co (Class A) 488,627
3,742 A-Mark Precious Metals, Inc 127,415
11,874 (a) American Eagle Outfitters, Inc 313,118
13,450 (a) Arhaus, Inc 150,775
3,282 (a) Buckle, Inc 175,325
1,842 (b) Build-A-Bear Workshop, Inc 112,859
7,119 (a) GigaCloud Technology, Inc 279,634
16,772 (a) Overstock.com, Inc 91,575
38,225 (a) Petco Health & Wellness Co, Inc 107,412
6,172 (a) Revolve Group, Inc 186,333
1,205 (a) Urban Outfitters, Inc 90,688

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
2,514 (a) Victoria's Secret & Co $ 136,183
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,259,944
CONSUMER DURABLES & APPAREL - 2.2%
564 (a) Cavco Industries, Inc 333,177
21,885 (a) Figs, Inc 248,614
31,455 (a) Peloton Interactive, Inc 193,763
3,899 (a) Skyline Champion Corp 329,465
13,019 (a) Sonos, Inc 228,614
3,326 (a) Taylor Morrison Home Corp 195,802
1,458 (a) Tri Pointe Homes, Inc 45,883
5,515 (a) Wolverine World Wide, Inc 100,097
TOTAL CONSUMER DURABLES & APPAREL 1,675,415
CONSUMER SERVICES - 2.7%
16,522 (a) Coursera, Inc 121,602
4,911 (a) Frontdoor, Inc 283,316
19,691 (a) Genius Sports Ltd 216,995
9,545 (a) Laureate Education, Inc 321,380
1,526 Monarch Casino & Resort, Inc 146,038
6,113 Perdoceo Education Corp 179,294
14,083 (a) Rush Street Interactive, Inc 273,633
9,307 (a),(b) Serve Robotics, Inc 96,607
1,436 Strategic Education, Inc 115,167
13,030 Super Group SGHC Ltd 155,708
2,794 (a) Universal Technical Institute, Inc 73,007
TOTAL CONSUMER SERVICES 1,982,747
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
3,074 (a) Chefs' Warehouse, Inc 191,602
1,419 (a) Sprouts Farmers Market, Inc 113,052
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 304,654
ENERGY - 4.9%
11,500 Archrock, Inc 299,230
7,840 Ardmore Shipping Corp 83,026
5,380 (a) BKV Corp 146,067
5,153 California Resources Corp 230,391
8,777 (a) CNX Resources Corp 322,730
1,778 CVR Energy, Inc 45,232
9,147 Delek US Holdings, Inc 271,300
56,084 (a) Gevo, Inc 112,168
18,231 (a) Green Plains, Inc 178,664
7,013 Liberty Energy, Inc 129,460
5,939 (a),(b) Lightbridge Corp 75,069
8,721 Magnolia Oil & Gas Corp 190,903
8,177 (a),(b) NextDecade Corp 43,093
8,958 (a) Oceaneering International, Inc 215,261
9,130 (a) Par Pacific Holdings, Inc 320,828
31,029 Patterson-UTI Energy, Inc 189,587
7,582 PBF Energy, Inc 205,624
18,927 (a) ProPetro Holding Corp 179,996
3,519 (a) Rex American Resources Corp 113,734
7,372 SM Energy Co 137,856
8,230 (a) Talos Energy, Inc 90,695
10,734 (a) Tetra Technologies, Inc 100,577
TOTAL ENERGY 3,681,491
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
6,896 American Assets Trust, Inc 130,541
12,215 Broadstone Net Lease, Inc 212,174
3,660 CareTrust REIT, Inc 132,345
8,859 Corporate Office Properties Trust 246,280
14,048 Douglas Emmett, Inc 154,387
3,439 Easterly Government Properties, Inc 72,872
6,703 InvenTrust Properties Corp 189,092
14,644 Kite Realty Group Trust 351,017

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
5,402 LTC Properties, Inc $ 185,721
10,845 NETSTREIT Corp 191,306
8,824 Phillips Edison & Co, Inc 313,870
18,126 RLJ Lodging Trust 135,039
7,149 Summit Hotel Properties, Inc 34,816
9,126 (c) Tanger Factory Outlet Centers, Inc 304,535
10,474 Urban Edge Properties 200,996
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,854,991
FINANCIAL SERVICES - 5.4%
4,867 Artisan Partners Asset Management, Inc 198,282
35,656 (c) BGC Group, Inc 318,408
3,415 Bread Financial Holdings, Inc 252,812
788 (a) Dave, Inc 174,471
4,297 Enact Holdings, Inc 170,333
3,977 (a) Encore Capital Group, Inc 216,150
1,401 Essent Group Ltd 91,079
12,404 (a) Green Dot Corp 158,895
4,237 Jackson Financial, Inc 451,876
7,014 (a) LendingClub Corp 132,845
1,468 (a) LendingTree, Inc 77,936
6,270 (a) NCR Corp ATM 238,950
7,287 (a) NMI Holdings, Inc 297,237
11,822 OppFi, Inc 123,658
8,151 P10, Inc 79,961
20,726 (a) Pagseguro Digital Ltd 199,799
31,616 (a) Payoneer Global, Inc 177,682
7,831 Radian Group, Inc 281,838
21,390 (a) Repay Holdings Corp 78,073
3,564 Victory Capital Holdings, Inc 224,853
432 (a) Virtus Investment Partners, Inc 70,481
TOTAL FINANCIAL SERVICES 4,015,619
FOOD, BEVERAGE & TOBACCO - 0.7%
2,884 Cal-Maine Foods, Inc 229,480
7,660 Dole plc 114,823
3,576 (a) Vita Coco Co, Inc 189,564
TOTAL FOOD, BEVERAGE & TOBACCO 533,867
HEALTH CARE EQUIPMENT & SERVICES - 6.1%
12,864 (a) Alignment Healthcare, Inc 254,064
8,306 (a) Angiodynamics, Inc 106,649
4,943 (a) AtriCure, Inc 195,545
15,958 (a) Aveanna Healthcare Holdings, Inc 130,377
6,362 (a) BrightSpring Health Services, Inc 238,257
24,214 (a) Brookdale Senior Living, Inc 261,269
4,145 (a) Castle Biosciences, Inc 161,241
10,131 Concentra Group Holdings Parent, Inc 199,378
1,763 (a) CryoLife, Inc 80,410
6,054 (a) Enovis Corp 161,279
705 Ensign Group, Inc 122,811
4,884 (a) Fulgent Genetics, Inc 128,303
2,103 (a) Guardant Health, Inc 214,800
2,136 (a) Haemonetics Corp 171,200
480 (a) iRhythm Technologies, Inc 85,171
28,556 (a) LifeStance Health Group, Inc 201,034
4,396 (a) LivaNova plc 270,486
14,931 (a) Neogen Corp 104,368
13,400 (a) Novocure Ltd 173,262
5,174 (a) Omnicell, Inc 234,382
3,134 (a) Option Care Health, Inc 99,849
2,155 (a) PACS Group, Inc 82,730
5,191 (a) Pediatrix Medical Group, Inc 111,036
5,417 (a) Pennant Group, Inc 152,489
6,120 (a) Phreesia, Inc 103,550

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
2,818 (a) Privia Health Group, Inc $ 66,815
5,932 (a) Progyny, Inc 152,334
4,398 (a) Tandem Diabetes Care, Inc 96,668
21,680 (a) Teladoc Health, Inc 151,760
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,511,517
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,813 (a) BellRing Brands, Inc 48,462
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 48,462
INSURANCE - 1.3%
8,588 Fidelis Insurance Holdings Ltd 168,067
7,728 (a) Hamilton Insurance Group Ltd 215,611
2,234 (a) Heritage Insurance Holdings, Inc 65,367
3,664 Kingstone Cos, Inc 61,665
837 (a) Palomar Holdings, Inc 112,794
9,454 (a) Slide Insurance Holdings, Inc 184,164
3,977 Universal Insurance Holdings, Inc 134,423
TOTAL INSURANCE 942,091
MATERIALS - 4.4%
29,720 Ardagh Metal Packaging S.A. 121,852
6,130 Avient Corp 191,501
2,230 Balchem Corp 341,993
35,361 (a) Coeur Mining, Inc 630,487
5,055 Commercial Metals Co 349,907
14,672 (a) Constellium SE 276,567
9,277 (a),(b) Critical Metals Corp 64,382
20,417 Hecla Mining Co 391,802
1,009 Innospec, Inc 77,229
1,931 (a) Intrepid Potash, Inc 53,547
10,128 (a) Magnera Corp 153,338
10,355 (a) NioCorp Developments Ltd 54,882
1,781 Olympic Steel, Inc 76,200
8,660 Schweitzer-Mauduit International, Inc 105,219
10,789 (a) SSR Mining, Inc 236,495
5,447 Trimas Corp 193,096
TOTAL MATERIALS 3,318,497
MEDIA & ENTERTAINMENT - 1.5%
1,362 (a) Atlanta Braves Holdings, Inc 53,731
1,821 (a) Cargurus, Inc 69,835
6,524 (a) EverQuote, Inc 176,148
11,871 (a) Grindr, Inc 160,733
4,536 (a) Madison Square Garden Entertainment Corp 244,445
11,269 (a) Magnite, Inc 182,896
8,315 (a) QuinStreet, Inc 119,487
989 (a),(b) Sphere Entertainment Co 94,034
TOTAL MEDIA & ENTERTAINMENT 1,101,309
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.7%
8,742 (a) Acadia Pharmaceuticals, Inc 233,499
7,970 (a) Adaptive Biotechnologies Corp 129,433
13,318 (a) ADMA Biologics, Inc 242,920
3,760 (a) Agios Pharmaceuticals, Inc 102,347
8,203 (a) Alkermes plc 229,520
21,658 (a) Altimmune, Inc 78,185
28,063 (a) Amicus Therapeutics, Inc 399,617
19,090 (a) Amneal Pharmaceuticals, Inc 240,534
5,740 (a) AnaptysBio, Inc 278,275
24,100 (a) Annexon, Inc 120,982
9,581 (a) Arcutis Biotherapeutics, Inc 278,232
34,629 (a) Ardelyx, Inc 201,887
7,483 (a) Aurinia Pharmaceuticals, Inc 119,354
6,466 (a) Avadel Pharmaceuticals plc 139,342
21,529 (a) BioCryst Pharmaceuticals, Inc 167,926
6,550 (a) ChromaDex Corp 41,658

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
7,004 (a) Cogent Biosciences, Inc $ 248,782
7,739 (a) Day One Biopharmaceuticals, Inc 72,127
15,341 (a) Dynavax Technologies Corp 235,945
6,030 (a) Dyne Therapeutics, Inc 117,947
35,738 (a) Editas Medicine, Inc 73,263
64,294 (a),(b) Esperion Thereapeutics, Inc 237,888
16,282 (a) Fortrea Holdings, Inc 280,864
4,154 (a) Ideaya Biosciences, Inc 143,604
7,132 (a) Indivior plc 255,896
1,720 (a) Insmed, Inc 299,349
451 (a) Madrigal Pharmaceuticals, Inc 262,635
32,545 (a) MannKind Corp 184,530
2,788 (a) Mirum Pharmaceuticals, Inc 220,224
3,800 (a) Monte Rosa Therapeutics, Inc 59,584
12,840 (a) Myriad Genetics, Inc 78,966
28,067 (a) Nuvation Bio, Inc 251,480
3,264 (a) Pacira BioSciences, Inc 84,472
16,530 (a) Perspective Therapeutics, Inc 45,458
3,874 Phibro Animal Health Corp 144,733
13,901 (a) Prothena Corp plc 132,755
4,760 (a) PTC Therapeutics, Inc 361,570
10,009 (a) REGENXBIO, Inc 144,130
2,841 (a) Rigel Pharmaceuticals, Inc 121,680
11,060 (a) Syndax Pharmaceuticals, Inc 232,371
3,160 (a) Tarsus Pharmaceuticals, Inc 258,741
13,562 (a) Terns Pharmaceuticals, Inc 547,905
7,247 (a) TG Therapeutics, Inc 216,033
7,573 (a) Travere Therapeutics, Inc 289,364
3,233 (a) Twist Bioscience Corp 102,551
4,097 (a) UroGen Pharma Ltd 95,952
7,680 (a) Vir Biotechnology, Inc 46,310
6,534 (a) Viridian Therapeutics, Inc 203,338
26,087 (a) Xeris Biopharma Holdings, Inc 204,783
8,946 (a) Zymeworks, Inc 235,548
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,494,489
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
31,350 (a) Compass, Inc 331,370
17,765 (a) Cushman & Wakefield Ltd 287,615
15,935 Kennedy-Wilson Holdings, Inc 154,091
13,991 Newmark Group, Inc 242,604
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,015,680
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
1,778 (a) Ambarella, Inc 125,954
4,142 (a) Credo Technology Group Holding Ltd 595,992
4,405 (a) Formfactor, Inc 245,711
6,357 (a) Rambus, Inc 584,145
4,908 (a),(b) Rigetti Computing, Inc 108,712
4,586 (a) Semtech Corp 337,942
9,904 (a) SkyWater Technology, Inc 179,857
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,178,313
SOFTWARE & SERVICES - 5.6%
2,760 (a) ACI Worldwide, Inc 131,956
16,393 (a) Amplitude, Inc 189,831
5,741 (a) Appian Corp 203,346
10,022 (a) Arteris, Inc 155,341
12,236 (a) Asana, Inc 167,755
12,153 (a) AvePoint, Inc 168,805
13,430 (a),(b) BigBear.ai Holdings, Inc 72,522
2,841 (a) Blackbaud, Inc 179,892
2,194 (a) Box, Inc 65,622
7,700 (a) Braze, Inc 264,033
11,471 (a) Cerence, Inc 122,625

Small Cap Equity

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
3,125 (a),(b) Cipher Mining, Inc $ 46,125
6,240 (a),(b) Cleanspark, Inc 63,149
5,995 (a) Clearwater Analytics Holdings, Inc 144,599
1,799 (a) Commvault Systems, Inc 225,523
2,270 (a),(b) D-Wave Quantum, Inc 59,360
9,587 (a) Fastly, Inc 97,596
5,937 (a) Five9, Inc 119,037
14,604 (a) Freshworks, Inc 178,899
5,291 (a) Intapp, Inc 242,434
16,904 (a) Jamf Holding Corp 219,921
8,653 (a) Pagaya Technologies Ltd 180,848
6,734 (a) Rapid7, Inc 102,357
7,565 (a) Sprout Social, Inc 85,257
1,804 (a) SPS Commerce, Inc 160,790
7,320 (a) Tenable Holdings, Inc 172,240
10,252 (a) Weave Communications, Inc 77,813
14,497 (a) Zeta Global Holdings Corp 295,014
TOTAL SOFTWARE & SERVICES 4,192,690
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
24,759 (a) CommScope Holding Co, Inc 448,881
2,870 (a) Daktronics, Inc 56,740
3,258 (a) Diebold Nixdorf, Inc 221,186
2,631 ePlus, Inc 230,739
12,468 (a) Extreme Networks, Inc 207,592
1,202 (a) Fabrinet 547,247
2,361 (a),(b) IonQ, Inc 105,938
6,686 (a) Netscout Systems, Inc 180,923
499 (a) OSI Systems, Inc 127,275
6,769 (a),(b) Quantum Computing, Inc 69,450
4,739 (a) Sanmina Corp 711,182
3,756 (a) Scansource, Inc 146,709
1,681 (a) Super Micro Computer, Inc 49,203
5,744 (a) TTM Technologies, Inc 396,336
5,327 (a) Viasat, Inc 183,568
13,401 Vishay Intertechnology, Inc 194,180
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,877,149
TELECOMMUNICATION SERVICES - 0.8%
5,577 (a) Bandwidth, Inc 86,164
2,632 IDT Corp 134,785
44,631 (a) Lumen Technologies, Inc 346,783
TOTAL TELECOMMUNICATION SERVICES 567,732
TRANSPORTATION - 1.4%
1,215 (a) Allegiant Travel Co 103,603
7,886 Costamare, Inc 124,520
4,046 (a) Forward Air Corp 101,150
613 Matson, Inc 75,736
4,460 (a) Skywest, Inc 447,829
11,009 (a) Sun Country Airlines Holdings, Inc 158,419
TOTAL TRANSPORTATION 1,011,257
UTILITIES - 3.8%
735 American States Water Co 53,273
5,521 Avista Corp 212,779
4,676 Black Hills Corp 324,608
7,122 Brookfield Infrastructure Corp 323,339
4,058 California Water Service Group 175,833
15,232 (a) Hawaiian Electric Industries, Inc 187,353
3,723 Northwest Natural Holding Co 174,013
4,556 NorthWestern Corp 294,044
3,047 ONE Gas, Inc 235,381
7,416 Portland General Electric Co 355,894
1,960 SJW Corp 96,020
3,818 Spire, Inc 315,749

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
1,400 Unitil Corp $ 67,816
TOTAL UTILITIES 2,816,102
TOTAL COMMON STOCKS
(Cost $55,219,058) 72,605,584
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
3,099 (d) Eli Lilly & Co 12/31/49 1,952
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,952
TOTAL RIGHTS/WARRANTS
(Cost $1,952) 1,952
TOTAL LONG-TERM INVESTMENTS
(Cost $55,221,010) 72,607,536
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
947,513 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(f) 947,513
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $947,513) 947,513
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.6%
REPURCHASE AGREEMENT - 2.6%
$ 1,987,000 (g) Fixed Income Clearing Corporation 3 .810 01/02/26 1,987,000
TOTAL REPURCHASE AGREEMENT 1,987,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,987,000) 1,987,000
TOTAL INVESTMENTS - 101.4%
(Cost $58,155,523) 75,542,049
OTHER ASSETS & LIABILITIES, NET - (1.4)% (1,057,058)
NET ASSETS - 100.0% $ 74,484,991
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,077,548.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $1,987,421 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $2,026,771.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 15 03/20/26  $ 1,926,220 $ 1,873,500 $ (52,720)

Stock Index
Portfolio of Investments December 31, 2025

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2.3%
1,634 (a) Adient plc $ 31,324
1,752 (a),(b) American Axle & Manufacturing Holdings, Inc 11,230
2,826 (a) Aptiv plc 215,030
3,319 BorgWarner, Inc 149,554
271 (a) Cooper-Standard Holdings, Inc 8,897
1,652 Dana Inc 39,251
476 (a) Dorman Products, Inc 58,638
55,008 Ford Motor Co 721,705
713 (a) Fox Factory Holding Corp 12,199
890 Garrett Motion, Inc 15,513
13,437 General Motors Co 1,092,697
3,486 Gentex Corp 81,119
573 (a) Gentherm, Inc 20,840
4,151 (a) Goodyear Tire & Rubber Co 36,363
1,042 Harley-Davidson, Inc 21,351
377 LCI Industries 45,745
586 Lear Corp 67,156
1,635 (a),(b) Lucid Group, Inc 17,282
571 Patrick Industries, Inc 61,914
817 Phinia, Inc 51,218
4,728 (a),(b) QuantumScape Corp 49,266
11,551 (a),(b) Rivian Automotive, Inc 227,670
2,129 (a) Solid Power, Inc 9,048
330 Standard Motor Products, Inc 12,160
40,042 (a) Tesla, Inc 18,007,688
900 Thor Industries, Inc 92,403
496 Visteon Corp 47,170
486 Winnebago Industries, Inc 19,693
343 (a) XPEL, Inc 17,119
TOTAL AUTOMOBILES & COMPONENTS 21,241,243
BANKS - 4.0%
254 1st Source Corp 15,872
95 ACNB Corp 4,593
197 Amalgamated Financial Corp 6,310
442 Amerant Bancorp, Inc 8,623
1,222 Ameris Bancorp 90,758
204 Arrow Financial Corp 6,406
1,508 Associated Banc-Corp 38,846
1,895 Atlantic Union Bankshares Corp 66,893
945 (a) Axos Financial, Inc 81,421
1,824 Banc of California, Inc 35,185
446 Bancfirst Corp 47,285
814 (a) Bancorp, Inc 54,961
117 Bank First Corp 14,253
94,370 Bank of America Corp 5,190,350
499 Bank of Hawaii Corp 34,117
174 Bank of Marin Bancorp 4,526
415 Bank of NT Butterfield & Son Ltd 20,675
1,270 Bank OZK 58,445
802 (a) BankUnited, Inc 35,745
511 Banner Corp 32,019
219 Bar Harbor Bankshares 6,800
148 BayCom Corp 4,351
174 BCB Bancorp, Inc 1,404
1,169 Berkshire Hills Bancorp, Inc 30,827
298 (a) Blue Foundry Bancorp 3,704
193 BOK Financial Corp 22,863
385 (a) Bridgewater Bancshares, Inc 6,749

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
197 Burke & Herbert Financial Services Corp $ 12,275
324 Business First Bancshares, Inc 8,469
231 Byline Bancorp, Inc 6,734
2,684 Cadence Bank 114,983
238 (a) Camden National Corp 10,324
693 Capital Bancorp, Inc 19,522
156 Capital City Bank Group, Inc 6,641
2,332 (a) Capitol Federal Financial, Inc 15,881
641 (a) Carter Bankshares, Inc 12,602
1,220 Cathay General Bancorp 59,036
470 Central Pacific Financial Corp 14,645
25,192 Citigroup, Inc 2,939,654
167 Citizens & Northern Corp 3,368
6,079 Citizens Financial Group, Inc 355,074
63 Citizens Financial Services, Inc 3,592
236 (a) City Holding Co 28,131
157 Civista Bancshares, Inc 3,489
420 CNB Financial Corp 10,991
415 (a) Coastal Financial Corp 47,555
163 Colony Bankcorp, Inc 2,905
3,539 Columbia Banking System, Inc 98,915
599 (a) Columbia Financial, Inc 9,308
1,878 Comerica, Inc 163,255
1,842 Commerce Bancshares, Inc 96,410
1,009 Community Bank System, Inc 57,957
238 Community Trust Bancorp, Inc 13,447
588 ConnectOne Bancorp, Inc 15,417
890 Cullen/Frost Bankers, Inc 112,701
438 (a) Customers Bancorp, Inc 32,027
2,357 CVB Financial Corp 43,840
611 (a) Dime Community Bancshares, Inc 18,385
638 Eagle Bancorp, Inc 13,666
2,034 East West Bancorp, Inc 228,601
3,755 Eastern Bankshares, Inc 69,205
424 Enterprise Financial Services Corp 22,896
161 Equity Bancshares, Inc 7,189
105 Esquire Financial Holdings, Inc 10,717
193 Farmers & Merchants Bancorp, Inc 4,771
378 Farmers National Banc Corp 5,035
560 FB Financial Corp 31,248
9,453 Fifth Third Bancorp 442,495
202 Financial Institutions, Inc 6,296
440 First Bancorp 22,348
2,142 First BanCorp 44,404
162 (a) First Bancorp, Inc 4,283
354 First Bank 5,827
1,158 First Busey Corp 27,549
87 First Business Financial Services, Inc 4,724
135 First Citizens Bancshares, Inc (Class A) 289,734
1,371 First Commonwealth Financial Corp 23,115
242 (a) First Community Bancshares, Inc 8,163
688 First Financial Bancorp 17,214
2,288 First Financial Bankshares, Inc 68,343
445 (a) First Foundation, Inc 2,741
2,293 First Hawaiian, Inc 58,013
8,270 First Horizon National Corp 197,653
1,459 First Interstate BancSystem, Inc 50,481
285 First Merchants Corp 10,682
93 First Mid Bancshares, Inc 3,627
170 (a) First Western Financial, Inc 4,558
177 Five Star Bancorp 6,333
358 Flushing Financial Corp 5,431

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
5,298 FNB Corp $ 90,596
2,673 Fulton Financial Corp 51,669
158 FVCBankcorp, Inc 2,198
325 German American Bancorp, Inc 12,734
1,676 Glacier Bancorp, Inc 73,828
26 Great Southern Bancorp, Inc 1,601
132 Greene County Bancorp, Inc 2,934
1,246 Hancock Whitney Corp 79,345
484 Hanmi Financial Corp 13,083
1,217 Heritage Commerce Corp 14,616
460 Heritage Financial Corp 10,879
1,168 Hilltop Holdings, Inc 39,642
22 (a),(b) Hingham Institution For Savings The 6,247
89 Home Bancorp, Inc 5,144
2,960 Home Bancshares, Inc 82,229
314 HomeStreet, Inc 4,594
265 HomeTrust Bancshares, Inc 11,379
1,956 Hope Bancorp, Inc 21,438
501 (a) Horizon Bancorp, Inc 8,497
22,263 Huntington Bancshares, Inc 386,263
814 Independent Bank Corp 59,487
308 Independent Bank Corp 10,019
843 International Bancshares Corp 56,009
164 (b) John Marshall Bancorp, Inc 3,278
38,553 JPMorgan Chase & Co 12,422,548
2,079 Kearny Financial Corp 15,405
14,139 Keycorp 291,829
525 Lakeland Financial Corp 29,957
485 Live Oak Bancshares, Inc 16,660
2,249 M&T Bank Corp 453,129
226 Mercantile Bank Corp 10,871
224 Metrocity Bankshares, Inc 5,945
101 Metropolitan Bank Holding Corp 7,712
129 Mid Penn Bancorp, Inc 4,002
324 Midland States Bancorp, Inc 6,859
169 MidWestOne Financial Group, Inc 6,507
142 MVB Financial Corp 3,668
535 National Bank Holdings Corp 20,335
243 National Bankshares, Inc 8,148
476 NB Bancorp, Inc 9,434
669 NBT Bancorp, Inc 27,777
3,872 New York Community Bancorp, Inc 48,748
140 Nicolet Bankshares, Inc 16,982
90 Northeast Bank 9,354
643 Northfield Bancorp, Inc 7,349
1,369 Northwest Bancshares, Inc 16,428
46,401 (a) NU Holdings Ltd 776,753
714 OceanFirst Financial Corp 12,816
596 OFG Bancorp 24,424
5,024 Old National Bancorp 112,085
432 Old Second Bancorp, Inc 8,424
249 Origin Bancorp, Inc 9,365
111 Orrstown Financial Services, Inc 3,932
205 Park National Corp 31,197
126 (a) Parke Bancorp, Inc 3,155
513 Pathward Financial, Inc 36,423
144 PCB Bancorp 3,118
259 Peapack Gladstone Financial Corp 7,213
532 Peoples Bancorp, Inc 15,976
101 Peoples Financial Services Corp 4,920
1,051 Pinnacle Financial Partners, Inc 100,276
226 (a) Pioneer Bancorp, Inc 3,046

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
5,609 PNC Financial Services Group, Inc $ 1,170,767
420 (a) Ponce Financial Group, Inc 6,867
973 Popular, Inc 121,158
188 Preferred Bank 17,753
169 Primis Financial Corp 2,351
965 Prosperity Bancshares, Inc 66,691
1,724 Provident Financial Services, Inc 34,049
190 QCR Holdings, Inc 15,827
104 RBB Bancorp 2,147
91 Red River Bancshares, Inc 6,500
13,052 Regions Financial Corp 353,709
970 Renasant Corp 34,163
146 Republic Bancorp, Inc (Class A) 10,073
540 S&T Bancorp, Inc 21,249
977 Seacoast Banking Corp of Florida 30,697
726 (a) ServisFirst Bancshares, Inc 52,120
130 Shore Bancshares, Inc 2,298
192 Sierra Bancorp 6,275
1,550 Simmons First National Corp (Class A) 29,218
116 SmartFinancial, Inc 4,291
138 South Plains Financial, Inc 5,354
101 (a) Southern First Bancshares, Inc 5,204
86 Southern Missouri Bancorp, Inc 5,084
432 Southside Bancshares, Inc 13,128
1,443 SOUTHSTATE BANK CORP 135,801
522 Stellar Bancorp, Inc 16,151
346 (c) Sterling Bancorp, Inc 3
421 Stock Yards Bancorp, Inc 27,344
2,014 Synovus Financial Corp 100,801
932 (a) Texas Capital Bancshares, Inc 84,383
143 TFS Financial Corp 1,913
192 (a) Third Coast Bancshares, Inc 7,298
229 Tompkins Trustco, Inc 16,607
996 Towne Bank 33,237
618 Trico Bancshares 29,275
513 (a) Triumph Financial, Inc 32,129
18,573 Truist Financial Corp 913,977
277 TrustCo Bank Corp NY 11,448
1,035 Trustmark Corp 40,313
920 UMB Financial Corp 105,837
1,802 United Bankshares, Inc 69,197
1,315 United Community Banks, Inc 41,054
364 Univest Financial Corp 11,917
22,502 US Bancorp 1,200,707
328 USCB Financial Holdings, Inc 6,042
6,140 Valley National Bancorp 71,715
741 Washington Federal, Inc 23,734
232 (a) Washington Trust Bancorp, Inc 6,856
2,747 Webster Financial Corp 172,896
44,612 Wells Fargo & Co 4,157,838
1,357 WesBanco, Inc 45,107
239 West Bancorporation, Inc 5,303
533 Westamerica Bancorporation 25,493
1,585 Western Alliance Bancorp 133,251
940 Wintrust Financial Corp 131,431
1,054 WSFS Financial Corp 58,223
2,395 Zions Bancorporation 140,203
TOTAL BANKS 37,473,792
CAPITAL GOODS - 6.8%
2,107 (a) 3D Systems Corp 3,729
7,435 3M Co 1,190,344
1,763 A.O. Smith Corp 117,909

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
1,086 (b) Aaon, Inc $ 82,807
511 (a) AAR Corp 42,306
384 Acuity Brands, Inc 138,255
1,058 Advanced Drainage Systems, Inc 153,230
534 (b) Aebi Schmidt Holding AG. 6,755
1,906 Aecom Technology Corp 181,699
532 (a) Aerovironment, Inc 128,685
149 (a) AerSale Corp 1,059
840 AGCO Corp 87,629
1,050 Air Lease Corp 67,441
148 Alamo Group, Inc 24,845
620 Albany International Corp (Class A) 31,434
1,896 (a) Allegheny Technologies, Inc 217,585
1,145 Allegion plc 182,307
629 (a) Alliance Laundry Holdings, Inc 12,800
197 Allied Motion Technologies, Inc 10,589
980 Allison Transmission Holdings, Inc 95,942
330 Alta Equipment Group, Inc 1,518
512 (a) Ameresco, Inc 14,996
520 (a) American Superconductor Corp 14,966
254 (a) American Woodmark Corp 13,691
3,256 Ametek, Inc 668,489
1,323 (a) Amprius Technologies, Inc 10,438
5,034 (a) API Group Corp 192,601
438 Apogee Enterprises, Inc 15,948
567 Applied Industrial Technologies, Inc 145,589
7,557 (a),(b) Archer Aviation, Inc 56,829
619 Arcosa, Inc 65,812
244 (a) Argan, Inc 76,450
564 Armstrong World Industries, Inc 107,780
2,492 (a) Array Technologies, Inc 22,976
334 Astec Industries, Inc 14,469
340 (a) Astronics Corp 18,442
587 Atkore, Inc 37,128
1,242 Atmus Filtration Technologies, Inc 64,472
1,070 (a) Axon Enterprise, Inc 607,685
406 AZZ, Inc 43,515
2,944 (a) Bloom Energy Corp 255,804
494 (a) Blue Bird Corp 23,218
166 (a) BlueLinx Holdings, Inc 10,197
10,685 (a) Boeing Co 2,319,927
597 Boise Cascade Co 43,939
145 (a) Bowman Consulting Group Ltd 4,788
287 (b) Brookfield Business Corp 10,298
1,655 (a) Builders FirstSource, Inc 170,283
1,195 BWX Technologies, Inc 206,544
221 (a),(b) Byrna Technologies, Inc 3,711
228 Cadre Holdings, Inc 9,312
652 Carlisle Cos, Inc 208,549
658 Carpenter Technology Corp 207,165
11,086 Carrier Global Corp 585,784
6,585 Caterpillar, Inc 3,772,349
375 (a) CECO Environmental Corp 22,444
993 (a) Centuri Holdings, Inc 25,073
531 (a) Chart Industries, Inc 109,508
11,796 CNH Industrial NV 108,759
413 Columbus McKinnon Corp 7,124
516 Comfort Systems USA, Inc 481,578
708 Concrete Pumping Holdings, Inc 4,751
596 (a) Construction Partners, Inc 64,696
2,541 (a) Core & Main, Inc 132,056
624 Crane Co 115,084

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
225 CSW Industrials, Inc $ 66,044
1,950 Cummins, Inc 995,377
564 Curtiss-Wright Corp 310,916
688 (a) Custom Truck One Source, Inc 3,963
3,495 Deere & Co 1,627,167
3,004 (a) DNOW, Inc 39,803
1,516 Donaldson Co, Inc 134,409
347 Douglas Dynamics, Inc 11,330
1,814 Dover Corp 354,165
160 (a) Ducommun, Inc 15,221
240 (a) DXP Enterprises, Inc 26,350
352 (a) Dycom Industries, Inc 118,941
5,565 Eaton Corp plc 1,772,508
651 EMCOR Group, Inc 398,275
7,916 Emerson Electric Co 1,050,612
738 (a) Energy Recovery, Inc 9,956
917 Enerpac Tool Group Corp 35,066
413 EnerSys 60,608
2,221 (a) Enovix Corp 16,236
330 EnPro Industries, Inc 70,663
3,077 (a) Eos Energy Enterprises, Inc 35,262
752 Esab Corp 84,013
458 ESCO Technologies, Inc 89,489
749 (a) Everus Construction Group, Inc 64,084
16,750 Fastenal Co 672,177
867 Federal Signal Corp 94,148
2,746 Ferguson Enterprises, Inc 611,342
1,930 Flowserve Corp 133,903
503 (a),(b) Fluence Energy, Inc 9,949
2,585 (a) Fluor Corp 102,444
4,971 Fortive Corp 274,449
1,891 Fortune Brands Innovations, Inc 94,588
719 Franklin Electric Co, Inc 68,686
1,871 (a),(b) Freyr Battery, Inc 12,498
1,340 FTAI Aviation Ltd 263,779
2,911 (a) Gates Industrial Corp plc 62,499
491 GATX Corp 83,274
3,900 GE Vernova, Inc 2,548,923
768 (a) Generac Holdings, Inc 104,732
3,567 General Dynamics Corp 1,200,866
14,762 General Electric Co 4,547,139
567 (a) Gibraltar Industries, Inc 28,032
187 Global Industrial Co 5,464
368 Gorman-Rupp Co 17,572
2,391 Graco, Inc 195,990
156 (a) Graham Corp 10,020
696 Granite Construction, Inc 80,284
890 (a) Great Lakes Dredge & Dock Corp 11,677
183 Greenbrier Cos, Inc 8,553
552 Griffon Corp 40,655
2,020 (a) Hayward Holdings, Inc 31,209
627 HEICO Corp 202,891
1,001 (a) HEICO Corp (Class A) 252,682
629 (a) Helios Technologies, Inc 33,645
459 Herc Holdings, Inc 68,106
1,145 Hexcel Corp 84,616
1,406 Hillenbrand, Inc 44,598
1,910 (a) Hillman Solutions Corp 16,541
9,044 Honeywell International, Inc 1,764,394
5,719 Howmet Aerospace, Inc 1,172,509
789 Hubbell, Inc 350,403
699 (a) Hudson Technologies, Inc 4,788

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
625 Huntington Ingalls Industries, Inc $ 212,544
1,987 (a),(b) Hyliion Holdings Corp 3,656
158 Hyster-Yale Materials Handling, Inc 4,694
1,168 IDEX Corp 207,834
137 (a) IES Holdings, Inc 53,296
4,182 Illinois Tool Works, Inc 1,030,027
5,893 Ingersoll Rand, Inc 466,843
289 Insteel Industries, Inc 9,153
1,437 (a),(b) Intuitive Machines, Inc 23,323
1,125 ITT, Inc 195,199
2,008 (a) Janus International Group, Inc 13,132
1,178 (a) JELD-WEN Holding, Inc 2,898
595 John Bean Technologies Corp 89,649
9,368 Johnson Controls International plc 1,121,818
166 (a) Kadant, Inc 47,313
172 Karat Packaging, Inc 3,882
723 (a) Karman Holdings, Inc 52,902
1,307 Kennametal, Inc 37,132
2,379 (a) Kratos Defense & Security Solutions, Inc 180,590
2,639 L3Harris Technologies, Inc 774,731
192 (a) Lawson Products, Inc 5,259
518 (a) Legence Corp 22,295
469 Lennox International, Inc 227,737
1,065 Leonardo DRS, Inc 36,306
153 (a) Limbach Holdings, Inc 11,911
829 Lincoln Electric Holdings, Inc 198,662
165 Lindsay Corp 19,449
549 (a) Loar Holdings, Inc 37,332
2,979 Lockheed Martin Corp 1,440,853
385 LSI Industries, Inc 7,053
478 Luxfer Holdings plc 6,467
539 (a) Manitowoc Co, Inc 6,463
2,830 Masco Corp 179,592
863 (a) Mastec, Inc 187,590
2,359 (a) Masterbrand, Inc 26,043
379 McGrath RentCorp 39,768
952 (a) Mercury Computer Systems, Inc 69,506
2,687 (a),(b) Microvast Holdings, Inc 7,524
820 (a) Middleby Corp 121,909
168 Miller Industries, Inc 6,278
772 (a) Modine Manufacturing Co 103,070
361 Moog, Inc (Class A) 87,922
524 (a) MSC Industrial Direct Co (Class A) 44,068
1,438 Mueller Industries, Inc 165,082
2,381 Mueller Water Products, Inc (Class A) 56,715
301 (a) MYR Group, Inc 65,769
362 (a),(b) NANO Nuclear Energy, Inc 8,692
76 National Presto Industries, Inc 8,114
2,497 (a) Newpark Resources, Inc 29,764
1,758 (a) NEXTracker, Inc 153,139
742 Nordson Corp 178,399
1,964 Northrop Grumman Corp 1,119,892
149 (a) Northwest Pipe Co 9,311
1,795 (a),(b) NuScale Power Corp 25,435
2,416 nVent Electric plc 246,360
44 Omega Flex, Inc 1,295
954 Oshkosh Corp 119,851
5,330 Otis Worldwide Corp 465,576
987 Owens Corning, Inc 110,455
7,528 PACCAR, Inc 824,391
291 (a) Park Aerospace Corp 6,210
1,809 Parker-Hannifin Corp 1,590,039

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
2,300 Pentair plc $ 239,522
9,728 (a),(b) Plug Power, Inc 19,164
141 (b) Powell Industries, Inc 44,948
86 (a),(b) Power Solutions International, Inc 4,914
51 (a),(b) Preformed Line Products Co 10,542
729 Primoris Services Corp 90,498
509 (a) Proto Labs, Inc 25,750
492 Quanex Building Products Corp 7,567
2,107 Quanta Services, Inc 889,280
8,790 (a),(b) QXO, Inc 169,559
405 (a) RBC Bearings, Inc 181,614
402 (a) Redwire Corp 3,055
1,033 Regal-Beloit Corp 144,951
2,451 (a) Resideo Technologies, Inc 86,079
562 REV Group, Inc 34,175
5,598 (a) Rocket Lab Corp 390,516
1,621 Rockwell Automation, Inc 630,682
19,067 RTX Corp 3,496,888
216 Rush Enterprises, Inc 12,152
1,036 Rush Enterprises, Inc (Class A) 55,882
2,324 Sensata Technologies Holding plc 77,366
2,761 (a) Shoals Technologies Group, Inc 23,469
537 (a) Simpson Manufacturing Co, Inc 86,709
727 (a) SiteOne Landscape Supply, Inc 90,555
701 Snap-On, Inc 241,565
647 (a) SPX Technologies, Inc 129,439
1,578 (a) StandardAero, Inc 45,257
195 Standex International Corp 42,370
2,281 Stanley Black & Decker, Inc 169,433
394 (a) Sterling Construction Co, Inc 120,655
3,438 (a) Sunrun, Inc 63,259
328 (b) Tecnoglass, Inc 16,505
268 Tennant Co 19,752
939 Terex Corp 50,124
2,439 Textron, Inc 212,608
509 (a) Thermon Group Holdings, Inc 18,914
881 Timken Co 74,119
638 (a) Titan International, Inc 4,996
282 (a) Titan Machinery, Inc 4,241
1,203 Toro Co 94,700
3,154 Trane Technologies plc 1,227,537
121 (a) Transcat, Inc 6,864
785 TransDigm Group, Inc 1,043,932
1,561 (a) Trex Co, Inc 54,760
642 Trinity Industries, Inc 16,974
553 Tutor Perini Corp 37,062
901 UFP Industries, Inc 82,036
916 United Rentals, Inc 741,337
156 (a) V2X, Inc 8,510
262 Valmont Industries, Inc 105,408
5,469 Vertiv Holdings Co 886,033
339 (a) Vicor Corp 37,154
209 (a) VSE Corp 36,109
608 W.W. Grainger, Inc 613,502
918 (a) Wabash National Corp 7,941
535 Watsco, Inc 180,268
406 Watts Water Technologies, Inc (Class A) 112,064
605 WESCO International, Inc 148,007
2,351 Westinghouse Air Brake Technologies Corp 501,821
37 Willis Lease Finance Corp 5,019
2,174 WillScot Mobile Mini Holdings Corp 40,936
893 Woodward Inc 269,972

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
702 Worthington Enterprises, Inc $ 36,202
576 (a) Xometry, Inc 34,255
3,351 Xylem, Inc 456,339
2,011 Zurn Elkay Water Solutions Corp 93,491
TOTAL CAPITAL GOODS 64,090,037
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
1,238 (a) ABM Industries, Inc 52,367
1,696 ACCO Brands Corp 6,326
1,880 (a) ACV Auctions, Inc 15,078
7,145 Alight, Inc 13,933
1,964 (a) Amentum Holdings, Inc 56,956
343 (a) Asure Software, Inc 3,231
5,706 Automatic Data Processing, Inc 1,467,754
440 Barrett Business Services, Inc 15,932
261 (a),(b) BlackSky Technology, Inc 4,894
1,701 Booz Allen Hamilton Holding Corp 143,496
329 (a) BrightView Holdings, Inc 4,168
599 Brink's Co 69,921
1,631 Broadridge Financial Solutions, Inc 363,990
295 (a) CACI International, Inc (Class A) 157,179
801 (a) Casella Waste Systems, Inc (Class A) 78,450
778 (a),(b) CBIZ, Inc 39,250
1,829 (a) Ceridian HCM Holding, Inc 126,494
270 (a) Cimpress plc 17,979
4,844 Cintas Corp 911,011
3,616 (a),(b) Clarivate plc 12,077
706 (a) Clean Harbors, Inc 165,543
177 Compx International, Inc 4,119
448 Concentrix Corp 18,628
3,045 (a) Conduent, Inc 5,846
12,759 (a) Copart, Inc 499,515
2,056 (a) CoreCivic, Inc 39,290
128 CRA International, Inc 25,689
520 CSG Systems International, Inc 39,879
754 Deluxe Corp 16,837
394 (a) Ennis, Inc 7,096
1,834 Equifax, Inc 397,941
2,555 (a) ExlService Holdings, Inc 108,434
645 Exponent, Inc 44,802
804 (a) First Advantage Corp 11,682
178 (a) Forrester Research, Inc 1,445
148 (a) Franklin Covey Co 2,483
524 (a) FTI Consulting, Inc 89,515
2,244 Genpact Ltd 104,974
1,830 (a) GEO Group, Inc 29,500
1,393 (a) Harsco Corp 24,963
1,153 (a) Healthcare Services Group 22,045
1,168 Herman Miller, Inc 21,351
1,146 HNI Corp 48,178
334 (a) Huron Consulting Group, Inc 57,752
282 ICF International, Inc 24,055
404 (a) Innodata, Inc 20,584
674 Insperity, Inc 26,097
961 Interface, Inc 26,831
1,562 Jacobs Solutions, Inc 206,903
2,016 KBR, Inc 81,043
654 Kelly Services, Inc (Class A) 5,755
366 Kforce, Inc 11,317
1,048 Korn/Ferry International 69,189
1,550 (a) Legalzoom.com, Inc 15,392
1,726 Leidos Holdings, Inc 311,370
484 (a) Liquidity Services, Inc 14,670

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
931 Manpower, Inc $ 27,679
902 MAXIMUS, Inc 77,861
361 (a) Montrose Environmental Group, Inc 8,964
529 MSA Safety, Inc 84,714
2,200 (a) OPENLANE, Inc 65,516
633 (a) Parsons Corp 39,119
4,689 Paychex, Inc 526,012
737 Paycom Software, Inc 117,448
665 (a) Paylocity Holding Corp 101,413
2,896 Pitney Bowes, Inc 30,611
2,398 (a) Planet Labs PBC 47,289
2,533 RB Global, Inc 260,570
2,850 Republic Services, Inc 604,001
60 (a) Resolute Holdings Management, Inc 12,386
514 Resources Connection, Inc 2,591
1,790 Robert Half International, Inc 48,616
3,886 Rollins, Inc 233,238
591 Science Applications International Corp 59,490
2,686 SS&C Technologies Holdings, Inc 234,810
4,060 Tetra Tech, Inc 136,172
1,032 (a) TIC Solutions, Inc 10,434
2,830 TransUnion 242,673
480 (a) TriNet Group, Inc 28,382
645 (a) TrueBlue, Inc 2,935
369 (a),(b) TTEC Holdings, Inc 1,328
237 Unifirst Corp 45,717
1,953 (a) Upwork, Inc 38,708
3,159 Veralto Corp 315,205
2,049 Verisk Analytics, Inc 458,341
2,291 (a) Verra Mobility Corp 51,341
2,027 Vestis Corp 13,520
5,171 Waste Management, Inc 1,136,120
116 (a) Willdan Group, Inc 12,025
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 11,236,428
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
426 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 1,674
481 (a) Abercrombie & Fitch Co (Class A) 60,543
1,229 Academy Sports & Outdoors, Inc 61,401
887 (b) Advance Auto Parts, Inc 34,859
288 A-Mark Precious Metals, Inc 9,806
136,130 (a) Amazon.com, Inc 31,421,527
2,547 (a) American Eagle Outfitters, Inc 67,164
122 (a),(b) America's Car-Mart, Inc 3,082
1,083 (a),(b) AMMO, Inc 1,852
758 (a) Arhaus, Inc 8,497
1,783 Arko Corp 8,095
238 (a) Asbury Automotive Group, Inc 55,342
266 (a) Autonation, Inc 54,924
241 (a) Autozone, Inc 817,351
1,577 (a),(b) BARK, Inc 950
2,789 Bath & Body Works, Inc 56,003
2,879 Best Buy Co, Inc 192,691
455 (a) Boot Barn Holdings, Inc 80,294
526 (a) Buckle, Inc 28,099
200 (b) Build-A-Bear Workshop, Inc 12,254
945 (a) Burlington Stores, Inc 272,963
331 Caleres, Inc 4,028
670 Camping World Holdings, Inc 6,519
1,875 (a) Carmax, Inc 72,450
1,862 (a) Carvana Co 785,801
2,902 (a) Chewy, Inc 95,911
17,607 (a) Coupang, Inc 415,349

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
892 Designer Brands, Inc $ 6,628
864 Dick's Sporting Goods, Inc 171,046
31 (b) Dillard's, Inc (Class A) 18,796
6,670 eBay, Inc 580,957
1,599 (a) Etsy, Inc 88,649
1,181 (a) EVgo, Inc 3,437
739 (a) Five Below, Inc 139,198
1,672 (a) Floor & Decor Holdings, Inc 101,808
5,773 (a) GameStop Corp (Class A) 115,922
3,094 Gap, Inc 79,206
127 (a) Genesco, Inc 3,146
2,011 Genuine Parts Co 247,273
363 (a) GigaCloud Technology, Inc 14,259
138 Group 1 Automotive, Inc 54,275
339 (a),(b) Groupon, Inc 5,970
286 Haverty Furniture Cos, Inc 6,681
14,148 Home Depot, Inc 4,868,327
1,622 Kohl's Corp 33,105
221 (a) Lands' End, Inc 3,209
294 Lithia Motors, Inc (Class A) 97,705
3,494 LKQ Corp 105,519
8,026 Lowe's Cos, Inc 1,935,550
4,222 Macy's, Inc 93,095
389 (a) MarineMax, Inc 9,425
566 (b) Monro Muffler, Inc 11,343
203 Murphy USA, Inc 81,915
1,406 (a) National Vision Holdings, Inc 36,303
827 (a) Ollie's Bargain Outlet Holdings, Inc 90,647
180 (a),(b) OneWater Marine, Inc 1,948
12,253 (a) O'Reilly Automotive, Inc 1,117,596
752 (a) Overstock.com, Inc 4,106
256 Penske Auto Group, Inc 40,522
1,122 (a) Petco Health & Wellness Co, Inc 3,153
531 Pool Corp 121,466
1,291 (a) RealReal, Inc 20,372
610 (a) Revolve Group, Inc 18,416
219 (a),(b) RH 39,234
4,539 Ross Stores, Inc 817,655
1,437 (a) Sally Beauty Holdings, Inc 20,492
406 Shoe Carnival, Inc 6,853
583 Signet Jewelers Ltd 48,319
441 (a),(b) Sleep Number Corp 3,731
345 Sonic Automotive, Inc (Class A) 21,342
1,508 (a) Stitch Fix, Inc 7,917
1,347 (a) ThredUp, Inc 8,607
15,886 TJX Cos, Inc 2,440,248
7,677 Tractor Supply Co 383,927
617 (a) Ulta Beauty, Inc 373,291
941 Upbound Group, Inc 16,524
760 (a) Urban Outfitters, Inc 57,198
1,485 (a) Valvoline, Inc 43,154
788 (a) Victoria's Secret & Co 42,686
1,287 (a) Warby Parker, Inc 28,044
1,297 (a) Wayfair, Inc 130,232
203 Weyco Group, Inc 6,210
1,754 Williams-Sonoma, Inc 313,247
37 Winmark Corp 14,983
314 (a) Zumiez, Inc 8,180
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 49,792,476
CONSUMER DURABLES & APPAREL - 0.7%
338 Acushnet Holdings Corp 26,979
2,031 (a) Amer Sports, Inc 75,858

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
285 (a) Beazer Homes USA, Inc $ 5,777
539 (a) BK LC Lux Finco 2 Sarl 22,045
974 Brunswick Corp 72,310
2,097 (a) Callaway Golf Co 24,472
1,736 (a) Capri Holdings Ltd 42,358
450 Carter's, Inc 14,593
132 (a) Cavco Industries, Inc 77,978
279 Century Communities, Inc 16,559
307 Clarus Corp 1,028
604 Columbia Sportswear Co 33,274
761 (b) Cricut, Inc 3,767
817 (a) Crocs, Inc 69,870
2,236 (a) Deckers Outdoor Corp 231,806
3,805 DR Horton, Inc 548,034
197 (a),(b) Dream Finders Homes, Inc 3,369
327 Ethan Allen Interiors, Inc 7,469
2,133 (a) Figs, Inc 24,231
389 (a),(b) Funko, Inc 1,323
2,304 (a) Garmin Ltd 467,366
682 G-III Apparel Group Ltd 19,751
426 (a) Green Brick Partners, Inc 26,693
1,790 Hasbro, Inc 146,780
444 (a) Helen of Troy Ltd 9,435
81 (a) Hovnanian Enterprises, Inc 7,901
379 Installed Building Products, Inc 98,309
75 (a) Johnson Outdoors, Inc 3,184
917 KB Home 51,728
811 Kontoor Brands, Inc 49,544
706 (a) Latham Group, Inc 4,483
696 La-Z-Boy, Inc 25,940
2,404 Leggett & Platt, Inc 26,444
3,170 Lennar Corp (Class A) 325,876
16 (b) Lennar Corp (Class B) 1,522
43 (a) LGI Homes, Inc 1,847
223 (a),(b) Lovesac Co 3,289
1,391 (a) Lululemon Athletica, Inc 289,064
301 (a) M/I Homes, Inc 38,513
287 (a) Malibu Boats, Inc 8,096
156 Marine Products Corp 1,367
295 (a) MasterCraft Boat Holdings, Inc 5,578
4,838 (a) Mattel, Inc 95,986
708 Meritage Homes Corp 46,586
694 (a) Mohawk Industries, Inc 75,854
227 Movado Group, Inc 4,681
6,236 Newell Rubbermaid, Inc 23,198
16,459 Nike, Inc (Class B) 1,048,603
39 (a) NVR, Inc 284,418
3,016 (a) On Holding AG. 140,184
276 Oxford Industries, Inc 9,439
4,992 (a) Peloton Interactive, Inc 30,751
365 Polaris Industries, Inc 23,086
2,783 Pulte Homes, Inc 326,335
432 PVH Corp 28,953
543 Ralph Lauren Corp 192,010
200 Rocky Brands, Inc 5,866
1,024 (a) SharkNinja Global SPV Ltd 114,586
703 (a) Skyline Champion Corp 59,403
840 Smith & Wesson Brands, Inc 8,291
2,102 (a) Sonos, Inc 36,911
1,383 Steven Madden Ltd 57,588
272 Sturm Ruger & Co, Inc 8,881
2,969 Tapestry, Inc 379,349

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
1,140 (a) Taylor Morrison Home Corp $ 67,112
2,622 Tempur Sealy International, Inc 234,092
1,447 Toll Brothers, Inc 195,663
449 (a) TopBuild Corp 187,318
194 (a),(b) Traeger, Inc 209
707 (a) Tri Pointe Homes, Inc 22,249
3,425 (a),(b) Under Armour, Inc (Class A) 17,022
3,626 (a) Under Armour, Inc (Class C) 17,405
5,338 VF Corp 96,511
646 (b) Whirlpool Corp 46,602
1,465 (a) Wolverine World Wide, Inc 26,590
1,421 (a) YETI Holdings, Inc 62,766
TOTAL CONSUMER DURABLES & APPAREL 6,890,308
CONSUMER SERVICES - 2.1%
700 (a) Accel Entertainment, Inc 7,987
4,134 ADT, Inc 33,361
586 (a) Adtalem Global Education, Inc 60,633
5,912 (a) Airbnb, Inc 802,377
202 (a) American Public Education, Inc 7,636
3,327 Aramark 122,633
17 (a) Biglari Holdings, Inc (B Shares) 5,651
356 (a) BJ's Restaurants, Inc 14,026
1,539 Bloomin' Brands, Inc 9,496
460 Booking Holdings, Inc 2,463,452
729 Boyd Gaming Corp 62,140
804 (a) Bright Horizons Family Solutions, Inc 81,526
615 (a) Brinker International, Inc 88,265
3,464 (a) Caesars Entertainment, Inc 81,023
14,994 (a) Carnival Corp 457,917
234 Carriage Services, Inc 9,898
1,368 (a) Cava Group, Inc 80,288
702 Cheesecake Factory 35,437
19,004 (a) Chipotle Mexican Grill, Inc (Class A) 703,148
430 (a),(b) Choice Hotels International, Inc 40,962
947 Churchill Downs, Inc 107,750
1,836 (a) Coursera, Inc 13,513
463 (a),(b) Cracker Barrel Old Country Store, Inc 11,760
1,711 Darden Restaurants, Inc 314,858
539 (a) Dave & Buster's Entertainment, Inc 8,737
1,168 (a) Denny's Corp 7,265
266 (b) Dine Brands Global Inc. 8,549
438 Domino's Pizza, Inc 182,567
5,163 (a) DoorDash, Inc 1,169,316
6,847 (a) DraftKings, Inc 235,948
633 (a) Driven Brands Holdings, Inc 9,381
542 (a) Duolingo, Inc 95,121
1,616 (a) Dutch Bros, Inc 98,932
302 (a) El Pollo Loco Holdings, Inc 3,159
281 (a) European Wax Center, Inc 1,012
1,685 Expedia Group, Inc 477,377
620 (a) First Watch Restaurant Group, Inc 9,350
2,240 (a) Flutter Entertainment plc 481,690
1,135 (a) Frontdoor, Inc 65,478
2,710 (a) Genius Sports Ltd 29,864
1,807 (a),(b) Global Business Travel Group I 13,824
229 Golden Entertainment, Inc 6,227
58 Graham Holdings Co 63,719
410 (a) Grand Canyon Education, Inc 68,187
1,703 H&R Block, Inc 74,217
1,409 (a) Hilton Grand Vacations, Inc 63,053
3,159 Hilton Worldwide Holdings, Inc 907,423
573 Hyatt Hotels Corp 91,863

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
357 (a) Inspired Entertainment, Inc $ 3,342
1,684 International Game Technology plc 26,068
431 Jack in the Box, Inc 8,167
1,311 Krispy Kreme, Inc 5,270
89 (a),(b) Kura Sushi USA, Inc 4,657
4,501 Las Vegas Sands Corp 292,970
1,806 (a) Laureate Education, Inc 60,808
1,730 (a) Life Time Group Holdings, Inc 45,983
283 (a) Lincoln Educational Services Corp 6,834
464 (a) Lindblad Expeditions Holdings, Inc 6,691
3,192 Marriott International, Inc (Class A) 990,286
418 Marriott Vacations Worldwide Corp 24,114
491 Matthews International Corp (Class A) 12,825
10,084 McDonald's Corp 3,081,973
3,190 (a) MGM Resorts International 116,403
844 (a) Mister Car Wash, Inc 4,693
173 Monarch Casino & Resort, Inc 16,556
911 (a),(b) Nerdy, Inc 947
5,272 (a) Norwegian Cruise Line Holdings Ltd 117,671
1,026 OneSpaWorld Holdings Ltd 21,279
565 (b) Papa John's International, Inc 21,747
2,314 (a) Penn National Gaming, Inc 34,132
1,137 Perdoceo Education Corp 33,348
1,210 (a) Planet Fitness, Inc 131,249
525 (a),(b) Portillo's, Inc 2,384
142 (b) RCI Hospitality Holdings, Inc 3,385
924 Red Rock Resorts, Inc 57,242
4,664 Restaurant Brands International, Inc 318,225
3,597 Royal Caribbean Cruises Ltd 1,003,275
822 (a) Rush Street Interactive, Inc 15,971
5,391 (a) Sabre Corp 7,332
764 (a) SeaWorld Entertainment, Inc 27,733
613 (a),(b) Serve Robotics, Inc 6,363
2,052 Service Corp International 159,994
596 (a) Shake Shack, Inc 48,377
1,080 Six Flags Entertainment Corp 16,567
16,200 Starbucks Corp 1,364,202
403 Strategic Education, Inc 32,321
644 (a) Stride, Inc 41,815
1,928 Super Group SGHC Ltd 23,040
1,443 (a),(b) Sweetgreen, Inc 9,755
877 (a) Target Hospitality Corp 7,025
913 Texas Roadhouse, Inc (Class A) 151,558
776 Travel & Leisure Co 54,731
1,149 (a) Udemy, Inc 6,722
434 (a) Universal Technical Institute, Inc 11,340
600 (b) Vail Resorts, Inc 79,680
440 (a) Viad Corp 14,819
2,538 (a) Viking Holdings Ltd 181,239
2,362 Wendy's Co 19,675
398 Wingstop, Inc 94,919
1,311 Wyndham Hotels & Resorts, Inc 99,059
1,274 Wynn Resorts Ltd 153,300
268 (a) Xponential Fitness, Inc 2,206
3,833 Yum! Brands, Inc 579,856
TOTAL CONSUMER SERVICES 19,450,119
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
5,179 Albertsons Cos, Inc 88,923
418 Andersons, Inc 22,225
1,935 (a) BJ's Wholesale Club Holdings, Inc 174,208
550 Casey's General Stores, Inc 303,990
515 (a) Chefs' Warehouse, Inc 32,100

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
6,274 Costco Wholesale Corp $ 5,410,321
3,152 Dollar General Corp 418,491
2,867 (a) Dollar Tree, Inc 352,670
1,460 (a) Grocery Outlet Holding Corp 14,746
326 (a) Guardian Pharmacy Services, Inc 9,809
626 (a) HF Foods Group, Inc 1,346
213 (a) Ingles Markets, Inc (Class A) 14,601
8,622 Kroger Co 538,703
2,675 (a) Maplebear, Inc 120,322
286 Natural Grocers by Vitamin Cottage, Inc 7,164
1,968 (a) Performance Food Group Co 176,963
385 Pricesmart, Inc 47,228
1,482 (a) Sprouts Farmers Market, Inc 118,071
6,812 Sysco Corp 501,976
6,655 Target Corp 650,526
943 (a) United Natural Foods, Inc 31,751
3,115 (a) US Foods Holding Corp 234,622
127 Village Super Market (Class A) 4,495
61,805 Walmart, Inc 6,885,695
218 Weis Markets, Inc 13,972
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,174,918
ENERGY - 2.9%
3,955 Antero Midstream Corp 70,359
4,251 (a) Antero Resources Corp 146,489
5,314 APA Corp 129,980
2,039 Archrock, Inc 53,055
667 Ardmore Shipping Corp 7,064
937 (b) Atlas Energy Solutions, Inc 8,827
14,199 Baker Hughes Co 646,622
3,755 (b) Borr Drilling Ltd 15,133
351 (a) Bristow Group, Inc 12,854
10,702 Cabot Oil & Gas Corp 281,677
845 Cactus, Inc 38,600
1,047 California Resources Corp 46,811
868 (a),(b) Calumet, Inc 17,247
243 (a),(b) Centrus Energy Corp 58,991
3,071 Cheniere Energy, Inc 596,972
3,168 Chesapeake Energy Corp 349,620
26,599 Chevron Corp 4,053,954
845 Chord Energy Corp 78,331
966 Civitas Resources, Inc 26,169
2,877 (a) Clean Energy Fuels Corp 6,042
2,191 (a) CNX Resources Corp 80,563
1,500 (a),(b) Comstock Resources, Inc 34,770
17,769 ConocoPhillips 1,663,356
809 (b) Core Laboratories, Inc 12,968
692 Core Natural Resources, Inc 61,249
2,426 Crescent Energy Co 20,354
583 CVR Energy, Inc 14,832
1,373 Delek US Holdings, Inc 40,723
9,048 Devon Energy Corp 331,428
2,136 DHT Holdings, Inc 26,081
2,815 Diamondback Energy, Inc 423,179
626 (a) DIVERSIFIED ENERGY CO 9,064
333 (a) DMC Global, Inc 2,228
395 Dorian LPG Ltd 9,614
1,440 DT Midstream, Inc 172,339
165 (a),(b) Empire Petroleum Corp 502
2,241 (a),(b) Encore Energy Corp 5,558
2,496 (a),(b) Energy Fuels, Inc 36,292
7,809 EOG Resources, Inc 820,023
8,868 EQT Corp 475,325

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
275 Excelerate Energy, Inc $ 7,714
1,226 (a) Expro Group Holdings NV 16,367
59,974 Exxon Mobil Corp 7,217,271
408 FLEX LNG Ltd 10,180
226 (a) Forum Energy Technologies, Inc 8,351
400 (a),(b) FutureFuel Corp 1,276
1,122 Golar LNG Ltd 41,750
842 (a) Green Plains, Inc 8,252
179 (a) Gulfport Energy Operating Corp 37,230
11,949 Halliburton Co 337,679
2,743 (a) Helix Energy Solutions Group, Inc 17,199
1,274 (a) Helmerich & Payne, Inc 36,538
2,393 HF Sinclair Corp 110,269
110 (b) HighPeak Energy, Inc 521
582 (a) Innovex International, Inc 12,728
275 International Seaways, Inc 13,351
27,714 Kinder Morgan, Inc 761,858
465 (b) Kinetik Holdings, Inc 16,763
553 Kodiak Gas Services, Inc 20,682
6,795 (a),(b) Kosmos Energy Ltd 6,166
2,207 Liberty Energy, Inc 40,741
2,448 Magnolia Oil & Gas Corp 53,587
767 (a) Mammoth Energy Services, Inc 1,419
4,442 Marathon Petroleum Corp 722,402
1,395 Matador Resources Co 59,204
1,623 Murphy Oil Corp 50,719
146 (a),(b) Nabors Industries Ltd 7,928
75 Nacco Industries, Inc (Class A) 3,678
863 (a) National Energy Services Reunited Corp 13,515
1,095 National Fuel Gas Co 87,666
1,716 (a),(b) NextDecade Corp 9,043
2,086 (b) Noble Corp plc 58,909
3,490 (b) Nordic American Tankers Ltd 12,006
1,326 Northern Oil and Gas, Inc 28,469
5,678 NOV, Inc 88,747
9,895 Occidental Petroleum Corp 406,882
1,532 (a) Oceaneering International, Inc 36,814
1,209 (a) Oil States International, Inc 8,185
8,837 ONEOK, Inc 649,519
3,516 Ovintiv, Inc 137,792
677 (a) Par Pacific Holdings, Inc 23,790
5,496 Patterson-UTI Energy, Inc 33,581
1,808 PBF Energy, Inc 49,033
1,975 Peabody Energy Corp 58,657
9,481 Permian Resources Corp 133,018
5,887 Phillips 66 759,658
1,367 (a) ProPetro Holding Corp 13,000
3,375 Range Resources Corp 119,002
475 Ranger Energy Services, Inc 6,640
552 (a) Rex American Resources Corp 17,841
151 Riley Exploration Permian, Inc 3,986
1,202 RPC, Inc 6,539
532 SandRidge Energy, Inc 7,677
21,449 Schlumberger Ltd 823,213
477 Scorpio Tankers, Inc 24,246
649 (a) SEACOR Marine Holdings, Inc 3,907
1,139 (a) Seadrill Ltd 39,409
988 Select Water Solutions, Inc 10,394
1,567 (b) SFL Corp Ltd 12,238
743 SM Energy Co 13,894
678 Solaris Oilfield Infrastructure, Inc 31,168
1,711 (a) Talos Energy, Inc 18,855

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
3,114 Targa Resources Corp $ 574,533
5,780 TechnipFMC plc 257,557
1,069 Teekay Corp Ltd 9,653
376 Teekay Tankers Ltd 20,086
2,062 (a) Tetra Technologies, Inc 19,321
846 Texas Pacific Land Corp 242,988
854 (a) Tidewater, Inc 43,136
13,020 (a) Transocean Ltd 53,773
4,698 (a) Uranium Energy Corp 54,873
1,000 Vaalco Energy, Inc 3,640
993 (a) Valaris Ltd 50,047
4,299 Valero Energy Corp 699,834
1,861 Viper Energy, Inc 71,890
433 Vitesse Energy, Inc 8,340
2,083 (b) W&T Offshore, Inc 3,395
774 Weatherford International plc 60,573
101 Western Midstream Partners LP 3,990
17,548 Williams Cos, Inc 1,054,810
1,068 World Fuel Services Corp 25,023
TOTAL ENERGY 27,511,823
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.0%
1,492 Acadia Realty Trust 30,646
1,608 Agree Realty Corp 115,824
1,192 Alexander & Baldwin, Inc 24,603
57 Alexander's, Inc 12,423
2,524 Alexandria Real Estate Equities, Inc 123,525
357 Alpine Income Property Trust, Inc 5,969
714 American Assets Trust, Inc 13,516
2,047 American Healthcare REIT, Inc 96,332
4,773 American Homes 4 Rent 153,213
6,678 American Tower Corp 1,172,456
4,437 Americold Realty Trust, Inc 57,060
1,848 Apartment Investment and Management Co 10,977
2,947 Apple Hospitality REIT, Inc 34,922
1,769 Armada Hoffler Properties, Inc 11,711
1,970 AvalonBay Communities, Inc 357,181
2,348 Boston Properties, Inc 158,443
1,429 Braemar Hotels & Resorts, Inc 4,101
2,649 (a) Brandywine Realty Trust 7,735
4,252 Brixmor Property Group, Inc 111,487
2,559 Broadstone Net Lease, Inc 44,450
572 BRT Apartments Corp 8,408
1,599 Camden Property Trust 176,018
3,028 CareTrust REIT, Inc 109,493
493 CBL & Associates Properties, Inc 18,241
275 Centerspace 18,348
919 Chatham Lodging Trust 6,258
707 City Office REIT, Inc 4,942
588 Clipper Realty, Inc 2,246
544 Community Healthcare Trust, Inc 8,933
1,123 Corporate Office Properties Trust 31,219
2,578 Cousins Properties, Inc 66,461
6,420 Crown Castle, Inc 570,545
273 CTO Realty Growth, Inc 5,026
2,885 CubeSmart 104,004
1,290 Curbline Properties Corp 29,941
3,453 DiamondRock Hospitality Co 30,939
4,778 Digital Realty Trust, Inc 739,204
5,068 Diversified Healthcare Trust 24,580
2,323 Douglas Emmett, Inc 25,530
570 Easterly Government Properties, Inc 12,078
673 EastGroup Properties, Inc 119,888

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
3,012 Empire State Realty Trust, Inc $ 19,638
787 EPR Properties 39,271
1,384 Equinix, Inc 1,060,365
2,701 Equity Lifestyle Properties, Inc 163,708
5,586 Equity Residential 352,141
2,334 Essential Properties Realty Trust, Inc 69,226
896 Essex Property Trust, Inc 234,465
3,159 Extra Space Storage, Inc 411,365
729 (a) Farmland Partners, Inc 7,064
1,347 Federal Realty Investment Trust 135,778
1,998 First Industrial Realty Trust, Inc 114,425
1,235 Four Corners Property Trust, Inc 28,479
3,355 Gaming and Leisure Properties, Inc 149,935
763 Getty Realty Corp 20,883
475 Gladstone Commercial Corp 5,068
687 Gladstone Land Corp 6,286
230 Global Medical REIT, Inc 7,760
3,106 Global Net Lease, Inc 26,712
4,463 Healthcare Realty Trust, Inc 75,648
10,142 Healthpeak Properties, Inc 163,083
1,796 Highwoods Properties, Inc 46,373
9,517 Host Hotels & Resorts Inc 168,736
348 (a) Hudson Pacific Properties, Inc 3,769
3,525 Independence Realty Trust, Inc 61,617
1,204 Industrial Logistics Properties Trust 6,670
439 Innovative Industrial Properties, Inc 20,791
1,140 InvenTrust Properties Corp 32,159
8,599 Invitation Homes, Inc 238,966
4,395 Iron Mountain, Inc 364,565
841 JBG SMITH Properties 14,305
1,970 Kilroy Realty Corp 73,619
9,833 Kimco Realty Corp 199,315
3,663 Kite Realty Group Trust 87,802
1,307 Lamar Advertising Co 165,440
768 Lineage, Inc 26,880
431 LTC Properties, Inc 14,818
440 LXP Industrial Trust 21,815
3,615 Macerich Co 66,733
1,437 Mack-Cali Realty Corp 21,383
3,534 Medical Properties Trust, Inc 17,670
1,755 Mid-America Apartment Communities, Inc 243,787
2,102 Millrose Properties, Inc 62,787
460 National Health Investors, Inc 35,130
2,085 National Retail Properties, Inc 82,629
374 National Storage Affiliates Trust 10,551
215 (a) NET Lease Office Properties 5,545
1,149 NETSTREIT Corp 20,268
1,148 NexPoint Diversified Real Estate Trust 4,397
478 NexPoint Residential Trust, Inc 14,388
3,987 Omega Healthcare Investors, Inc 176,784
254 One Liberty Properties, Inc 5,154
1,605 Outfront Media, Inc 38,681
2,538 Park Hotels & Resorts, Inc 26,548
554 Peakstone Realty Trust 7,950
2,135 Pebblebrook Hotel Trust 24,168
1,776 Phillips Edison & Co, Inc 63,172
2,219 Piedmont Office Realty Trust, Inc 18,506
445 Plymouth Industrial REIT, Inc 9,737
255 Postal Realty Trust, Inc 4,116
1,459 PotlatchDeltic Corp 58,039
13,159 Prologis, Inc 1,679,878
2,263 Public Storage, Inc 587,249

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,750 Rayonier, Inc $ 37,888
12,822 Realty Income Corp 722,776
2,232 Regency Centers Corp 154,075
3,142 Rexford Industrial Realty, Inc 121,658
1,824 RLJ Lodging Trust 13,589
875 Ryman Hospitality Properties, Inc 82,793
3,697 Sabra Health Care REIT, Inc 70,021
571 Safehold, Inc 7,817
370 (a) Saul Centers, Inc 11,666
1,572 SBA Communications Corp 304,072
2,237 Service Properties Trust 4,116
659 Sila Realty Trust, Inc 15,361
4,465 Simon Property Group, Inc 826,516
645 SITE Centers Corp 4,141
1,013 SL Green Realty Corp 46,466
496 Smartstop Self Storage REIT, Inc 15,346
2,713 STAG Industrial, Inc 99,730
2,137 Summit Hotel Properties, Inc 10,407
1,739 Sun Communities, Inc 215,480
4,344 Sunstone Hotel Investors, Inc 38,835
1,735 Tanger Factory Outlet Centers, Inc 57,897
1,413 Terreno Realty Corp 82,957
4,667 UDR, Inc 171,186
567 UMH Properties, Inc 9,021
198 Universal Health Realty Income Trust 7,764
2,537 Urban Edge Properties 48,685
6,423 Ventas, Inc 497,012
15,160 VICI Properties, Inc 426,299
3,062 Vornado Realty Trust 101,903
1,848 Washington REIT 32,155
9,757 (d) Welltower, Inc 1,810,997
11,281 Weyerhaeuser Co 267,247
550 (a) Whitestone REIT 7,640
2,793 WP Carey, Inc 179,758
2,302 Xenia Hotels & Resorts, Inc 32,550
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,118,890
FINANCIAL SERVICES - 7.9%
906 (a) Acacia Research (Acacia Technologies) 3,388
360 Affiliated Managers Group, Inc 103,781
3,902 (a) Affirm Holdings, Inc 290,426
14,490 AGNC Investment Corp 155,333
243 Alerus Financial Corp 5,472
4,069 Ally Financial, Inc 184,285
7,664 American Express Co 2,835,297
1,308 Ameriprise Financial, Inc 641,365
253 Angel Oak Mortgage REIT, Inc 2,178
9,716 Annaly Capital Management, Inc 217,250
2,943 Apollo Commercial Real Estate Finance, Inc 28,488
5,960 Apollo Global Management, Inc 862,770
2,387 Arbor Realty Trust, Inc 18,523
645 Ares Commercial Real Estate Corp 3,083
2,756 Ares Management Corp 445,452
281 (a) ARMOUR Residential REIT, Inc 4,971
870 Artisan Partners Asset Management, Inc 35,444
123 (a) Atlanticus Holdings Corp 8,235
412 (a),(b) Bakkt Holdings, Inc 4,136
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 20,561
9,880 Bank of New York Mellon Corp 1,146,969
26,173 (a) Berkshire Hathaway, Inc 13,155,858
5,076 BGC Group, Inc 45,329
2,164 BlackRock, Inc 2,316,216
2,460 Blackstone Mortgage Trust, Inc 47,060

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
10,349 Blackstone, Inc $ 1,595,195
7,684 (a) Block, Inc 500,152
7,723 Blue Owl Capital, Inc 115,382
829 Bread Financial Holdings, Inc 61,371
642 Brightsphere Investment Group, Inc 30,174
1,289 BrightSpire Capital, Inc 7,218
5,504 (b) Brookfield Asset Management Ltd 288,355
467 (a),(b) Bullish 17,685
3,022 Burford Capital Ltd 26,956
1,450 Cannae Holdings, Inc 22,809
923 (a) Cantaloupe, Inc 9,802
8,883 Capital One Financial Corp 2,152,884
3,768 Carlyle Group, Inc 222,726
222 Cass Information Systems, Inc 9,217
1,493 Cboe Global Markets, Inc 374,743
24,134 Charles Schwab Corp 2,411,228
152 Chicago Atlantic Real Estate Finance, Inc 1,864
1,022 Chimera Investment Corp 12,703
1,435 (a) Claros Mortgage Trust, Inc 4,391
5,068 CME Group, Inc 1,383,969
461 Cohen & Steers, Inc 28,942
3,163 (a) Coinbase Global, Inc 715,281
797 Compass Diversified Trust 3,826
326 (a),(b) Consumer Portfolio Services, Inc 3,042
3,377 Corebridge Financial, Inc 101,884
972 (a) Corpay, Inc 292,504
79 (a) Credit Acceptance Corp 35,033
132 (a) Dave, Inc 29,226
49 Diamond Hill Investment Group, Inc 8,306
2,419 DigitalBridge Group, Inc 37,107
461 (a) Donnelley Financial Solutions, Inc 21,524
258 (a) Dynex Capital, Inc 3,615
718 Ellington Financial, Inc 9,750
375 Enact Holdings, Inc 14,865
502 (a) Encore Capital Group, Inc 27,284
370 (a) Enova International, Inc 58,164
3,922 Equitable Holdings, Inc 186,883
1,475 Essent Group Ltd 95,890
728 (a) Euronet Worldwide, Inc 55,408
584 Evercore Partners, Inc (Class A) 198,706
941 EVERTEC, Inc 27,374
541 Factset Research Systems, Inc 156,993
139 Federal Agricultural Mortgage Corp 24,404
7,395 Fidelity National Information Services, Inc 491,472
489 (a) Figure Technology Solutions, Inc 19,971
556 FirstCash Holdings, Inc 88,615
7,738 (a) Fiserv, Inc 519,761
1,440 (a) Flywire Corp 20,390
137 (a) Forge Global Holdings, Inc 6,105
1,010 Franklin BSP Realty Trust, Inc 10,130
3,439 Franklin Resources, Inc 82,158
224 (a) Freedom Holding Corp 27,256
257 GCM Grosvenor, Inc 2,909
3,512 Global Payments, Inc 271,829
4,171 Goldman Sachs Group, Inc 3,666,309
905 (a) Green Dot Corp 11,593
562 Hamilton Lane, Inc 75,482
1,655 Hannon Armstrong Sustainable Infrastructure Capital, Inc 52,017
796 Houlihan Lokey, Inc 138,655
5,976 Interactive Brokers Group, Inc (Class A) 384,317
8,074 Intercontinental Exchange, Inc 1,307,665
339 (a) International Money Express, Inc 5,207

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
6,004 Invesco Ltd $ 157,725
366 Invesco Mortgage Capital, Inc 3,078
1,116 Jack Henry & Associates, Inc 203,648
911 Jackson Financial, Inc 97,158
2,276 Janus Henderson Group plc 108,269
2,217 Jefferies Financial Group, Inc 137,388
9,837 KKR & Co, Inc 1,254,021
648 KKR Real Estate Finance Trust, Inc 5,327
1,766 Ladder Capital Corp 19,408
1,345 Lazard, Inc 65,313
1,618 (a) LendingClub Corp 30,645
196 (a) LendingTree, Inc 10,406
1,109 LPL Financial Holdings, Inc 396,102
310 Marex Group plc 11,892
528 MarketAxess Holdings, Inc 95,700
7,301 (a) Marqeta, Inc 34,680
11,416 Mastercard, Inc (Class A) 6,517,166
232 Merchants Bancorp 7,902
2,131 MFA Financial, Inc 19,840
3,558 MGIC Investment Corp 103,965
334 (a) Miami International Holdings, Inc 14,823
877 Moelis & Co 60,285
2,201 Moody's Corp 1,124,381
16,348 Morgan Stanley 2,902,260
392 Morningstar, Inc 85,186
1,033 MSCI, Inc (Class A) 592,663
6,423 Nasdaq Stock Market, Inc 623,866
1,245 Navient Corp 16,185
1,156 (a) NCR Corp ATM 44,055
212 Nelnet, Inc (Class A) 28,188
410 (a) NerdWallet, Inc 5,556
1,613 New York Mortgage Trust, Inc 11,775
298 NewtekOne, Inc 3,382
131 Nexpoint Real Estate Finance, Inc 1,844
1,272 (a) NMI Holdings, Inc 51,885
2,753 Northern Trust Corp 376,032
148 (a) Ocwen Financial Corp 6,777
1,689 OneMain Holdings, Inc 114,092
1,687 (a) Open Lending Corp 2,615
402 Orchid Island Capital, Inc 2,894
600 P10, Inc 5,886
3,227 (a) Pagseguro Digital Ltd 31,108
245 Patria Investments Ltd 3,893
3,424 (a) Payoneer Global, Inc 19,243
13,727 PayPal Holdings, Inc 801,382
652 (a),(b) Paysafe Ltd 5,275
1,316 (a) Paysign Inc 6,777
399 PennyMac Financial Services, Inc 52,604
1,723 PennyMac Mortgage Investment Trust 21,624
904 Perella Weinberg Partners 15,639
273 Piper Jaffray Cos 92,741
397 PJT Partners, Inc 66,378
719 (a) PRA Group, Inc 12,719
675 PROG Holdings, Inc 19,906
1,751 Radian Group, Inc 63,019
2,564 Raymond James Financial, Inc 411,753
1,941 Ready Capital Corp 4,231
1,612 Redwood Trust, Inc 8,914
143 Regional Management Corp 5,541
2,189 (a) Remitly Global, Inc 30,208
1,337 (a) Repay Holdings Corp 4,880
6,918 Rithm Capital Corp 75,406

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
10,538 (a) Robinhood Markets, Inc $ 1,191,848
12,884 Rocket Cos, Inc 249,434
4,319 S&P Global, Inc 2,257,066
1,255 SEI Investments Co 102,935
213 (a),(b) Sezzle, Inc 13,520
854 (a),(b) Shift4 Payments, Inc 53,776
184 Silvercrest Asset Management Group, Inc 2,795
3,536 SLM Corp 95,684
16,229 (a) SoFi Technologies, Inc 424,875
3,745 Starwood Property Trust, Inc 67,447
4,014 State Street Corp 517,846
809 StepStone Group, Inc 51,914
1,478 Stifel Financial Corp 185,075
3,904 (a) StoneCo Ltd 57,740
541 (a) StoneX Group, Inc 51,465
41 Sunrise Realty Trust, Inc 387
474 (b) SWK Holdings Corp 8,153
5,175 Synchrony Financial 431,750
3,029 T Rowe Price Group, Inc 310,109
6,729 (a) Toast, Inc 238,947
867 TPG RE Finance Trust, Inc 7,465
1,909 TPG, Inc 121,871
1,734 Tradeweb Markets, Inc 186,474
1,156 Two Harbors Investment Corp 12,138
1,255 (a),(b) Upstart Holdings, Inc 54,881
1,161 UWM Holdings Corp 5,085
208 (a) Velocity Financial, Inc 4,318
544 Victory Capital Holdings, Inc 34,321
1,409 Virtu Financial, Inc 46,948
115 (a) Virtus Investment Partners, Inc 18,762
23,889 Visa, Inc (Class A) 8,378,111
1,195 Voya Financial, Inc 89,016
543 Walker & Dunlop, Inc 32,661
384 (a) Waterstone Financial, Inc 6,355
3,836 (a),(b) Webull Corp 29,806
1,705 (b) Western Union Co 15,874
530 (a) WEX, Inc 78,959
1,867 (b) WisdomTree, Inc 22,759
90 (a) World Acceptance Corp 12,635
6,368 XP, Inc 104,244
TOTAL FINANCIAL SERVICES 73,831,499
FOOD, BEVERAGE & TOBACCO - 1.9%
176 (a),(b) Alico, Inc 6,403
23,829 Altria Group, Inc 1,373,980
6,926 Archer-Daniels-Midland Co 398,176
1,190 (b) B&G Foods, Inc (Class A) 5,117
157 (a) Boston Beer Co, Inc (Class A) 30,635
349 (a),(b) BRC, Inc 387
711 Brown-Forman Corp (Class A) 18,706
2,220 (b) Brown-Forman Corp (Class B) 57,853
1,774 Bunge Global S.A. 158,028
345 (a) Calavo Growers, Inc 7,504
610 Cal-Maine Foods, Inc 48,538
2,625 Campbell Soup Co 73,159
2,463 (a) Celsius Holdings, Inc 112,658
54,829 Coca-Cola Co 3,833,095
671 Coca-Cola Consolidated Inc 102,864
5,931 ConAgra Brands, Inc 102,666
1,956 Constellation Brands, Inc (Class A) 269,850
2,102 (a) Darling International, Inc 75,672
751 Dole plc 11,258
2,984 Flowers Foods, Inc 32,466

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
499 Fresh Del Monte Produce, Inc $ 17,779
722 (a) Freshpet, Inc 43,991
7,741 General Mills, Inc 359,957
1,593 (a) Hain Celestial Group, Inc 1,705
2,193 Hershey Co 399,082
4,050 Hormel Foods Corp 95,985
877 Ingredion, Inc 96,698
1,388 (a),(b) Ispire Technology, Inc 3,886
277 J&J Snack Foods Corp 25,032
1,619 J.M. Smucker Co 158,354
199 John B Sanfilippo & Son, Inc 14,049
17,944 Keurig Dr Pepper, Inc 502,611
12,706 Kraft Heinz Co 308,121
2,143 Lamb Weston Holdings, Inc 89,770
364 Lancaster Colony Corp 59,849
302 Limoneira Co 3,813
3,655 McCormick & Co, Inc 248,942
203 MGP Ingredients, Inc 4,933
926 (a) Mission Produce, Inc 10,742
2,211 Molson Coors Brewing Co (Class B) 103,209
18,404 Mondelez International, Inc 990,687
10,056 (a) Monster Beverage Corp 770,994
366 (a) National Beverage Corp 11,672
19,456 PepsiCo, Inc 2,792,325
22,213 Philip Morris International, Inc 3,562,965
538 Pilgrim's Pride Corp 20,977
511 (a) Post Holdings, Inc 50,615
3,184 Primo Brands Corp 52,058
4 Seaboard Corp 17,779
134 (a) Seneca Foods Corp 14,824
1,484 (a) Simply Good Foods Co 29,799
561 Smithfield Foods, Inc 12,527
1,555 (a) SunOpta, Inc 5,909
290 (b) Tootsie Roll Industries, Inc 10,623
964 (a) TreeHouse Foods, Inc 22,741
190 Turning Point Brands, Inc 20,596
4,102 Tyson Foods, Inc (Class A) 240,459
318 (a) Universal Corp 16,775
803 Utz Brands, Inc 8,335
454 (a) Vita Coco Co, Inc 24,067
420 (a),(b) Vital Farms, Inc 13,415
TOTAL FOOD, BEVERAGE & TOBACCO 17,957,665
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
24,534 Abbott Laboratories 3,073,865
911 (a),(b) Acadia Healthcare Co, Inc 12,927
1,473 (a) Accuray, Inc 1,215
1,314 (a) AdaptHealth Corp 13,087
230 (a) Addus HomeCare Corp 24,700
4,406 (a) agilon health, Inc 3,034
1,015 (a) Align Technology, Inc 158,492
1,430 (a) Alignment Healthcare, Inc 28,243
1,508 (a) Alphatec Holdings, Inc 31,728
2,554 AmerisourceBergen Corp 862,614
740 (a) AMN Healthcare Services, Inc 11,662
563 (a) Angiodynamics, Inc 7,229
640 (a) Apollo Medical Holdings, Inc 15,878
673 (a) AtriCure, Inc 26,624
725 (a) Avanos Medical, Inc 8,142
2,914 (a) Aveanna Healthcare Holdings, Inc 23,807
560 (a) Axogen, Inc 18,329
7,747 Baxter International, Inc 148,045
4,082 Becton Dickinson & Co 792,194

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
554 (a) Beta Bionics, Inc $ 16,880
969 (a) Blade Air Mobility, Inc 4,661
20,924 (a) Boston Scientific Corp 1,995,103
961 (a) BrightSpring Health Services, Inc 35,989
2,873 (a) Brookdale Senior Living, Inc 31,000
2,763 (a) Butterfly Network, Inc 10,499
3,398 Cardinal Health, Inc 698,289
373 (a) Castle Biosciences, Inc 14,510
7,053 (a) Centene Corp 290,231
1,866 (a) Certara, Inc 16,439
2,819 (a) Cerus Corp 5,807
223 Chemed Corp 95,413
3,773 Cigna Group 1,038,443
5,253 (a) Clover Health Investments Corp 12,345
1,354 Concentra Group Holdings Parent, Inc 26,647
422 Conmed Corp 17,133
2,978 (a) Cooper Cos, Inc 244,077
489 (a) Corvel Corp 33,091
544 (a) Cross Country Healthcare, Inc 4,406
480 (a) CryoLife, Inc 21,893
210 (a),(b) CVRx, Inc 1,491
17,885 CVS Health Corp 1,419,354
607 (a) DaVita, Inc 68,961
485 (a) Definitive Healthcare Corp 1,392
367 (a) Delcath Systems, Inc 3,707
2,739 Dentsply Sirona, Inc 31,307
5,647 (a) DexCom, Inc 374,791
1,250 (a) DocGo, Inc 1,097
1,826 (a) Doximity, Inc 80,855
7,930 (a) Edwards Lifesciences Corp 676,033
3,228 Elevance Health, Inc 1,131,575
985 Embecta Corp 11,702
1,470 Encompass Health Corp 156,026
804 (a) Enhabit, Inc 7,413
653 (a) Enovis Corp 17,396
804 Ensign Group, Inc 140,057
2,830 (a) Envista Holdings Corp 61,439
1,677 (a) Evolent Health, Inc 6,708
350 (a) Fulgent Genetics, Inc 9,195
6,421 GE HealthCare Technologies, Inc 526,650
262 (a) GeneDx Holdings Corp 34,076
710 (a) Glaukos Corp 80,166
1,754 (a) Globus Medical, Inc 153,142
1,770 (a) Guardant Health, Inc 180,788
520 (a) Haemonetics Corp 41,678
2,302 HCA, Inc 1,074,712
737 (a) Health Catalyst, Inc 1,761
1,162 (a) HealthEquity, Inc 106,451
399 HealthStream, Inc 9,205
1,761 (a) Henry Schein, Inc 133,096
2,546 (a),(b) Hims & Hers Health, Inc 82,669
2,915 (a) Hologic, Inc 217,138
1,711 Humana, Inc 438,238
362 (a) ICU Medical, Inc 51,647
1,166 (a) IDEXX Laboratories, Inc 788,834
655 (a) Inogen, Inc 4,402
465 (a) Inspire Medical Systems, Inc 42,887
968 (a) Insulet Corp 275,144
572 (a) Integer Holdings Corp 44,862
1,378 (a) Integra LifeSciences Holdings Corp 17,115
5,055 (a) Intuitive Surgical, Inc 2,862,950
96 iRadimed Corp 9,339

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
477 (a) iRhythm Technologies, Inc $ 84,639
229 (a),(b) Joint Corp 1,997
1,173 Labcorp Holdings, Inc 294,282
847 (a) Lantheus Holdings, Inc 56,368
236 LeMaitre Vascular, Inc 19,140
529 (a),(b) LifeMD, Inc 1,804
1,584 (a) LifeStance Health Group, Inc 11,151
892 (a) LivaNova plc 54,885
671 (a) Masimo Corp 87,270
1,782 McKesson Corp 1,461,757
18,287 Medtronic plc 1,756,649
985 (a) Merit Medical Systems, Inc 86,818
669 (a) Molina Healthcare, Inc 116,098
734 (a),(b) Nano-X Imaging Ltd 2,055
173 National Healthcare Corp 23,717
208 National Research Corp 3,904
3,187 (a) Neogen Corp 22,277
2,015 (a) NeoGenomics, Inc 23,696
1,767 (a) Novocure Ltd 22,847
52 (a),(b) Nutex Health, Inc 8,560
758 (a) Omnicell, Inc 34,337
8,804 (a) Opko Health, Inc 11,093
366 (a) OptimizeRx Corp 4,487
2,503 (a) Option Care Health, Inc 79,746
1,144 (a) OraSure Technologies, Inc 2,769
473 (a) Orthofix Medical, Inc 7,171
333 (a) OrthoPediatrics Corp 5,914
253 (a) Outset Medical, Inc 939
1,223 (a) Owens & Minor, Inc 3,424
295 (a) PACS Group, Inc 11,325
1,431 (a) Pediatrix Medical Group, Inc 30,609
524 (a) Pennant Group, Inc 14,751
506 (a) Penumbra, Inc 157,320
771 (a) Phreesia, Inc 13,045
1,501 (a) Privia Health Group, Inc 35,589
666 (a) PROCEPT BioRobotics Corp 20,952
1,198 (a) Progyny, Inc 30,765
1,215 (a) Pulmonx Corp 2,685
1,569 Quest Diagnostics, Inc 272,269
828 (a) QuidelOrtho Corp 23,648
1,004 (a) RadNet, Inc 71,635
2,064 Resmed, Inc 497,156
524 (a) RxSight, Inc 5,460
896 (a) Schrodinger, Inc 16,020
1,678 Select Medical Holdings Corp 24,918
442 (a) SI-BONE, Inc 8,716
227 Simulations Plus, Inc 4,138
1,913 (a) Solventum Corp 151,586
793 (a) STAAR Surgical Co 18,310
1,422 STERIS plc 360,505
4,856 Stryker Corp 1,706,738
987 (a) Surgery Partners, Inc 15,249
280 (a) Tactile Systems Technology, Inc 8,120
1,069 (a) Tandem Diabetes Care, Inc 23,497
2,648 (a) Teladoc Health, Inc 18,536
671 Teleflex, Inc 81,889
1,269 (a) Tenet Healthcare Corp 252,176
495 (a),(b) TransMedics Group, Inc 60,217
533 (a),(b) Treace Medical Concepts, Inc 1,306
159 (a) UFP Technologies, Inc 35,303
12,957 UnitedHealth Group, Inc 4,277,235
723 Universal Health Services, Inc (Class B) 157,628

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
187 US Physical Therapy, Inc $ 14,603
80 Utah Medical Products, Inc 4,477
587 (a) Varex Imaging Corp 6,839
2,061 (a) Veeva Systems, Inc 460,077
611 (a) Viemed Healthcare, Inc 4,540
1,015 (a) Waystar Holding Corp 33,241
2,839 Zimmer Biomet Holdings, Inc 255,283
TOTAL HEALTH CARE EQUIPMENT & SERVICES 34,730,270
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
2,141 (a) BellRing Brands, Inc 57,229
160 (a) Central Garden & Pet Co 5,144
765 (a) Central Garden and Pet Co (Class A) 22,330
3,346 Church & Dwight Co, Inc 280,562
1,793 (a) Clorox Co 180,788
11,432 Colgate-Palmolive Co 903,357
5,109 (a) Coty, Inc 15,736
893 Edgewell Personal Care Co 15,226
830 (a) elf Beauty, Inc 63,113
484 Energizer Holdings, Inc 9,627
3,300 Estee Lauder Cos (Class A) 345,576
1,810 (a) Herbalife Ltd 23,331
253 Inter Parfums, Inc 21,462
28,159 Kenvue, Inc 485,743
4,553 Kimberly-Clark Corp 459,352
188 (a) Medifast, Inc 2,008
140 (a) Nature's Sunshine Products, Inc 3,021
938 Nu Skin Enterprises, Inc (Class A) 9,023
122 (a) Oil-Dri Corp of America 5,971
1,877 (a),(b) Olaplex Holdings, Inc 2,515
33,346 Procter & Gamble Co 4,778,815
455 Reynolds Consumer Products, Inc 10,429
432 (b) Spectrum Brands Holdings, Inc 25,523
180 (a) USANA Health Sciences, Inc 3,533
1,168 (a) Waldencast plc 2,196
266 WD-40 Co 52,375
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 7,783,985
INSURANCE - 1.9%
6,832 Aflac, Inc 753,365
3,720 Allstate Corp 774,318
699 (a) AMBAC Financial Group, Inc 5,438
972 American Financial Group, Inc 132,853
7,860 American International Group, Inc 672,423
299 Amerisafe, Inc 11,485
2,944 Aon plc 1,038,879
4,993 (a) Arch Capital Group Ltd 478,929
801 Assurant, Inc 192,921
670 Assured Guaranty Ltd 60,213
1,011 Axis Capital Holdings Ltd 108,268
735 (a) Brighthouse Financial, Inc 47,621
3,989 Brown & Brown, Inc 317,923
891 (a) BRP Group, Inc 21,411
5,213 Chubb Ltd 1,627,082
2,215 Cincinnati Financial Corp 361,754
261 CNA Financial Corp 12,460
1,716 CNO Financial Group, Inc 72,879
428 (a) Donegal Group, Inc (Class A) 8,551
488 Employers Holdings, Inc 21,067
581 Everest Re Group Ltd 197,162
528 (e) F&G Annuities & Life, Inc 16,289
774 Fidelis Insurance Holdings Ltd 15,147
3,617 Fidelity National Financial, Inc 197,452
1,450 First American Financial Corp 89,088

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
3,612 Gallagher (Arthur J.) & Co $ 934,749
5,182 (a) Genworth Financial, Inc (Class A) 46,793
1,028 Globe Life, Inc 143,776
286 Goosehead Insurance, Inc 21,064
928 (a) Greenlight Capital Re Ltd (Class A) 13,530
564 (a) Hamilton Insurance Group Ltd 15,736
476 Hanover Insurance Group, Inc 86,999
3,986 Hartford Financial Services Group, Inc 549,271
121 HCI Group, Inc 23,194
314 (a) Heritage Insurance Holdings, Inc 9,188
370 (a) Hippo Holdings, Inc 11,130
637 Horace Mann Educators Corp 29,417
23 Investors Title Co 5,742
648 James River Group Holdings Ltd 4,121
911 Kemper Corp 36,932
296 Kinsale Capital Group, Inc 115,772
657 (a),(b) Lemonade, Inc 46,765
1,867 Lincoln National Corp 83,137
2,242 Loews Corp 236,105
186 (a) Markel Corp 399,835
7,106 Marsh & McLennan Cos, Inc 1,318,305
1,028 (a) MBIA, Inc 7,360
429 Mercury General Corp 40,352
7,782 Metlife, Inc 614,311
579 (a) NI Holdings, Inc 7,701
3,323 Old Republic International Corp 151,662
3,027 (a) Oscar Health, Inc 43,498
391 (a) Palomar Holdings, Inc 52,691
515 Primerica, Inc 133,055
3,151 Principal Financial Group 277,950
820 (a) ProAssurance Corp 19,811
8,337 Progressive Corp 1,898,502
5,041 Prudential Financial, Inc 569,028
903 Reinsurance Group of America, Inc (Class A) 183,724
629 RenaissanceRe Holdings Ltd 176,850
1,200 RLI Corp 76,776
149 (a),(b) Root, Inc 10,762
1,568 Ryan Specialty Holdings, Inc 80,956
227 Safety Insurance Group, Inc 17,686
1,030 Selective Insurance Group, Inc 86,180
1,153 (a) SiriusPoint Ltd 25,239
355 (a) Skyward Specialty Insurance Group, Inc 18,144
351 Stewart Information Services Corp 24,661
433 Tiptree, Inc 7,911
3,172 Travelers Cos, Inc 920,070
628 (a) Trupanion, Inc 23,468
338 United Fire Group, Inc 12,286
503 Universal Insurance Holdings, Inc 17,001
2,357 Unum Group 182,667
4,395 W.R. Berkley Corp 308,177
41 White Mountains Insurance Group Ltd 85,199
1,397 Willis Towers Watson plc 459,054
TOTAL INSURANCE 17,899,271
MATERIALS - 2.2%
461 AdvanSix, Inc 7,975
3,164 Air Products & Chemicals, Inc 781,571
1,837 Albemarle Corp 259,825
3,744 Alcoa Corp 198,956
188 (a) Alpha Metallurgical Resources, Inc 37,577
32,683 Amcor plc 272,576
429 (a),(b) American Vanguard Corp 1,639
7,264 AngloGold Ashanti PLC 619,474

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
939 Aptargroup, Inc $ 114,520
1,615 Ardagh Metal Packaging S.A. 6,621
912 Ashland, Inc 53,507
767 (a) ASP Isotopes, Inc 4,103
821 (a) Aspen Aerogels, Inc 2,323
1,141 Avery Dennison Corp 207,525
1,490 Avient Corp 46,548
3,004 (a) Axalta Coating Systems Ltd 97,059
457 Balchem Corp 70,086
3,677 Ball Corp 194,771
520 Cabot Corp 34,466
235 Caledonia Mining Corp plc 6,150
1,299 Celanese Corp (Series A) 54,922
831 (a) Century Aluminum Co 32,559
2,472 CF Industries Holdings, Inc 191,184
2,145 Chemours Co 25,290
261 (a) Clearwater Paper Corp 4,541
7,384 (a) Cleveland-Cliffs, Inc 98,060
8,643 (a) Coeur Mining, Inc 154,105
1,719 Commercial Metals Co 118,989
532 (a) Compass Minerals International, Inc 10,448
1,802 (a) Constellium SE 33,968
9,739 Corteva, Inc 652,805
9,555 CRH plc 1,192,464
1,713 (a),(b) Critical Metals Corp 11,888
1,481 Crown Holdings, Inc 152,499
1,053 (a) Dakota Gold Corp 5,981
10,963 Dow, Inc 256,315
5,839 DuPont de Nemours, Inc 234,728
491 Eagle Materials, Inc 101,480
1,608 Eastman Chemical Co 102,639
3,502 Ecolab, Inc 919,345
868 (a) Ecovyst, Inc 8,446
3,499 Element Solutions, Inc 87,440
1,510 FMC Corp 20,944
20,114 Freeport-McMoRan, Inc (Class B) 1,021,590
3,855 Graphic Packaging Holding Co 58,056
395 Greif, Inc (Class A) 26,741
87 Greif, Inc (Class B) 6,498
784 H.B. Fuller Co 46,617
284 Hawkins, Inc 40,345
9,435 Hecla Mining Co 181,058
3,269 Huntsman Corp 32,690
292 (a) Ingevity Corp 17,281
373 Innospec, Inc 28,549
3,821 International Flavors & Fragrances, Inc 257,497
7,433 International Paper Co 292,786
149 (a) Intrepid Potash, Inc 4,132
806 (a) Ivanhoe Electric, Inc 12,880
2,244 (a) James Hardie Industries plc 46,563
261 Kaiser Aluminum Corp 29,978
749 (a) Knife River Corp 52,692
315 Koppers Holdings, Inc 8,530
357 Kronos Worldwide, Inc 1,578
6,672 Linde plc 2,844,874
948 Louisiana-Pacific Corp 76,560
542 (a) LSB Industries, Inc 4,607
3,212 LyondellBasell Industries NV 139,080
875 Martin Marietta Materials, Inc 544,827
300 Materion Corp 37,296
402 Minerals Technologies, Inc 24,502
4,782 (a) Mosaic Co 115,198

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
1,657 (a) MP Materials Corp $ 83,712
371 Myers Industries, Inc 6,945
95 NewMarket Corp 65,290
15,818 Newmont Goldcorp Corp 1,579,427
3,868 (a) Novagold Resources, Inc 36,050
3,280 Nucor Corp 535,001
2,284 (a) O-I Glass, Inc 33,712
1,412 Olin Corp 29,412
163 Olympic Steel, Inc 6,974
1,050 Orion S.A. 5,544
1,266 Packaging Corp of America 261,087
2,514 (a) Perimeter Solutions, Inc 69,210
657 (a) Perpetua Resources Corp 15,906
3,116 PPG Industries, Inc 319,265
1,897 (a),(b) PureCycle Technologies, Inc 16,295
201 Quaker Chemical Corp 27,599
376 (a),(b) Ramaco Resources, Inc 6,768
564 (a) Ranpak Holdings Corp 3,051
877 (a) Rayonier Advanced Materials, Inc 5,166
673 Reliance Steel & Aluminum Co 194,410
1,171 Royal Gold, Inc 260,302
1,793 RPM International, Inc 186,472
272 Ryerson Holding Corp 6,844
1,019 Schweitzer-Mauduit International, Inc 12,381
716 Scotts Miracle-Gro Co (Class A) 41,779
1,816 Sealed Air Corp 75,237
804 Sensient Technologies Corp 75,536
3,276 Sherwin-Williams Co 1,061,522
1,204 (b) Silgan Holdings, Inc 48,605
7,872 Smurfit WestRock plc 304,410
2,261 (a) Solstice Advanced Materials, Inc 109,839
1,381 Sonoco Products Co 60,267
1,132 Southern Copper Corp 162,408
3,317 (a) SSR Mining, Inc 72,709
1,995 Steel Dynamics, Inc 338,053
410 Stepan Co 19,418
1,010 SunCoke Energy, Inc 7,272
31 (a) Sylvamo Corp 1,493
717 (a) TimkenSteel Corp 12,304
394 (a) Tredegar Corp 2,829
716 Trimas Corp 25,382
1,767 Tronox Holdings plc 7,368
150 United States Lime & Minerals, Inc 17,961
1,233 (a),(b) USA Rare Earth, Inc 14,673
1,869 Vulcan Materials Co 533,076
816 Warrior Met Coal, Inc 71,947
327 Westlake Chemical Corp 24,178
702 Worthington Steel, Inc 24,303
TOTAL MATERIALS 20,320,709
MEDIA & ENTERTAINMENT - 9.2%
988 (a),(b) Advantage Solutions, Inc 869
67,099 Alphabet, Inc 21,055,666
82,405 Alphabet, Inc (Class A) 25,792,765
2,686 (a) Altice USA, Inc 4,432
4,333 (a) AMC Entertainment Holdings, Inc 6,760
543 (a) AMC Networks, Inc 5,169
710 (a) Angi, Inc 9,180
170 (a),(b) Atlanta Braves Holdings, Inc 7,223
632 (a) Atlanta Braves Holdings, Inc 24,932
380 (a),(b) Boston Omaha Corp 4,701
1,441 (a) Bumble, Inc 5,144
92 Cable One, Inc 10,382

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
1,657 (a) Cargurus, Inc $ 63,546
1,131 (a) Cars.com, Inc 13,798
1,230 (a) Charter Communications, Inc 256,763
1,232 Cinemark Holdings, Inc 28,632
51,496 Comcast Corp (Class A) 1,539,215
17 (a),(b) Daily Journal Corp 8,284
1,815 (a) DoubleVerify Holdings, Inc 20,764
1,719 (a) EchoStar Corp (Class A) 186,855
3,558 Electronic Arts, Inc 727,006
1,005 (b) Entravision Communications Corp (Class A) 2,945
1,205 (a) Eventbrite, Inc 5,362
249 (a) EverQuote, Inc 6,723
3,048 Fox Corp (Class A) 222,717
2,154 Fox Corp (Class B) 139,859
4,657 (a),(b) fuboTV, Inc 11,736
2,328 (a),(b) Gannett Co, Inc 11,989
1,547 Gray Television, Inc 7,488
307 (a) Grindr, Inc 4,157
1,354 (a) IAC, Inc 52,941
902 (a) IMAX Corp 33,338
693 John Wiley & Sons, Inc (Class A) 21,227
1,489 (a) Liberty Broadband Corp 72,365
103 (a) Liberty Broadband Corp (Class A) 4,973
869 (a) Liberty Live Holdings, Inc 72,266
382 (a) Liberty Live Holdings, Inc 31,133
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 35,573
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 295,530
2,655 (a) Lionsgate Studios Corp 24,240
2,320 (a) Live Nation, Inc 330,600
585 (a) Madison Square Garden Entertainment Corp 31,526
293 (a) Madison Square Garden Sports Corp 75,784
2,210 (a) Magnite, Inc 35,868
294 Marcus Corp 4,560
3,476 Match Group, Inc 112,240
278 (a) MediaAlpha, Inc 3,600
30,985 Meta Platforms, Inc 20,452,889
60,149 (a) Netflix, Inc 5,639,570
2,321 New York Times Co (Class A) 161,124
5,430 News Corp (Class A) 141,832
1,096 News Corp (Class B) 32,475
338 Nexstar Media Group, Inc 68,631
1,900 (a) Nextdoor Holdings, Inc 3,990
703 (a) NIQ Global Intelligence PLC 11,592
4,683 Omnicom Group, Inc 378,152
692 (a),(b) Outbrain, Inc 487
8,286 (a) Pinterest, Inc 214,525
1,390 (a) Playstudios, Inc 906
896 Playtika Holding Corp 3,539
683 (a) PubMatic, Inc 6,058
1,085 (a) QuinStreet, Inc 15,591
1,670 (a) Reddit, Inc 383,883
378 (a) Reservoir Media, Inc 2,861
8,787 (a) ROBLOX Corp 712,011
1,784 (a) Roku, Inc 193,546
810 (a),(b) Rumble, Inc 5,119
438 (a) Scholastic Corp 12,978
366 Shutterstock, Inc 6,991
862 Sinclair, Inc 13,189
2,484 Sirius XM Holdings, Inc 49,668
496 (a),(b) Sphere Entertainment Co 47,160
2,188 (a) Spotify Technology S.A. 1,270,594
1,314 (a) Stagwell, Inc 6,425

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
176 (a) Starz Entertainment Corp $ 2,059
2,593 (a) Take-Two Interactive Software, Inc 663,886
378 (a) TechTarget, Inc 2,041
2,032 TEGNA, Inc 39,441
380 (a) Thryv Holdings, Inc 2,299
907 TKO Group Holdings, Inc 189,563
1,758 (a) TripAdvisor, Inc 25,597
1,632 (a) TrueCar, Inc 3,688
1,426 (a) Trump Media & Technology Group Corp 18,880
22 (a),(b) Vivid Seats, Inc 159
25,552 Walt Disney Co 2,907,051
33,011 (a) Warner Bros Discovery, Inc 951,377
1,209 (a) Yelp, Inc 36,742
795 (a) Ziff Davis, Inc 27,944
1,228 (a) ZipRecruiter, Inc 4,789
4,927 (a) ZoomInfo Technologies, Inc 50,108
TOTAL MEDIA & ENTERTAINMENT 86,184,236
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
1,510 (a) 10X Genomics, Inc 24,628
684 (a) 4D Molecular Therapeutics, Inc 5,130
25,204 AbbVie, Inc 5,758,862
2,077 (a) Acadia Pharmaceuticals, Inc 55,477
2,888 (a) Adaptive Biotechnologies Corp 46,901
3,230 (a) ADMA Biologics, Inc 58,915
4,145 Agilent Technologies, Inc 564,010
1,081 (a) Agios Pharmaceuticals, Inc 29,425
3,465 (a) Akebia Therapeutics, Inc 5,579
717 (a) Aldeyra Therapeutics, Inc 3,714
1,021 (a) Alector, Inc 1,593
2,120 (a) Alkermes plc 59,318
1,319 (a) Allogene Therapeutics, Inc 1,807
1,780 (a) Alnylam Pharmaceuticals, Inc 707,817
827 (a),(b) Altimmune, Inc 2,985
524 (a),(b) Alumis, Inc 5,114
7,705 Amgen, Inc 2,521,924
4,499 (a) Amicus Therapeutics, Inc 64,066
2,013 (a) Amneal Pharmaceuticals, Inc 25,364
552 (a) Amphastar Pharmaceuticals, Inc 14,783
1,055 (a) Amylyx Pharmaceuticals, Inc 12,744
305 (a) AnaptysBio, Inc 14,786
1,126 (a),(b) Anavex Life Sciences Corp 4,009
258 (a) ANI Pharmaceuticals, Inc 20,367
216 (a) Anika Therapeutics, Inc 2,076
1,130 (a) Annexon, Inc 5,673
1,622 (a) Apellis Pharmaceuticals, Inc 40,745
655 (a) Apogee Therapeutics, Inc 49,439
1,513 (a) Arbutus Biopharma Corp 7,278
630 (a) Arcellx, Inc 41,076
607 (a),(b) Arcturus Therapeutics Holdings, Inc 3,721
799 (a) Arcus Biosciences, Inc 19,040
1,658 (a) Arcutis Biotherapeutics, Inc 48,148
3,415 (a) Ardelyx, Inc 19,909
437 (a) ArriVent Biopharma, Inc 8,792
1,723 (a) Arrowhead Pharmaceuticals, Inc 114,390
552 (a),(b) ARS Pharmaceuticals, Inc 6,431
937 (a) Arvinas, Inc 11,113
425 (a) Astria Therapeutics, Inc 5,563
1,067 (a),(b) Atea Pharmaceuticals, Inc 3,809
1,175 (a),(b) aTyr Pharma, Inc 920
338 (a) Aura Biosciences, Inc 1,842
2,219 (a) Aurinia Pharmaceuticals, Inc 35,393
1,424 (a) Avadel Pharmaceuticals plc 30,687

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
10,369 (a) Avantor, Inc $ 118,829
1,580 (a) Avidity Biosciences, Inc 113,965
414 (a),(b) Avita Medical, Inc 1,428
533 (a) Axsome Therapeutics, Inc 97,347
1,068 (a) Beam Therapeutics, Inc 29,605
2,996 (a) BioCryst Pharmaceuticals, Inc 23,369
2,177 (a) Biogen, Inc 383,130
1,167 (a) Biohaven Ltd 13,175
571 (a) BioLife Solutions, Inc 13,807
2,848 (a) BioMarin Pharmaceutical, Inc 169,257
315 (a) Bio-Rad Laboratories, Inc (Class A) 95,442
2,406 Bio-Techne Corp 141,497
2,174 (a) Bridgebio Pharma, Inc 166,289
29,119 Bristol-Myers Squibb Co 1,570,679
894 (a),(b) Brooks Automation, Inc 29,734
1,736 Bruker BioSciences Corp 81,783
2,009 (a),(b) Candel Therapeutics, Inc 11,351
787 (a) Capricor Therapeutics, Inc 22,713
831 (a) CareDx, Inc 15,656
2,132 (a) Catalyst Pharmaceuticals, Inc 49,761
422 (a) Celcuity, Inc 42,090
777 (a) Celldex Therapeutics, Inc 21,103
668 (a) CG oncology, Inc 27,735
742 (a) Charles River Laboratories International, Inc 148,014
854 (a),(c) Chinook Therapeutics, Inc 9
690 (a) ChromaDex Corp 4,388
275 (a) Cidara Therapeutics, Inc 60,745
5,038 (a) Codexis, Inc 8,212
1,952 (a) Cogent Biosciences, Inc 69,335
773 (a) Collegium Pharmaceutical, Inc 35,790
1,591 (a) Compass Therapeutics, Inc 8,544
1,298 (a) Corcept Therapeutics, Inc 45,170
889 (a),(b) CorMedix, Inc 10,339
1,198 (a) Crinetics Pharmaceuticals, Inc 55,767
1,068 (a) CRISPR Therapeutics AG. 56,006
670 (a) CryoPort, Inc 6,432
427 (a) Cullinan Oncology, Inc 4,419
1,861 (a) Cytek Biosciences, Inc 9,398
1,742 (a) Cytokinetics, Inc 110,687
8,936 Danaher Corp 2,045,629
722 (a) Day One Biopharmaceuticals, Inc 6,729
1,799 (a) Denali Therapeutics, Inc 29,702
578 (a) Design Therapeutics, Inc 5,422
299 (a) Disc Medicine, Inc 23,744
1,903 (a) Dynavax Technologies Corp 29,268
1,256 (a) Dyne Therapeutics, Inc 24,567
1,121 (a) Edgewise Therapeutics, Inc 27,818
1,580 (a) Editas Medicine, Inc 3,239
7,744 (a) Elanco Animal Health, Inc 175,247
11,370 Eli Lilly & Co 12,219,112
301 (a) Enanta Pharmaceuticals, Inc 4,747
352 (a),(b) Enliven Therapeutics, Inc 5,421
380 (a) Entrada Therapeutics, Inc 3,906
1,213 (a) Erasca, Inc 4,512
3,326 (a) Esperion Thereapeutics, Inc 12,306
437 (a),(b) Eton Pharmaceuticals, Inc 7,390
533 (a) Evolus, Inc 3,544
2,598 (a) Exact Sciences Corp 263,853
3,387 (a) Exelixis, Inc 148,452
625 (a) EyePoint Pharmaceuticals, Inc 11,419
2,725 (a) Fate Therapeutics, Inc 2,678
410 (a) Foghorn Therapeutics, Inc 2,214

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,498 (a) Fortrea Holdings, Inc $ 25,841
800 (a) Fulcrum Therapeutics, Inc 9,048
7,738 (a) Geron Corp 10,214
17,593 Gilead Sciences, Inc 2,159,365
537 (a) Ginkgo Bioworks Holdings, Inc 4,462
472 (a) Gossamer Bio, Inc 1,463
440 (a) GRAIL, Inc 37,660
1,788 (a) Halozyme Therapeutics, Inc 120,332
405 (a) Harmony Biosciences Holdings, Inc 15,155
367 (a),(b) Harrow Health, Inc 17,983
268 (a),(b) Heron Therapeutics, Inc 348
1,440 (a) Humacyte, Inc 1,383
1,134 (a) Ideaya Biosciences, Inc 39,202
2,344 (a) Illumina, Inc 307,439
2,150 (a),(b) ImmunityBio, Inc 4,257
800 (a) Immunome, Inc 17,184
892 (a) Immunovant, Inc 22,675
2,172 (a) Incyte Corp 214,528
1,524 (a) Indivior plc 54,681
119 (a),(b) Inhibrx Biosciences, Inc 9,401
477 (a),(c) Inhibrx, Inc 309
1,186 (a) Innoviva, Inc 23,708
2,972 (a) Insmed, Inc 517,247
1,443 (a),(b) Intellia Therapeutics, Inc 12,973
2,335 (a) Ionis Pharmaceuticals, Inc 184,722
3,405 (a),(b) Iovance Biotherapeutics, Inc 9,296
2,429 (a) IQVIA Holdings, Inc 547,521
5 Jade Biosciences, Inc 77
435 (a) Janux Therapeutics, Inc 6,003
780 (a) Jazz Pharmaceuticals plc 132,600
34,058 Johnson & Johnson 7,048,303
390 (a),(b) KalVista Pharmaceuticals, Inc 6,299
281 (a) Keros Therapeutics, Inc 5,721
557 (a) Kodiak Sciences, Inc 15,574
380 (a) Krystal Biotech, Inc 93,685
1,038 (a) Kura Oncology, Inc 10,785
584 (a) Kymera Therapeutics, Inc 45,441
969 (a),(b) Larimar Therapeutics, Inc 3,692
164 (a),(b) LENZ Therapeutics, Inc 2,624
305 (a) Ligand Pharmaceuticals, Inc (Class B) 57,666
933 (a) Liquidia Corp 32,179
211 (a) Madrigal Pharmaceuticals, Inc 122,874
371 (a) Magenta Therapeutics, Inc 15,289
4,140 (a) MannKind Corp 23,474
1,760 (a) Maravai LifeSciences Holdings, Inc 5,720
1,600 (a) MaxCyte, Inc 2,480
303 (a) Maze Therapeutics, Inc 12,553
402 (a) MBX Biosciences, Inc 12,679
354 (a) Medpace Holdings, Inc 198,824
1,264 (a) MeiraGTx Holdings plc 10,049
35,943 Merck & Co, Inc 3,783,360
49 Mesa Laboratories, Inc 3,847
308 (a) Mettler-Toledo International, Inc 429,411
1,942 (a) MiMedx Group, Inc 13,147
948 (a) Mind Medicine MindMed, Inc 12,694
215 (a) Mineralys Therapeutics, Inc 7,802
461 (a) Mirum Pharmaceuticals, Inc 36,414
5,135 (a) Moderna, Inc 151,431
579 (a),(b) Monte Rosa Therapeutics, Inc 9,079
1,296 (a) Myriad Genetics, Inc 7,970
1,833 (a) Natera, Inc 419,922
1,406 (a) Neurocrine Biosciences, Inc 199,413

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,017 (a),(b) Nkarta, Inc $ 1,881
1,714 (a),(b) Novavax, Inc 11,518
774 (a) Nurix Therapeutics, Inc 14,683
489 (a) Nuvalent, Inc 49,189
4,693 (a) Nuvation Bio, Inc 42,049
2,421 (a) Ocular Therapeutix, Inc 29,391
486 (a),(b) Olema Pharmaceuticals, Inc 12,150
1,954 (a),(b) Omeros Corp 33,560
115 (a),(c) OmniAb Operations, Inc 1
115 (a),(c) OmniAb Operations, Inc 1
1,496 (a) OmniAb, Inc 2,768
1,082 (a) Organogenesis Holdings, Inc 5,605
2,757 Organon & Co 19,768
684 (a) ORIC Pharmaceuticals, Inc 5,595
535 (a),(b) Oruka Therapeutics, Inc 16,216
686 (a) Pacira BioSciences, Inc 17,754
100 (a) Palvella Therapeutics, Inc 10,467
1,832 PerkinElmer, Inc 177,246
1,306 Perrigo Co plc 18,180
81,119 Pfizer, Inc 2,019,863
326 (a),(b) Phathom Pharmaceuticals, Inc 5,408
293 Phibro Animal Health Corp 10,946
268 (a) Praxis Precision Medicines, Inc 78,990
4,045 (a),(b) Precigen, Inc 16,908
817 (a) Prestige Consumer Healthcare, Inc. 50,401
667 (a) Prime Medicine, Inc 2,314
892 (a) Protagonist Therapeutics, Inc 77,907
672 (a) Prothena Corp plc 6,418
1,091 (a) PTC Therapeutics, Inc 82,872
3,309 (b) QIAGEN NV 148,806
537 (a) Quanterix Corp 3,415
4,583 (a) Quantum-Si, Inc 5,041
394 (a) Rapport Therapeutics, Inc 11,954
4,449 (a),(b) Recursion Pharmaceuticals, Inc 18,196
1,440 Regeneron Pharmaceuticals, Inc 1,111,493
696 (a) REGENXBIO, Inc 10,022
1,583 (a) Relay Therapeutics, Inc 13,392
754 (a) Repligen Corp 123,550
2,331 (a) REVOLUTION Medicines, Inc 185,664
818 (a) Rhythm Pharmaceuticals, Inc 87,559
246 (a) Rigel Pharmaceuticals, Inc 10,536
870 (a) Rocket Pharmaceuticals, Inc 3,054
5,899 (a) Roivant Sciences Ltd 128,008
5,021 Royalty Pharma plc 194,011
2,069 (a) Sana Biotechnology, Inc 8,421
1,450 (a) Sarepta Therapeutics, Inc 31,204
1,798 (a) Savara, Inc 10,842
1,134 (a) Scholar Rock Holding Corp 49,953
842 SIGA Technologies, Inc 5,145
228 (a) Sionna Therapeutics, Inc 9,380
531 (a) Soleno Therapeutics, Inc 24,585
1,436 (a) Sotera Health Co 25,331
538 (a),(b) Spyre Therapeutics, Inc 17,625
622 (a) Stoke Therapeutics, Inc 19,742
1,658 (a),(b) Summit Therapeutics, Inc 28,998
725 (a) Supernus Pharmaceuticals, Inc 36,033
1,070 (a) Syndax Pharmaceuticals, Inc 22,481
905 (a),(b) Tango Therapeutics, Inc 8,018
501 (a) Tarsus Pharmaceuticals, Inc 41,022
4,750 (a) Taysha Gene Therapies, Inc 26,125
1,179 (a),(b) Tempus AI, Inc 69,620
693 (a) Terns Pharmaceuticals, Inc 27,997

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,027 (a) TG Therapeutics, Inc $ 60,425
1,031 (a) Theravance Biopharma, Inc 19,290
5,390 Thermo Fisher Scientific, Inc 3,123,236
1,139 (a),(c) Third Harmonic Bio, Inc 34
974 (a) Tonix Pharmaceuticals Holding Corp 15,214
940 (a) Travere Therapeutics, Inc 35,917
983 (a) Trevi Therapeutics, Inc 12,307
941 (a) Twist Bioscience Corp 29,849
356 (a),(b) Tyra Biosciences, Inc 9,359
1,344 (a) Ultragenyx Pharmaceutical, Inc 30,912
621 (a) United Therapeutics Corp 302,582
442 (a),(b) Upstream Bio, Inc 12,000
424 (a) UroGen Pharma Ltd 9,930
819 (a) Vanda Pharmaceuticals, Inc 7,224
1,691 (a) Vaxcyte, Inc 78,023
550 (a) Vera Therapeutics, Inc 27,852
1,155 (a) Veracyte, Inc 48,626
796 (a) Vericel Corp 28,664
3,679 (a) Vertex Pharmaceuticals, Inc 1,667,911
16,135 Viatris, Inc 200,881
1,580 (a),(b) Viking Therapeutics, Inc 55,584
1,193 (a) Vir Biotechnology, Inc 7,194
609 (a) Viridian Therapeutics, Inc 18,952
496 (a),(b) Voyager Therapeutics, Inc 1,949
891 (a) Waters Corp 338,429
909 (a) WaVe Life Sciences Ltd 15,453
1,076 West Pharmaceutical Services, Inc 296,051
962 (a) Xencor, Inc 14,728
712 (a) Xenon Pharmaceuticals, Inc 31,912
3,180 (a) Xeris Biopharma Holdings, Inc 24,963
597 (a),(b) Zevra Therapeutics, Inc 5,349
6,366 Zoetis, Inc 800,970
888 (a) Zymeworks, Inc 23,381
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 59,399,183
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,208 (a) Anywhere Real Estate, Inc 31,265
4,131 (a) CBRE Group, Inc 664,224
6,120 (a) Compass, Inc 64,688
6,012 (a) CoStar Group, Inc 404,247
3,367 (a) Cushman & Wakefield Ltd 54,512
1,235 (b) eXp World Holdings, Inc 11,177
240 (a) Forestar Group, Inc 5,911
204 (a) FRP Holdings, Inc 4,649
342 (a) Howard Hughes Holdings, Inc 27,281
680 (a) Jones Lang LaSalle, Inc 228,800
2,137 Kennedy-Wilson Holdings, Inc 20,665
406 Marcus & Millichap, Inc 11,080
252 (a) Maui Land & Pineapple Co, Inc 4,269
2,520 Newmark Group, Inc 43,697
349 (a) Re/Max Holdings, Inc 2,649
1,246 (a) Real Brokerage, Inc 4,548
497 RMR Group, Inc 7,405
38 (a),(b) Seaport Entertainment Group, Inc 751
747 St. Joe Co 44,349
152 (a),(b) Stratus Properties, Inc 3,675
268 (a) Tejon Ranch Co 4,226
181 (a) Transcontinental Realty Investors, Inc 10,610
567 (a) Zillow Group, Inc (Class A) 38,687
2,204 (a) Zillow Group, Inc (Class C) 150,357
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,843,722
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.5%
759 (a) ACM Research, Inc 29,943

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
22,856 (a) Advanced Micro Devices, Inc $ 4,894,841
407 (a) Aehr Test Systems 8,217
1,615 (a) Allegro MicroSystems, Inc 42,604
441 (a) Alpha & Omega Semiconductor Ltd 8,736
567 (a) Ambarella, Inc 40,166
1,705 Amkor Technology, Inc 67,313
7,010 Analog Devices, Inc 1,901,112
11,299 Applied Materials, Inc 2,903,730
1,809 (a) Astera Labs, Inc 300,945
510 (a) Axcelis Technologies, Inc 40,973
65,486 Broadcom, Inc 22,664,705
333 (a) Ceva, Inc 7,166
821 (a) Cirrus Logic, Inc 97,289
772 (a) Cohu, Inc 17,964
2,082 (a) Credo Technology Group Holding Ltd 299,579
836 (a) Diodes, Inc 41,248
1,966 (a) Enphase Energy, Inc 63,010
2,213 Entegris, Inc 186,445
1,375 (a) First Solar, Inc 359,191
1,150 (a) Formfactor, Inc 64,147
1,472 (a) GLOBALFOUNDRIES, Inc 51,402
434 (a) Ichor Holdings Ltd 7,999
346 (a) Impinj, Inc 60,207
2,044 (a),(b) indie Semiconductor, Inc 7,215
62,622 (a) Intel Corp 2,310,752
1,864 KLA Corp 2,264,909
970 Kulicke & Soffa Industries, Inc 44,193
17,814 Lam Research Corp 3,049,401
1,951 (a) Lattice Semiconductor Corp 143,555
799 (a) MACOM Technology Solutions Holdings, Inc 136,853
12,190 Marvell Technology, Inc 1,035,906
1,137 (a) MaxLinear, Inc 19,818
7,872 Microchip Technology, Inc 501,604
15,823 Micron Technology, Inc 4,516,042
1,013 MKS Instruments, Inc 161,877
652 Monolithic Power Systems, Inc 590,947
1,749 (a),(b) Navitas Semiconductor Corp 12,488
85 (b) NVE Corp 5,043
332,132 Nvidia Corp 61,942,618
6,217 (a) ON Semiconductor Corp 336,651
783 (a) Onto Innovation, Inc 123,604
409 (a) PDF Solutions, Inc 11,669
592 (a) Penguin Solutions, Inc 11,580
1,020 (a) Photronics, Inc 32,640
990 Power Integrations, Inc 35,185
2,919 Qnity Electronics, Inc 238,336
1,161 (a) Qorvo, Inc 98,116
15,201 QUALCOMM, Inc 2,600,131
1,355 (a) Rambus, Inc 124,511
4,628 (a),(b) Rigetti Computing, Inc 102,510
1,200 (a) Semtech Corp 88,428
517 (a) Silicon Laboratories, Inc 67,572
272 (a) SiTime Corp 96,068
106 (a) SkyWater Technology, Inc 1,925
1,989 Skyworks Solutions, Inc 126,123
653 (a) Synaptics, Inc 48,335
2,323 Teradyne, Inc 449,640
12,877 Texas Instruments, Inc 2,234,031
789 (a) Ultra Clean Holdings 19,985
681 Universal Display Corp 79,527

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
729 (a) Veeco Instruments, Inc $ 20,835
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 117,849,555
SOFTWARE & SERVICES - 10.9%
1,702 (a) 8x8, Inc 3,353
978 A10 Networks, Inc 17,301
8,915 Accenture plc 2,391,894
1,575 (a) ACI Worldwide, Inc 75,301
1,587 Adeia, Inc 27,376
5,931 (a) Adobe, Inc 2,075,791
400 (a) Agilysys, Inc 47,536
1,831 (a) Akamai Technologies, Inc 159,755
790 (a) Alarm.com Holdings, Inc 40,306
641 (a),(b) Alkami Technology, Inc 14,788
1,524 Amdocs Ltd 122,697
894 (a) Amplitude, Inc 10,353
306 (a) Appfolio, Inc 71,191
674 (a) Appian Corp 23,873
3,052 (a),(b) Applied Digital Corp 74,835
3,389 (a) AppLovin Corp 2,283,576
1,411 (a) Asana, Inc 19,345
777 (a) ASGN, Inc 37,428
2,345 (a) Atlassian Corp Ltd 380,218
13,223 (a),(b) Aurora Innovation, Inc 50,776
2,969 (a) Autodesk, Inc 878,854
2,036 (a) AvePoint, Inc 28,280
1,862 Bentley Systems, Inc 71,063
3,982 (a),(b) BigBear.ai Holdings, Inc 21,503
1,087 (a) BigCommerce Holdings, Inc 4,478
1,385 (a) BILL Holdings, Inc 75,538
4,938 (a),(b) Bit Digital, Inc 9,333
1,235 (a),(b) Bitdeer Technologies Group 13,844
538 (a) Blackbaud, Inc 34,066
875 (a) BlackLine, Inc 48,379
4,515 (a) Blend Labs, Inc 13,726
2,369 (a) Box, Inc 70,857
862 (a) Braze, Inc 29,558
1,519 (a),(b) C3.ai, Inc 20,476
3,880 (a) Cadence Design Systems, Inc 1,212,810
6,392 (a) CCC Intelligent Solutions Holdings, Inc 50,816
664 (a) Cerence, Inc 7,098
3,823 (a),(b) Cipher Mining, Inc 56,427
676 (a) Circle Internet Group, Inc 53,607
3,480 (a),(b) Cleanspark, Inc 35,218
1,277 Clear Secure, Inc 44,797
3,044 (a) Clearwater Analytics Holdings, Inc 73,421
4,404 (a) Cloudflare, Inc 868,249
6,993 Cognizant Technology Solutions Corp (Class A) 580,419
679 (a) Commvault Systems, Inc 85,119
3,788 (a) Confluent, Inc 114,549
265 (a) Consensus Cloud Solutions, Inc 5,782
3,902 (a) Core Scientific, Inc 56,813
3,508 (a) Crowdstrike Holdings, Inc 1,644,410
430 (a) CS Disco, Inc 3,337
4,416 (a) Datadog, Inc 600,532
348 (a),(b) Digimarc Corp 2,283
1,549 (a) Digital Turbine, Inc 7,745
1,139 (a) DigitalOcean Holdings, Inc 54,809
2,984 (a) DocuSign, Inc 204,106
895 Dolby Laboratories, Inc (Class A) 57,477
549 (a),(b) Domo, Inc 4,628
2,620 (a) Dropbox, Inc 72,836
4,081 (a),(b) D-Wave Quantum, Inc 106,718

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
2,153 (a) DXC Technology Co $ 31,541
4,449 (a) Dynatrace, Inc 192,820
543 (a) eGain Corp 5,587
1,268 (a) Elastic NV 95,658
718 (a) EPAM Systems, Inc 147,104
472 (a),(b) EverCommerce, Inc 5,716
332 (a) Fair Isaac Corp 561,286
1,817 (a) Fastly, Inc 18,497
1,139 (a) Five9, Inc 22,837
8,933 (a) Fortinet, Inc 709,370
3,124 (a) Freshworks, Inc 38,269
1,070 (a) Gartner, Inc 269,940
7,650 Gen Digital, Inc 208,004
1,859 (a) Gitlab, Inc 69,768
671 (a) Globant S.A. 43,863
1,888 (a) GoDaddy, Inc 234,263
699 (a) Grid Dynamics Holdings, Inc 6,312
1,136 (a) Guidewire Software, Inc 228,347
450 Hackett Group, Inc 8,834
734 (a) HubSpot, Inc 294,554
1,256 (a),(b) Hut 8 Corp 57,701
280 (a),(b) I3 Verticals, Inc 7,053
112 (a) IBEX Holdings Ltd 4,276
412 Information Services Group, Inc 2,381
596 (a) Intapp, Inc 27,309
322 (b) InterDigital, Inc 102,518
13,195 International Business Machines Corp 3,908,491
3,837 Intuit, Inc 2,541,706
1,086 (a) Jamf Holding Corp 14,129
1,692 (a) Kaltura, Inc 2,775
3,355 (a) Kyndryl Holdings, Inc 89,109
197 (a),(b) Life360, Inc 12,636
1,208 (a) LiveRamp Holdings, Inc 35,479
782 (a) Manhattan Associates, Inc 135,528
4,895 (a),(b) Marathon Digital Holdings, Inc 43,957
105,247 Microsoft Corp 50,899,554
3,638 (a) MicroStrategy, Inc (Class A) 552,794
781 (a) Mitek Systems, Inc 8,240
1,102 (a) MongoDB, Inc 462,498
1,055 (a) N-able, Inc 7,891
1,156 (a) nCino OpCo, Inc 29,640
2,313 (a) NCR Corp 23,593
1,555 (a),(b) NextNav, Inc 25,875
3,653 (a) Nutanix, Inc 188,824
2,287 (a) Okta, Inc 197,757
710 (a) ON24, Inc 5,652
634 OneSpan, Inc 8,141
365 (a) Ooma, Inc 4,281
23,889 Oracle Corp 4,656,205
571 (a) Pagaya Technologies Ltd 11,934
1,327 (a) PagerDuty, Inc 17,397
31,003 (a) Palantir Technologies, Inc 5,510,783
9,527 (a) Palo Alto Networks, Inc 1,754,873
404 (a),(b) PAR Technology Corp 14,657
1,496 Pegasystems, Inc 89,341
407 (a) Porch Group, Inc 3,716
1,625 (a) Procore Technologies, Inc 118,203
766 (a) Progress Software Corp 32,907
1,723 (a) PTC, Inc 300,164
877 (a) Q2 Holdings, Inc 63,284
667 (a) Qualys, Inc 88,644
930 (a) Rapid7, Inc 14,136

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
175 Red Violet, Inc $ 9,966
2,110 (a),(b) Rezolve AI plc 5,423
1,545 (a) Rimini Street, Inc 5,995
1,417 (a) RingCentral, Inc 40,923
4,615 (a) Riot Platforms, Inc 58,472
1,506 Roper Industries, Inc 670,366
1,897 (a) Rubrik, Inc 145,083
536 (a),(b) SailPoint, Inc 10,843
13,257 Salesforce, Inc 3,511,912
3,766 (a) Samsara, Inc 133,505
348 (a) SEMrush Holdings, Inc 4,138
3,816 (a) SentinelOne, Inc 57,240
14,600 (a) ServiceNow, Inc 2,236,574
4,659 (a) Snowflake, Inc 1,021,998
5,166 (a),(b) SoundHound AI, Inc 51,505
307 (a) SoundThinking, Inc 2,465
1,168 (a) Sprinklr, Inc 9,087
904 (a) Sprout Social, Inc 10,188
599 (a) SPS Commerce, Inc 53,389
2,654 (a) Synopsys, Inc 1,246,637
1,778 (a) Tenable Holdings, Inc 41,836
1,844 (a) Teradata Corp 56,131
3,595 (a),(b) Terawulf, Inc 41,307
6,568 (a) Trade Desk, Inc 249,321
256 (a),(b) TSS, Inc 1,810
143 (a) Tucows, Inc 3,206
1,932 (a) Twilio, Inc 274,808
620 (a) Tyler Technologies, Inc 281,449
6,303 (a) UiPath, Inc 103,306
1,098 (a) Unisys Corp 3,030
4,707 (a) Unity Software, Inc 207,908
1,710 (a) Varonis Systems, Inc 56,088
1,236 VeriSign, Inc 300,286
823 (a) Vertex, Inc 16,435
945 (a) Viant Technology, Inc 11,378
514 (a) Weave Communications, Inc 3,901
3,039 (a) Workday, Inc 652,716
767 (a) Workiva, Inc 66,154
634 (a),(b) Xperi, Inc 3,715
1,753 (a) Yext, Inc 14,129
2,537 (a) Zeta Global Holdings Corp 51,628
3,559 (a) Zoom Video Communications, Inc 307,106
1,377 (a) Zscaler, Inc 309,715
TOTAL SOFTWARE & SERVICES 102,863,328
TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
380 (a),(b) 908 Devices, Inc 1,995
806 (a) ADTRAN Holdings, Inc 7,004
617 Advanced Energy Industries, Inc 129,181
391 (a),(b) Aeva Technologies, Inc 5,192
17,125 Amphenol Corp (Class A) 2,314,273
206,892 Apple, Inc 56,245,659
623 (a),(b) Applied Optoelectronics, Inc 21,718
14,757 (a) Arista Networks, Inc 1,933,610
1,538 (a) Arlo Technologies, Inc 21,517
599 (a) Arrow Electronics, Inc 65,998
170 (a) Aviat Networks, Inc 3,635
1,087 Avnet, Inc 52,263
438 Badger Meter, Inc 76,392
126 (a) Bel Fuse, Inc (Class B) 21,373
636 Belden CDT, Inc 74,126
773 Benchmark Electronics, Inc 33,053
909 (a) Calix, Inc 48,113

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,922 CDW Corp $ 261,776
1,944 (a) Ciena Corp 454,643
56,307 Cisco Systems, Inc 4,337,328
153 (a) Clearfield, Inc 4,460
2,269 Cognex Corp 81,639
2,137 (a) Coherent Corp 394,426
1,818 (a) CommScope Holding Co, Inc 32,960
641 (a) CompoSecure, Inc 12,358
10,920 Corning, Inc 956,155
426 (a) Corsair Gaming, Inc 2,530
775 Crane NXT Co 36,479
485 CTS Corp 20,792
610 (a) Daktronics, Inc 12,060
4,338 Dell Technologies, Inc 546,067
361 (a) Diebold Nixdorf, Inc 24,508
400 (a) Digi International, Inc 17,316
830 (a) Eastman Kodak Co 7,022
404 ePlus, Inc 35,431
1,500 (a) Evolv Technologies Holdings, Inc 10,740
1,698 (a) Extreme Networks, Inc 28,272
822 (a) F5 Networks, Inc 209,824
545 (a) Fabrinet 248,128
4,974 (a) Flextronics International Ltd 300,529
1,454 (a) Harmonic, Inc 14,380
18,398 Hewlett Packard Enterprise Co 441,920
13,386 HP, Inc 298,240
463 (a) Insight Enterprises, Inc 37,721
4,754 (a),(b) IonQ, Inc 213,312
549 (a) IPG Photonics Corp 39,308
678 (a) Itron, Inc 62,959
1,500 Jabil Inc 342,030
2,444 (a) Keysight Technologies, Inc 496,596
548 (a) Kimball Electronics, Inc 15,245
1,352 (a) Knowles Corp 28,973
375 Littelfuse, Inc 94,845
948 (a),(b) Lumentum Holdings, Inc 349,423
569 (a) Methode Electronics, Inc 3,778
2,725 (a),(b) MicroVision, Inc 2,257
2,874 (a),(b) Mirion Technologies, Inc 67,309
2,394 Motorola Solutions, Inc 917,668
533 Napco Security Technologies, Inc 22,226
2,753 NetApp, Inc 294,819
505 (a) Netgear, Inc 12,388
1,389 (a) Netscout Systems, Inc 37,586
829 (a) nLight, Inc 31,096
592 (a) Novanta, Inc 70,442
280 (a) OSI Systems, Inc 71,417
679 (a) Ouster, Inc 14,694
196 PC Connection, Inc 11,321
521 (a) Plexus Corp 76,587
1,393 (a) Powerfleet, Inc 7,411
4,619 (a) Pure Storage, Inc 309,519
4,289 (a) Quantum Computing, Inc 44,005
1,657 Ralliant Corp 84,358
996 (a),(b) Red Cat Holdings, Inc 7,898
1,053 (a) Ribbon Communications, Inc 3,033
262 (a) Rogers Corp 23,991
1,816 (a) SanDisk Corp 431,082
822 (a) Sanmina Corp 123,358
463 (a) Scansource, Inc 18,085
7,411 (a) Super Micro Computer, Inc 216,920
1,107 TD SYNNEX Corp 166,305

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
646 (a) Teledyne Technologies, Inc $ 329,932
3,286 (a) Trimble Inc 257,458
1,439 (a) TTM Technologies, Inc 99,291
301 (a) Turtle Beach Corp 4,223
52 Ubiquiti, Inc 28,774
1,868 (a) Viasat, Inc 64,371
2,645 (a) Viavi Solutions, Inc 47,134
2,099 Vishay Intertechnology, Inc 30,415
301 (a) Vishay Precision Group, Inc 11,589
2,108 Vontier Corp 78,375
4,924 Western Digital Corp 848,257
2,215 (b) Xerox Holdings Corp 5,250
725 (a) Zebra Technologies Corp (Class A) 176,045
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 76,576,164
TELECOMMUNICATION SERVICES - 0.8%
422 (a) Anterix, Inc 9,212
3,124 (a),(b) AST SpaceMobile, Inc 226,896
98,081 AT&T, Inc 2,436,332
251 ATN International, Inc 5,723
378 (a) Bandwidth, Inc 5,840
772 Cogent Communications Group, Inc 16,644
3,199 (a) Frontier Communications Parent, Inc 121,786
1,815 (a),(c) GCI Liberty, Inc 18
297 (a) GCI Liberty, Inc 11,051
20 (a) GCI Liberty, Inc 737
701 (a) Globalstar, Inc 42,789
987 (a) Gogo, Inc 4,599
350 IDT Corp 17,924
1,551 Iridium Communications, Inc 26,956
2,326 (a) Liberty Global Ltd 25,912
2,448 (a) Liberty Global Ltd 27,026
681 (a) Liberty Latin America Ltd (Class A) 5,033
2,483 (a) Liberty Latin America Ltd (Class C) 18,523
14,080 (a) Lumen Technologies, Inc 109,402
1,285 (a) Millicom International Cellular S.A. 71,240
869 Shenandoah Telecom Co 10,046
319 Spok Holdings, Inc 4,208
1,219 Telephone and Data Systems, Inc 49,979
6,842 T-Mobile US, Inc 1,389,200
2,207 (a) Uniti Group, Inc 15,471
59,777 Verizon Communications, Inc 2,434,717
TOTAL TELECOMMUNICATION SERVICES 7,087,264
TRANSPORTATION - 1.3%
1,857 (a) Alaska Air Group, Inc 93,407
268 (a) Allegiant Travel Co 22,852
141 (a) Amerco, Inc 7,108
9,378 (a) American Airlines Group, Inc 143,765
424 ArcBest Corp 31,457
258 (a),(b) Avis Budget Group, Inc 33,107
1,731 CH Robinson Worldwide, Inc 278,276
153 (a) Costamare Bulkers Holdings Ltd 2,358
767 Costamare, Inc 12,111
370 Covenant Logistics Group, Inc 8,155
26,443 CSX Corp 958,559
9,118 Delta Air Lines, Inc 632,789
1,952 Expeditors International Washington, Inc 290,868
3,034 FedEx Corp 876,401
241 (a) Forward Air Corp 6,025
438 (a),(b) Frontier Group Holdings, Inc 2,063
2,042 (b) FTAI Infrastructure, Inc 9,414
497 Genco Shipping & Trading Ltd 9,160
1,764 (a) GXO Logistics, Inc 92,857

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
728 Heartland Express, Inc $ 6,574
2,161 (a),(b) Hertz Global Holdings, Inc 11,108
1,010 Hub Group, Inc (Class A) 43,036
1,145 JB Hunt Transport Services, Inc 222,519
5,315 (a) JetBlue Airways Corp 24,183
6,206 (a),(b) Joby Aviation, Inc 81,919
877 (a) Kirby Corp 96,628
2,433 Knight-Swift Transportation Holdings, Inc 127,197
505 (a) Landstar System, Inc 72,569
5,632 (a) Lyft, Inc (Class A) 109,092
796 Marten Transport Ltd 9,058
320 Matson, Inc 39,536
3,144 Norfolk Southern Corp 907,736
2,766 Old Dominion Freight Line 433,709
136 (a) PAM Transportation Services, Inc 1,643
580 (a) Radiant Logistics, Inc 3,671
1,622 (a) RXO, Inc 20,502
582 Ryder System, Inc 111,389
1,291 Safe Bulkers, Inc 6,223
425 (a) Saia, Inc 138,771
932 Schneider National, Inc 24,726
547 (a) Skywest, Inc 54,924
6,759 Southwest Airlines Co 279,349
383 (a) Sun Country Airlines Holdings, Inc 5,511
28,357 (a) Uber Technologies, Inc 2,317,050
1,022 U-Haul Holding Co 47,768
8,374 Union Pacific Corp 1,937,074
4,515 (a) United Airlines Holdings, Inc 504,867
10,339 United Parcel Service, Inc (Class B) 1,025,525
122 (b) Universal Truckload Services, Inc 1,853
1,147 (a) Werner Enterprises, Inc 34,421
1,710 (a) XPO, Inc 232,406
TOTAL TRANSPORTATION 12,443,269
UTILITIES - 2.2%
9,453 AES Corp 135,556
3,722 Alliant Energy Corp 241,967
3,655 Ameren Corp 364,988
7,770 American Electric Power Co, Inc 895,959
420 American States Water Co 30,442
2,804 American Water Works Co, Inc 365,922
2,236 Atmos Energy Corp 374,821
580 Avista Corp 22,353
1,043 Black Hills Corp 72,405
1,571 Brookfield Infrastructure Corp 71,323
2,251 (b) Brookfield Renewable Corp 86,303
829 (a) Cadiz, Inc 4,651
934 California Water Service Group 40,470
8,763 Centerpoint Energy, Inc 335,973
358 Chesapeake Utilities Corp 44,664
545 Clearway Energy, Inc (Class A) 17,124
1,281 Clearway Energy, Inc (Class C) 42,606
4,154 CMS Energy Corp 290,489
5,088 Consolidated Edison, Inc 505,340
268 (a) Consolidated Water Co, Inc 9,458
4,425 Constellation Energy Corp 1,563,220
12,323 Dominion Energy, Inc 722,005
2,956 DTE Energy Co 381,265
11,040 Duke Energy Corp 1,293,998
5,289 (a) Edison International 317,446
6,384 Entergy Corp 590,073
3,407 Essential Utilities, Inc 130,693
3,168 Evergy, Inc 229,648

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
5,408 Eversource Energy $ 364,121
14,248 Exelon Corp 621,070
7,852 FirstEnergy Corp 351,534
572 Genie Energy Ltd 7,882
765 (a) Global Water Resources, Inc 6,464
345 (a) Hallador Energy Co 6,569
2,154 (a) Hawaiian Electric Industries, Inc 26,494
772 Idacorp, Inc 97,704
2,999 MDU Resources Group, Inc 58,540
685 MGE Energy, Inc 53,718
240 Middlesex Water Co 12,101
1,443 (a),(b) Montauk Renewables, Inc 2,410
933 New Jersey Resources Corp 43,030
29,384 NextEra Energy, Inc 2,358,948
6,256 NiSource, Inc 261,251
666 Northwest Natural Holding Co 31,129
812 NorthWestern Corp 52,406
2,785 NRG Energy, Inc 443,483
2,668 OGE Energy Corp 113,924
1,461 (a) Oklo, Inc 104,841
919 ONE Gas, Inc 70,993
846 Ormat Technologies, Inc 93,458
743 Otter Tail Corp 60,042
31,893 PG&E Corp 512,520
1,604 Pinnacle West Capital Corp 142,275
1,358 PNM Resources, Inc 79,959
1,106 Portland General Electric Co 53,077
10,591 PPL Corp 370,897
7,169 Public Service Enterprise Group, Inc 575,671
250 (a) Pure Cycle Corp 2,747
191 (a) RGC Resources, Inc 4,068
9,323 Sempra Energy 823,128
216 SJW Corp 10,582
15,467 Southern Co 1,348,722
728 Southwest Gas Holdings Inc 58,255
880 Spire, Inc 72,776
654 (a) Talen Energy Corp 245,145
3,105 UGI Corp 116,220
537 Unitil Corp 26,012
4,811 Vistra Corp 776,159
4,628 WEC Energy Group, Inc 488,069
8,497 Xcel Energy, Inc 627,588
203 York Water Co 6,464
TOTAL UTILITIES 20,763,608
TOTAL COMMON STOCKS
(Cost $192,123,365) 930,513,762
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
735 (c) AstraZeneca plc 02/20/29 228
854 (c) Chinook Therapeutics, Inc 01/02/30 8
1,048 (c) Novo Nordisk A.S. 02/25/26 681
145 (c) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 926
TOTAL RIGHTS/WARRANTS
(Cost $918) 926
TOTAL LONG-TERM INVESTMENTS
(Cost $192,124,283) 930,514,688

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
3,044,329 (f) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(g) $ 3,044,329
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,044,329) 3,044,329
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 1.0%
$ 9,540,000 (h) Fixed Income Clearing Corporation 3 .810 01/02/26 9,540,000
TOTAL REPURCHASE AGREEMENT 9,540,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,540,000) 9,540,000
TOTAL INVESTMENTS - 100.4%
(Cost $204,708,612) 943,099,017
OTHER ASSETS & LIABILITIES, NET - (0.4)% (3,346,252)
NET ASSETS - 100.0% $ 939,752,765
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,027,977.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) When-issued or delayed delivery security.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $9,542,019 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $9,730,834.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 27 03/20/26  $ 9,299,994 $ 9,304,875 $ 4,881

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2025
22.1
Balanced
22.2
Core Bond
22.3
Core Equity
22.4
Growth Equity
ASSETS
Affiliated investments, at value
‡
$ 70,060,633 $ – $ – $ –
Long-term investments, at value
*†
– 210,081,017 221,363,756 200,083,632
Short-term investments, at value
#
71,000 2,303,000 634,000 283,000
Investments purchased with collateral from securities lending, at value (cost approximates value) – 529,399 – 362,306
Cash 295 158,512 329 224
Cash denominated in foreign currencies
^
– – – –
Cash collateral at brokers for investments in mortgage dollar rolls – 1,960,000 – –
Receivables:
Dividends – 1,056 68,758 27,582
Interest 8 1,754,616 67 30
Investments sold 127,041 34,898 – 1,562,595
Reclaims – 1,723 2,257 10,774
Reimbursement from Adviser 5,795 16,520 10,929 6,124
Shares sold – 121,284 10,754 353
Variation margin on centrally cleared swap contracts – 465 – –
Other 5,710 80,586 54,584 38,173
Total assets 70,270,482 217,043,076 222,145,434 202,374,793
LIABILITIES
Due to affiliates 1,570 1,677 1,682 1,669
Cash collateral due to broker – 398 – –
Cash overdraft – – – –
Borrowings – – – –
Unrealized depreciation on forward foreign currency contracts – 8 – –
Payables:
Management fees 5,947 54,656 84,947 77,087
Collateral from securities lending – 529,399 – 362,306
Interest – – – –
Investments purchased - regular settlement 127,611 – – 594,533
Investments purchased - when-issued/delayed-delivery
settlement – – – –
Shares redeemed 1,418 250,780 482,697 179,392
Variation margin on futures contracts – – – –
Accrued expenses:
Custodian fees 7,761 112,970 17,297 22,603
Professional fees 37 110 105 89
Shareholder reporting expenses 7,417 16,343 16,018 10,694
Shareholder servicing agent fees 309 325 409 358
Trustees fees 5,843 80,000 55,003 31,967
Other 6,569 15,859 11,592 10,431
Total liabilities 164,482 1,062,525 669,750 1,291,129
Net assets $ 70,106,000 $ 215,980,551 $ 221,475,684 $ 201,083,664
NET ASSETS CONSIST OF:
Paid-in capital $ 54,227,638 $ 233,259,221 $ 110,104,477 $ 67,407,719
Total distributable earnings (loss) 15,878,362 (17,278,670) 111,371,207 133,675,945
Net assets $ 70,106,000 $ 215,980,551 $ 221,475,684 $ 201,083,664
Shares outstanding 5,232,023 23,238,995 9,982,294 7,805,633
Net asset value per share $13.40 $9.29 $22.19 $25.76
*
Includes securities loaned of $ – $ 560,582 $ – $ 343,301
‡
Affiliated investments, cost $ 55,302,367 $ – $ – $ –
†
Long-term investments, cost $ – $ 215,455,768 $ 133,248,624 $ 85,798,641
#
Short-term investments, cost $ 71,000 $ 2,303,000 $ 634,000 $ 283,000
^
Cash denominated in foreign currencies, cost $ – $ – $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

22.5
International Equity
22.6
Large Cap
Responsible Equity
22.7
Large Cap Value
22.8
Money Market
22.9
Real Estate
Securities Select
23.01
Small Cap Equity
23.01
Stock Index
$ – $ – $ – $ – $ – $ – $ –
186,797,696 103,019,040 91,253,235 – 59,542,950 72,607,536 930,514,688
– 324,000 284,000 148,287,207 665,000 1,987,000 9,540,000
165,379 – – – – 947,513 3,044,329
– 148,993 288 541 179 400 –
34 – – – – – –
– – – – – – –
98,288 49,942 51,270 – 207,937 48,802 514,107
– 34 30 246,275 70 210 1,010
596,125 – 334,769 – – – 22,663
431,700 – 213 – – – –
1,322 2,393 4,964 3,906 4,268 4,828 –
2,113 – – – 8 3,433 6,012
– – – – – – –
63,474 28,807 43,449 – 56,231 37,054 325,990
188,156,131 103,573,209 91,972,218 148,537,929 60,476,643 75,636,776 943,968,799
4,992 1,614 1,604 1,643 1,590 1,590 2,094
– 136 – – – 514 132
– – – – – – 6,992
69,835 – – – – – –
– – – – – – –
79,234 13,248 35,048 12,053 25,726 29,533 48,125
165,379 – – – – 947,513 3,044,329
9 – – – – – –
– – – 4,000,000 – – –
– – – – – – 7,484
181,038 101,812 205,911 3,118,752 70,659 66,178 660,026
– – – – – 14,775 69,863
30,679 20,203 18,542 51,089 15,430 35,804 29,296
88 49 42 84 37 34 433
15,073 11,174 13,682 17,330 11,377 11,521 18,107
342 367 319 264 310 268 635
63,758 29,001 43,615 296 56,370 36,341 324,782
12,936 157,793 6,612 4,447 7,918 7,714 3,736
623,363 335,397 325,375 7,205,958 189,417 1,151,785 4,216,034
$ 187,532,768 $ 103,237,812 $ 91,646,843 $ 141,331,971 $ 60,287,226 $ 74,484,991 $ 939,752,765
$ 123,670,986 $ 49,735,711 $ 46,583,154 $ 141,315,379 $ 35,816,989 $ 50,644,233 $ 150,299,421
63,861,782 53,502,101 45,063,689 16,592 24,470,237 23,840,758 789,453,344
$ 187,532,768 $ 103,237,812 $ 91,646,843 $ 141,331,971 $ 60,287,226 $ 74,484,991 $ 939,752,765
15,388,211 4,852,434 4,370,396 141,299,323 4,489,092 4,714,170 18,007,711
$12.19 $21.28 $20.97 $1.00 $13.43 $15.80 $52.19
$ 157,691 $ – $ – $ – $ – $ 1,077,548 $ 5,027,977
$ – $ – $ – $ – $ – $ – $ –
$ 115,871,718 $ 51,705,169 $ 52,523,356 $ – $ 38,160,479 $ 55,221,010 $ 192,124,283
$ – $ 324,000 $ 284,000 $ 148,287,207 $ 665,000 $ 1,987,000 $ 9,540,000
$ 34 $ – $ – $ – $ – $ – $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Year Ended December 31, 2025 22.1 Balanced 22.2 Core Bond 22.3 Core Equity 22.4 Growth Equity
22.5 International
Equity
INVESTMENT INCOME
Affiliated income $ – $ – $ 58,661 $ 21,830 $ 11,776
Dividends from unaffiliated investments – 4,225 2,143,774 935,719 4,800,243
Dividends from affiliated investments 1,800,315 – – – –
Interest 2,494 9,922,434 30,191 47,302 140,613
Securities lending income, net – 6,877 – 42,337 5,482
Tax withheld – – – (15,938) (474,939)
Total investment income 1,802,809 9,933,536 2,232,626 1,031,250 4,483,175
EXPENSES
Management fees 66,705 619,775 951,973 850,344 835,587
Shareholder servicing agent fees 1,757 2,365 2,802 2,473 2,316
Administrative service fees 9,665 10,623 10,656 10,566 10,457
Trustees fees 603 1,926 1,991 1,768 1,527
Custodian expenses 7,868 112,313 18,022 23,132 48,475
Overdraft expense 1,005 – – 1,932 9
Professional fees 14,801 41,409 26,173 25,596 34,838
Shareholder reporting expenses 27,787 31,830 30,623 31,385 31,908
Other 22,886 36,074 35,230 33,181 47,889
Total expenses 153,077 856,315 1,077,470 980,377 1,013,006
Expenses reimbursed by the investment adviser (85,308) (131,923) – – (10,062)
Net expenses 67,769 724,392 1,077,470 980,377 1,002,944
Net investment income (loss) 1,735,040 9,209,144 1,155,156 50,873 3,480,231
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments – (2,019,873) 22,726,444 20,242,393 2,988,659
Affiliated investments 687,207 – – – –
Futures contracts – – – – –
Forward foreign currency contracts – 22 – – –
Swap contracts – (318,021) – – –
Foreign currency transactions – (2,522) 620 (2,477) (26,756)
Distributions from affiliated investments 1,821,441 – – – –
Net realized gain (loss) 2,508,648 (2,340,394) 22,727,064 20,239,916 2,961,903
Change in unrealized appreciation (depreciation)
on:
Investments – 7,432,841 3,509,519 7,029,037 40,120,970
Affiliated investments 3,759,991 – – – –
Futures contracts – – – – –
Forward foreign currency contracts – (5,204) – – –
Swap contracts – 32,894 – – –
Foreign currency translations – 229 164 1,080 47,736
Net change in unrealized appreciation
(depreciation) 3,759,991 7,460,760 3,509,683 7,030,117 40,168,706
Net realized and unrealized gain (loss) 6,268,639 5,120,366 26,236,747 27,270,033 43,130,609
Net increase (decrease) in net assets from
operations $ 8,003,679 $ 14,329,510 $ 27,391,903 $ 27,320,906 $ 46,610,840

See Notes to Financial Statements

22.6 Large Cap
Responsible Equity
22.7 Large Cap
Value 22.8 Money Market
22.9 Real Estate
Securities Select
23.01 Small Cap
Equity 23.01 Stock Index
$ – $ 6,572 $ – $ 2,865 $ – $ –
1,232,385 1,596,268 – 1,927,197 742,120 10,878,895
– – – – – –
40,118 22,445 6,168,984 25,136 40,476 250,504
– 788 – – 21,034 34,769
(2,330) (6,230) – – (3,712) (4,282)
1,270,173 1,619,843 6,168,984 1,955,198 799,918 11,159,886
149,132 383,529 144,279 312,963 312,784 529,054
2,157 1,871 1,825 1,743 1,576 6,457
10,223 10,151 10,407 10,076 10,089 13,290
931 782 1,406 617 644 8,245
20,885 34,812 50,473 15,620 38,628 29,492
583 167 – – 633 –
19,991 25,331 20,916 26,145 23,425 41,391
41,846 29,652 31,656 29,590 31,513 32,543
37,622 23,795 15,557 28,679 29,749 32,332
283,370 510,090 276,519 425,433 449,041 692,804
(64,001) (66,609) (58,202) (68,555) (87,916) –
219,369 443,481 218,317 356,878 361,125 692,804
1,050,804 1,176,362 5,950,667 1,598,320 438,793 10,467,082
2,130,172 6,115,761 6,740 1,888,410 6,791,332 47,703,615
– – – – – –
64,563 – – – 91,710 547,777
– – – – – –
– – – – – –
69 33 10 28 67 269
– – – – – –
2,194,804 6,115,794 6,750 1,888,438 6,883,109 48,251,661
12,154,421 6,388,830 – (2,306,247) 3,270,874 81,376,026
– – – – – –
2,535 – – – (33,567) 80,791
– – – – – –
– – – – – –
– 25 – – – –
12,156,956 6,388,855 – (2,306,247) 3,237,307 81,456,817
14,351,760 12,504,649 6,750 (417,809) 10,120,416 129,708,478
$ 15,402,564 $ 13,681,011 $ 5,957,417 $ 1,180,511 $ 10,559,209 $ 140,175,560

Statement of Changes in Net Assets
See Notes to Financial Statements

22.1
Balanced
22.2
Core Bond
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
OPERATIONS
Net investment income (loss) $ 1,735,040 $ 1,648,436 $ 9,209,144 $ 8,821,753
Net realized gain (loss) 2,508,648 2,471,858 (2,340,394) (2,934,408)
Net change in unrealized appreciation
(depreciation) 3,759,991 2,623,634 7,460,760 (637,689)
Net increase (decrease) in net assets from
operations 8,003,679 6,743,928 14,329,510 5,249,656
Distributions to shareholders (4,455,481) (3,150,395) (8,718,397) (7,706,663)
Total distributions (4,455,481) (3,150,395) (8,718,397) (7,706,663)
FUND SHARE TRANSACTIONS
Subscriptions 1,220,036 1,744,222 18,689,174 17,182,088
Reinvestments of distributions 4,454,579 3,149,775 8,718,150 7,706,438
Redemptions (3,467,979) (12,017,358) (18,282,674) (22,081,178)
Net increase (decrease) from Fund share
transactions 2,206,636 (7,123,361) 9,124,650 2,807,348
Net increase (decrease) in net assets 5,754,834 (3,529,828) 14,735,763 350,341
Net assets at the beginning of period 64,351,166 67,880,994 201,244,788 200,894,447
Net assets at the end of period $ 70,106,000 $ 64,351,166 $ 215,980,551 $ 201,244,788

See Notes to Financial Statements

22.3
Core Equity
22.4
Growth Equity
22.5
International Equity
22.6
Large Cap Responsible Equity
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
$ 1,155,156 $ 1,820,259 $ 50,873 $ 122,458 $ 3,480,231 $ 2,935,484 $ 1,050,804 $ 1,094,263
22,727,064 26,757,676 20,239,916 8,531,169 2,961,903 4,256 2,194,804 11,196,315
3,509,683 22,727,138 7,030,117 34,768,755 40,168,706 1,944,525 12,156,956 3,181,668
27,391,903 51,305,073 27,320,906 43,422,382 46,610,840 4,884,265 15,402,564 15,472,246
(28,434,924) (8,702,763) (4,824,083) (440,583) (3,127,125) (3,279,596) (12,519,318) (6,107,652)
(28,434,924) (8,702,763) (4,824,083) (440,583) (3,127,125) (3,279,596) (12,519,318) (6,107,652)
6,697,936 14,935,449 15,331,220 19,308,576 16,274,462 15,446,204 2,816,960 8,110,708
28,432,925 8,702,193 4,824,082 440,583 3,127,125 3,279,596 12,517,552 6,106,805
(29,241,656) (33,328,383) (29,897,332) (31,871,078) (20,674,172) (14,671,914) (12,127,177) (15,403,343)
5,889,205 (9,690,741) (9,742,030) (12,121,919) (1,272,585) 4,053,886 3,207,335 (1,185,830)
4,846,184 32,911,569 12,754,793 30,859,880 42,211,130 5,658,555 6,090,581 8,178,764
216,629,500 183,717,931 188,328,871 157,468,991 145,321,638 139,663,083 97,147,231 88,968,467
$ 221,475,684 $ 216,629,50 0 $ 201,083,664 $ 188,328,871 $ 187,532,768 $ 145,321,638 $ 103,237,812 $ 97,147,231

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
22.7
Large Cap Value
22.8
Money Market
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
OPERATIONS
Net investment income (loss) $ 1,176,362 $ 1,219,700 $ 5,950,667 $ 6,735,393
Net realized gain (loss) 6,115,794 5,965,650 6,750 7,747
Net change in unrealized appreciation
(depreciation) 6,388,855 4,395,833 – –
Net increase (decrease) in net assets from
operations 13,681,011 11,581,183 5,957,417 6,743,140
Distributions to shareholders (7,205,778) (6,685,760) (5,950,678) (6,735,853)
Total distributions (7,205,778) (6,685,760) (5,950,678) (6,735,853)
FUND SHARE TRANSACTIONS
Subscriptions 7,212,222 7,352,430 98,037,131 106,680,927
Reinvestments of distributions 7,204,672 6,684,727 5,950,654 6,736,745
Redemptions (10,553,741) (18,029,490) (95,264,048) (112,732,239)
Net increase (decrease) from Fund share
transactions 3,863,153 (3,992,333) 8,723,737 685,433
Net increase (decrease) in net assets 10,338,386 903,090 8,730,476 692,720
Net assets at the beginning of period 81,308,457 80,405,367 132,601,495 131,908,775
Net assets at the end of period $ 91,646,843 $ 81,308,457 $ 141,331,971 $ 132,601,495

See Notes to Financial Statements

22.9
Real Estate Securities Select
23.01
Small Cap Equity
23.01
Stock Index
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
$ 1,598,320 $ 1,708,624 $ 438,793 $ 485,184 $ 10,467,082 $ 10,657,471
1,888,438 3,431,949 6,883,109 7,996,034 48,251,661 39,885,488
(2,306,247) (2,061,932) 3,237,307 1,312,770 81,456,817 125,821,577
1,180,511 3,078,641 10,559,209 9,793,988 140,175,560 176,364,536
(3,332,576) (1,870,883) (8,993,673) (1,345,173) (49,608,644) (23,783,232)
(3,332,576) (1,870,883) (8,993,673) (1,345,173) (49,608,644) (23,783,232)
3,502,396 6,679,014 4,748,115 13,932,319 29,385,996 29,321,180
3,332,268 1,870,722 8,993,672 1,345,173 49,608,644 23,783,232
(9,106,381) (15,499,743) (10,968,870) (19,154,324) (104,102,395) (106,939,594)
(2,271,717) (6,950,007) 2,772,917 (3,876,832) (25,107,755) (53,835,182)
(4,423,782) (5,742,249) 4,338,453 4,571,983 65,459,161 98,746,122
64,711,008 70,453,257 70,146,538 65,574,555 874,293,604 775,547,482
$ 60,287,226 $ 64,711,008 $ 74,484,991 $ 70,146,538 $ 939,752,765 $ 874,293,604

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.1
Balanced
12/31/25 $ 12.71 $ 0.34 $ 1.25 $ 1.59 $ (0.37) $ (0.53) $ (0.90) $ 13.40
12/31/24 12.07 0.31 0.95 1.26 (0.27) (0.35) (0.62) 12.71
12/31/23 11.01 0.25 1.44 1.69 (0.30) (0.33) (0.63) 12.07
12/31/22 14.29 0.20 (2.60) (2.40) (0.33) (0.55) (0.88) 11.01
12/31/21 13.57 0.22 1.10 1.32 (0.26) (0.34) (0.60) 14.29
22.2
Core Bond
12/31/25 9.05 0.41 0.22 0.63 (0.39) — (0.39) 9.29
12/31/24 9.15 0.40 (0.14) 0.26 (0.36) — (0.36) 9.05
12/31/23 8.89 0.37 0.17 0.54 (0.28) — (0.28) 9.15
12/31/22 10.56 0.27 (1.67) (1.40) (0.21) (0.06) (0.27) 8.89
12/31/21 11.10 0.22 (0.33) (0.11) (0.25) (0.18) (0.43) 10.56
22.3
Core Equity
12/31/25 22.41 0.12 2.86 2.98 (0.21) (2.99) (3.20) 22.19
12/31/24 18.12 0.19 5.01 5.20 (0.18) (0.73) (0.91) 22.41
12/31/23 17.53 0.19 5.08 5.27 (0.23) (4.45) (4.68) 18.12
12/31/22 26.06 0.23 (6.11) (5.88) (0.17) (2.48) (2.65) 17.53
12/31/21 21.40 0.15 5.19 5.34 (0.19) (0.49) (0.68) 26.06
22.4
Growth Equity
12/31/25 22.89 0.01 3.48 3.49 (0.02) (0.60) (0.62) 25.76
12/31/24 17.89 0.01 5.04 5.05 (0.05) — (0.05) 22.89
12/31/23 12.25 0.05 5.63 5.68 (0.04) — (0.04) 17.89
12/31/22 20.88 0.04 (6.92) (6.88) — (1.75) (1.75) 12.25
12/31/21 21.88 (0.02) 3.55 3.53 (0.06) (4.47) (4.53) 20.88
(a) Based on average shares outstanding.
(b) Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
(c) Total returns are not annualized.
(d) The Fund’s ratios do not include the expenses or income of the Underlying Funds related to the Balanced Fund.
(e) Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
12.71% $ 70,106 0.23% 0.10% 2.60% 12% 12%
10.38 64,351 0.22 0.10 2.46 12 12
15.77 67,881 0.21 0.10 2.13 15 15
(16.59) 62,013 0.21 0.10 1.63 18 18
9.78 81,075 0.18 0.10 1.52 16 16
7.07 215,981 0.41 0.35 4.45 86 83
2.71 201,245 0.42 0.35 4.39 79 71
6.27 200,894 0.42 0.35 4.13 75 72
(13.21) 191,255 0.42 0.35 2.90 181 104
(0.99) 230,014 0.42 0.35 2.03 258 89
13.80 221,476 0.51 0.51 0.55 103 103
28.83 216,630 0.51 0.51 0.87 43 43
32.93 183,718 0.53 0.51 1.02 46 46
(22.24) 147,881 0.54 0.52 1.07 123 123
25.17 210,649 0.52 0.52 0.63 63 63
15.30 201,084 0.52 0.52 0.03 41 41
28.26 188,329 0.52 0.52 0.07 33 33
46.42 157,469 0.53 0.52 0.32 46 46
(32.92) 114,369 0.56 0.52 0.27 52 52
16.16 177,066 0.52 0.52 (0.09) 56 56

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.5
International Equity
12/31/25 $ 9 .37 $ 0 .24 $ 2 .78 $ 3 .02 $ ( 0 .20 ) $ — $ ( 0 .20 ) $ 12 .19
12/31/24 9 .24 0 .20 0 .15 0 .35 ( 0 .22 ) — ( 0 .22 ) 9 .37
12/31/23 8 .11 0 .21 1 .11 1 .32 ( 0 .19 ) — ( 0 .19 ) 9 .24
12/31/22 10 .11 0 .21 ( 1 .94 ) ( 1 .73 ) ( 0 .27 ) — ( 0 .27 ) 8 .11
12/31/21 9 .22 0 .27 0 .73 1 .00 ( 0 .11 ) — ( 0 .11 ) 10 .11
22.6
Large Cap Responsible Equity
12/31/25 20 .73 0 .23 3 .15 3 .38 ( 0 .26 ) ( 2 .57 ) ( 2 .83 ) 21 .28
12/31/24 18 .72 0 .23 3 .14 3 .37 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 20 .73
12/31/23 15 .98 0 .29 3 .20 3 .49 ( 0 .25 ) ( 0 .50 ) ( 0 .75 ) 18 .72
12/31/22 22 .74 0 .26 ( 4 .50 ) ( 4 .24 ) ( 0 .24 ) ( 2 .28 ) ( 2 .52 ) 15 .98
12/31/21 18 .67 0 .23 4 .64 4 .87 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 22 .74
22.7
Large Cap Value
12/31/25 19 .46 0 .28 3 .00 3 .28 ( 0 .31 ) ( 1 .46 ) ( 1 .77 ) 20 .97
12/31/24 18 .38 0 .29 2 .44 2 .73 ( 0 .32 ) ( 1 .33 ) ( 1 .65 ) 19 .46
12/31/23 16 .60 0 .29 2 .04 2 .33 ( 0 .29 ) ( 0 .26 ) ( 0 .55 ) 18 .38
12/31/22 19 .02 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 16 .60
12/31/21 15 .20 0 .21 3 .85 4 .06 ( 0 .24 ) — ( 0 .24 ) 19 .02
22.8
Money Market
12/31/25 1 .00 0 .04 — 0 .04 ( 0 .04 ) — ( 0 .04 ) 1 .00
12/31/24 1 .00 0 .05 — 0 .05 ( 0 .05 ) ( 0 .00 )
(e)
( 0 .05 ) 1 .00
12/31/23 1 .00 0 .05 0 .00
(e)
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
12/31/22 1 .00 0 .02 ( 0 .01 ) 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
12/31/21 1 .00 — — — — — — 1 .00
(a)
Based on average shares outstanding.
(b)
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
(c)
Total returns are not annualized.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
32 .44% $ 187,533 0 .61% 0 .60% 2 .21% 23%
3 .64 145,322 0 .61 0 .60 2 .00 9
16 .41 139,663 0 .61 0 .60 2 .41 21
( 16 .70 ) 121,540 0 .63 0 .60 2 .50 23
10 .84 143,490 0 .61 0 .60 2 .71 22
16 .63 103,238 0 .29 0 .22 1 .06 34
18 .02 97,147 0 .26 0 .22 1 .14 53
22 .41 88,968 0 .29 0 .22 1 .69 27
( 17 .83 ) 77,038 0 .29 0 .22 1 .37 20
26 .35 102,130 0 .26 0 .22 1 .09 31
17 .23 91,647 0 .60 0 .52 1 .38 27
14 .78 81,308 0 .60 0 .52 1 .45 17
14 .30 80,405 0 .60 0 .52 1 .70 25
( 7 .10 ) 77,516 0 .60 0 .52 1 .55 23
26 .85 91,789 0 .58 0 .52 1 .19 27
4 .21 141,332 0 .19 0 .15 4 .12 —
5 .17 132,601 0 .21 0 .15 5 .05 —
5 .02 131,909 0 .20 0 .15 4 .91 —
1 .46 133,926 0 .21 0 .15 1 .55 —
0 .00 96,930 0 .22 0 .06 0 .00 —

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.9
Real Estate Securities Select
12/31/25 $ 13 .93 $ 0 .35 $ ( 0 .09 ) $ 0 .26 $ ( 0 .40 ) $ ( 0 .36 ) $ ( 0 .76 ) $ 13 .43
12/31/24 13 .65 0 .35 0 .33 0 .68 ( 0 .40 ) — ( 0 .40 ) 13 .93
12/31/23 12 .54 0 .35 1 .10 1 .45 ( 0 .34 ) — ( 0 .34 ) 13 .65
12/31/22 19 .94 0 .33 ( 6 .04 ) ( 5 .71 ) ( 0 .25 ) ( 1 .44 ) ( 1 .69 ) 12 .54
12/31/21 14 .53 0 .23 5 .48 5 .71 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 19 .94
23.01
Small Cap Equity
12/31/25 15 .51 0 .10 2 .35 2 .45 ( 0 .17 ) ( 1 .99 ) ( 2 .16 ) 15 .80
12/31/24 13 .63 0 .11 2 .07 2 .18 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 15 .51
12/31/23 11 .89 0 .11 2 .05 2 .16 ( 0 .11 ) ( 0 .31 ) ( 0 .42 ) 13 .63
12/31/22 17 .52 0 .11 ( 3 .05 ) ( 2 .94 ) ( 0 .08 ) ( 2 .61 ) ( 2 .69 ) 11 .89
12/31/21 14 .11 0 .07 3 .42 3 .49 ( 0 .08 ) — ( 0 .08 ) 17 .52
23.01
Stock Index
12/31/25 47 .11 0 .58 7 .36 7 .94 ( 0 .64 ) ( 2 .22 ) ( 2 .86 ) 52 .19
12/31/24 39 .17 0 .56 8 .67 9 .23 ( 0 .62 ) ( 0 .67 ) ( 1 .29 ) 47 .11
12/31/23 31 .88 0 .57 7 .58 8 .15 ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 39 .17
12/31/22 41 .02 0 .52 ( 8 .44 ) ( 7 .92 ) ( 0 .47 ) ( 0 .75 ) ( 1 .22 ) 31 .88
12/31/21 33 .13 0 .46 8 .00 8 .46 ( 0 .47 ) ( 0 .10 ) ( 0 .57 ) 41 .02
(a)
Based on average shares outstanding.
(b)
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
(c)
Total returns are not annualized.
(d)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
1 .86% $ 60,287 0 .68% 0 .57% 2 .55% 29%
4 .78 64,711 0 .66 0 .57 2 .55 30
12 .01 70,453 0 .65 0 .57 2 .76 9
( 28 .62 ) 71,123 0 .63 0 .57 2 .09 33
39 .53 108,168 0 .61 0 .57 1 .37 38
16 .40 74,485 0 .66 0 .53 0 .64 75
16 .01 70,147 0 .63 0 .53 0 .71 83
18 .65 65,575 0 .64 0 .53 0 .86 80
( 15 .63 ) 57,667 0 .66 0 .53 0 .78 73
24 .76 74,964 0 .62 0 .53 0 .44 78
17 .04 939,753 0 .08 0 .08 1 .19 2
23 .67 874,294 0 .10 0 .09 1 .27 1
25 .91 775,547 0 .08 0 .08 1 .60 1
( 19 .18 ) 653,220 0 .09 0 .09 1 .48 2
25 .63 833,428 0 .08 0 .08 1 .22 3

Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Life Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”):
Current Fiscal Period:  The end of the reporting period for the Funds is December 31, 2025, and the period covered by these Notes to
Financial Statements is the fiscal year ended December 31, 2025 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Real Estate Securities Select invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Fund’s ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Fund Name Short Name
Nuveen Life Balanced Fund Balanced
Nuveen Life Core Bond Fund Core Bond
Nuveen Life Core Equity Fund Core Equity
Nuveen Life Growth Equity Fund Growth Equity
Nuveen Life International Equity Fund International Equity
Nuveen Life Large Cap Responsible Equity Fund Large Cap International Equity
Nuveen Life Large Cap Value Fund Large Cap Value
Nuveen Life Money Market Fund Money Market
Nuveen Life Real Estate Securities Select Fund Real Estate Securities Select
Nuveen Life Small Cap Equity Fund Small Cap Equity
Nuveen Life Stock Index Fund Stock Index

Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-
local investors. Accordingly, the Fund may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

Notes to Financial Statements
(continued)

New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more information.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Balanced
Affiliated investment companies $70,060,633 $— $— $70,060,633
Short-Term Investments
:
Repurchase agreement — 71,000 — 71,000
Total $70,060,633 $71,000 $— $70,131,633
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $3,073,992 $— $3,073,992
Corporate bonds — 65,269,198 — 65,269,198
Government bonds — 108,414,527 — 108,414,527
Preferred stocks 66,222 — — 66,222
Structured assets — 33,257,078 — 33,257,078
Investments purchased with collateral from securities lending 529,399 — — 529,399
Short-Term Investments
:
Repurchase agreement — 2,303,000 — 2,303,000
Investments in Derivatives
:
Credit default swap contracts* — (8,275) — (8,275)
Forward foreign currency contracts* — (8) — (8)
Total $595,621 $212,309,512 $— $212,905,133
1 1 1 1 1
Core Equity
Long-Term Investments
:
Common stocks $221,363,756 $— $— $221,363,756
Short-Term Investments
:
Repurchase agreement — 634,000 — 634,000
Total $221,363,756 $634,000 $— $221,997,756
1 1 1 1 1
Growth Equity
Long-Term Investments
:
Common stocks $192,343,361 $7,740,271 $— $200,083,632
Investments purchased with collateral from securities lending 362,306 — — 362,306
Short-Term Investments
:
Repurchase agreement — 283,000 — 283,000
Total $192,705,667 $8,023,271 $— $200,728,938
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $13,293,673 $173,504,023 $— $186,797,696
Investments purchased with collateral from securities lending 165,379 — — 165,379
Total $13,459,052 $173,504,023 $— $186,963,075
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $103,019,040 $— $— $103,019,040
Short-Term Investments
:
Repurchase agreement — 324,000 — 324,000
Total $103,019,040 $324,000 $— $103,343,040
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $91,253,235 $— $— $91,253,235
Short-Term Investments
:
Repurchase agreement — 284,000 — 284,000
Total $91,253,235 $284,000 $— $91,537,235
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt $ — $ 16,719,426 $ — $ 16,719,426
Repurchase agreement — 64,898,000 — 64,898,000
Treasury debt — 38,854,775 — 38,854,775
Variable rate securities — 27,815,006 — 27,815,006
Total $— $148,287,207 $— $148,287,207
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $59,073,500 $— $— $59,073,500
Investment companies 469,450 — — 469,450
Short-Term Investments
:
Repurchase agreement — 665,000 — 665,000
Total $59,542,950 $665,000 $— $60,207,950
1 1 1 1 1
Small Cap Equity
Long-Term Investments
:
Common stocks $72,605,584 $— $— $72,605,584
Rights/Warrants — — 1,952 1,952
Investments purchased with collateral from securities lending 947,513 — — 947,513
Short-Term Investments
:
Repurchase agreement — 1,987,000 — 1,987,000
Investments in Derivatives
:
Futures contracts* (52,720) — — (52,720)
Total $73,500,377 $1,987,000 $1,952 $75,489,329
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $930,513,387 $— $375 $930,513,762
Rights/Warrants — — 926 926
Investments purchased with collateral from securities lending 3,044,329 — — 3,044,329
Short-Term Investments
:
Repurchase agreement — 9,540,000 — 9,540,000
Investments in Derivatives
:
Futures contracts* 4,881 — — 4,881
Total $933,562,597 $9,540,000 $1,301 $943,103,898
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Balanced Fixed Income Clearing Corporation $ 71,000 $ (72,502)
Core Bond Fixed Income Clearing Corporation 2,303,000 (2,349,071)
Core Equity Fixed Income Clearing Corporation 634,000 (646,761)
Growth Equity Fixed Income Clearing Corporation 283,000 (288,672)
Large Cap Responsible Equity Fixed Income Clearing Corporation 324,000 (330,528)
Large Cap Value Fixed Income Clearing Corporation 284,000 (289,700)
Money Market Fixed Income Clearing Corporation 64,898,000 (66,196,109)
Real Estate Securities Select Fixed Income Clearing Corporation 665,000 (678,333)
Small Cap Equity Fixed Income Clearing Corporation 1,987,000 (2,026,771)
Stock Index Fixed Income Clearing Corporation 9,540,000 (9,730,834)
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
22.2
Core Bond $– $560,582 $529,399 $50,345 $579,744
22.4
Growth Equity 343,301 – 362,306 – 362,306
22.5
International Equity 157,691 – 165,379 – 165,379
23.01
Small Cap Equity 1,077,548 – 947,513 166,733 1,114,246
23.01
Stock Index 5,027,977 – 3,044,329 2,184,418 5,228,747
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Notes to Financial Statements
(continued)

Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Fund listed below used futures contracts to manage exposure to the  equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
22.1
Balanced $ 9,257,106 $ – $ 7,934,357 $ –
22.2
Core Bond 49,318,378 140,971,635 43,293,590 129,042,252
22.3
Core Equity 220,030,068 – 240,765,438 –
22.4
Growth Equity 77,412,430 – 91,873,031 –
22.5
International Equity 38,419,161 – 37,279,360 –
22.6
Large Cap Responsible Equity 33,632,467 – 41,574,966 –
22.7
Large Cap Value 22,745,089 – 25,149,155 –
22.9
Real Estate Securities Select 18,330,558 – 21,311,793 –
23.01
Small Cap Equity 50,672,790 – 57,849,778 –
23.01
Stock Index 13,667,626 – 83,160,469 –
Fund Average Notional Amount of Futures Contracts Outstanding*
22.6
Large Cap Responsible Equity $ 723,850
23.01
Small Cap Equity 868,139
23.01
Stock Index 6,669,818
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward contracts subject to netting agreements and the collateral delivered related to those forward contracts as of the end of the reporting period.
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
Fund Average Notional Amount of Forward Contracts Outstanding*
22.2
Core Bond $ 143,392
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond Citibank N.A. $ — $ (8) $ (8) $ — $ (8)
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.

Notes to Financial Statements
(continued)

As of the end of the current fiscal period, the following Funds have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows:
*
Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund Average Notional Amount of Swap Contracts Outstanding*
22.2
Core Bond $ 7,900,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond
Forward foreign currency contracts Foreign currency
exchange rate
- $ – Unrealized depreciation
on forward contracts
$ (8)
Credit default swap contracts Credit - – Unrealized depreciation on swap contracts
*
(8,275)
1 1 1 1 1 1 1 1
Small Cap Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(52,720)
1 1 1 1 1 1 1 1
Stock Index
Futures contracts Equity Unrealized appreciation
on futures contracts
*
4,881 - –
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
22.2
Core Bond
Forward foreign currency contracts Foreign currency exchange rate $ 22 $ (5,204)
Swap contracts Credit (318,021) 32,894
22.6
Large Cap Responsible Equity
Futures contracts Equity 64,563 2,535
23.01
Small Cap Equity
Futures contracts Equity 91,710 (33,567)
23.01
Stock Index
Futures contracts Equity 547,777 80,791

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
12/31/25
Year Ended
12/31/24
22.1
Balanced Shares Value Shares Value
Subscriptions 91,748 $ 1,220,036 138,683 $ 1,744,222
Reinvestments of distributions 340,825 4,454,579 245,119 3,149,775
Redemptions (262,028) (3,467,979) (948,463) (12,017,358)
Net increase (decrease) from shareholder transactions 170,545 $ 2,206,636 (564,661) $ (7,123,361)
Year Ended
12/31/25
Year Ended
12/31/24
22.2
Core Bond Shares Value Shares Value
Subscriptions 2,011,192 $ 18,689,174 1,876,370 $ 17,182,088
Reinvestments of distributions 949,690 8,718,150 826,871 7,706,438
Redemptions (1,969,430) (18,282,674) (2,407,198) (22,081,178)
Net increase (decrease) from shareholder transactions 991,452 $ 9,124,650 296,043 $ 2,807,348
Year Ended
12/31/25
Year Ended
12/31/24
22.3
Core Equity Shares Value Shares Value
Subscriptions 301,472 $ 6,697,936 705,757 $ 14,935,449
Reinvestments of distributions 1,326,781 28,432,925 397,905 8,702,193
Redemptions (1,312,269) (29,241,656) (1,575,751) (33,328,383)
Net increase (decrease) from shareholder transactions 315,984 $ 5,889,205 (472,089) $ (9,690,741)
Year Ended
12/31/25
Year Ended
12/31/24
22.4
Growth Equity Shares Value Shares Value
Subscriptions 655,523 $ 15,331,220 956,403 $ 19,308,576
Reinvestments of distributions 191,812 4,824,082 20,675 440,583
Redemptions (1,268,275) (29,897,332) (1,552,858) (31,871,078)
Net increase (decrease) from shareholder transactions (420,940) $ (9,742,030) (575,780) $ (12,121,919)
Year Ended
12/31/25
Year Ended
12/31/24
22.5
International Equity Shares Value Shares Value
Subscriptions 1,507,166 $ 16,274,462 1,574,300 $ 15,446,204
Reinvestments of distributions 275,033 3,127,125 329,277 3,279,596
Redemptions (1,900,123) (20,674,172) (1,504,680) (14,671,914)
Net increase (decrease) from shareholder transactions (117,924) $ (1,272,585) 398,897 $ 4,053,886
Year Ended
12/31/25
Year Ended
12/31/24
22.6
Large Cap Responsible Equity Shares Value Shares Value
Subscriptions 130,946 $ 2,816,960 385,114 $ 8,110,708
Reinvestments of distributions 605,590 12,517,552 296,303 6,106,805
Redemptions (570,208) (12,127,177) (748,614) (15,403,343)
Net increase (decrease) from shareholder transactions 166,328 $ 3,207,335 (67,197) $ (1,185,830)
Year Ended
12/31/25
Year Ended
12/31/24
22.7
Large Cap Value Shares Value Shares Value
Subscriptions 352,257 $ 7,212,222 372,234 $ 7,352,430
Reinvestments of distributions 357,907 7,204,672 339,844 6,684,727
Redemptions (518,651) (10,553,741) (906,754) (18,029,490)
Net increase (decrease) from shareholder transactions 191,513 $ 3,863,153 (194,676) $ (3,992,333)
Year Ended
12/31/25
Year Ended
12/31/24
22.8
Money Market Shares Value Shares Value
Subscriptions 98,037,131 $ 98,037,131 106,680,927 $ 106,680,927
Reinvestments of distributions 5,950,654 5,950,654 6,736,745 6,736,745
Redemptions (95,264,048) (95,264,048) (112,732,239) (112,732,239)
Net increase (decrease) from shareholder transactions 8,723,737 $ 8,723,737 685,433 $ 685,433

Notes to Financial Statements
(continued)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in passive foreign investment companies, investments in underlying funds, net operating losses, return of capital and long-term capital gain distributions received from portfolio investments, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Year Ended
12/31/25
Year Ended
12/31/24
22.9
Real Estate Securities Select Shares Value Shares Value
Subscriptions 251,014 $ 3,502,396 473,945 $ 6,679,014
Reinvestments of distributions 246,470 3,332,268 125,805 1,870,722
Redemptions (654,854) (9,106,381) (1,116,360) (15,499,743)
Net increase (decrease) from shareholder transactions (157,370) $ (2,271,717) (516,610) $ (6,950,007)
Year Ended
12/31/25
Year Ended
12/31/24
23.01
Small Cap Equity Shares Value Shares Value
Subscriptions 310,154 $ 4,748,115 931,594 $ 13,932,319
Reinvestments of distributions 593,250 8,993,672 87,292 1,345,173
Redemptions (713,151) (10,968,870) (1,305,768) (19,154,324)
Net increase (decrease) from shareholder transactions 190,253 $ 2,772,917 (286,882) $ (3,876,832)
Year Ended
12/31/25
Year Ended
12/31/24
23.01
Stock Index Shares Value Shares Value
Subscriptions 601,116 $ 29,385,996 669,384 $ 29,321,180
Reinvestments of distributions 979,054 49,608,644 523,053 23,783,232
Redemptions (2,131,497) (104,102,395) (2,432,705) (106,939,594)
Net increase (decrease) from shareholder transactions (551,327) $ (25,107,755) (1,240,268) $ (53,835,182)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
22.1
Balanced $58,627,395 $15,638,768 $(4,134,530) $11,504,238
22.2
Core Bond 218,331,494 2,863,888 (8,290,249) (5,426,361)
22.3
Core Equity 134,430,051 89,797,987 (2,230,282) 87,567,705
22.4
Growth Equity 87,370,699 117,531,394 (4,173,155) 113,358,239
22.5
International Equity 116,980,439 75,131,747 (5,149,111) 69,982,636
22.6
Large Cap Responsible Equity 52,878,173 52,288,622 (1,823,755) 50,464,867
22.7
Large Cap Value 53,757,422 39,173,294 (1,393,481) 37,779,813
22.8
Money Market 148,287,207 – – –
22.9
Real Estate Securities Select 39,110,116 22,068,670 (970,836) 21,097,834
23.01
Small Cap Equity 58,528,364 20,711,912 (3,750,947) 16,960,965
23.01
Stock Index 210,591,406 752,720,264 (20,207,772) 732,512,492

As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
22.1
Balanced $1,927,873 $2,451,962 $11,504,238 $– $– $(5,711) $15,878,362
22.2
Core Bond 9,040,766 – (5,426,250) (20,816,097) – (77,089) (17,278,670)
22.3
Core Equity 1,101,200 22,749,428 87,567,729 – – (47,150) 111,371,207
22.4
Growth Equity – 20,348,536 113,359,018 – – (31,609) 133,675,945
22.5
International Equity 4,043,153 – 70,007,534 (10,125,448) – (63,457) 63,861,782
22.6
Large Cap Responsible Equity 1,986,850 1,079,190 50,464,867 – – (28,806) 53,502,101
22.7
Large Cap Value 1,434,380 5,892,954 37,779,804 – – (43,449) 45,063,689
22.8
Money Market 16,587 5 – – – – 16,592
22.9
Real Estate Securities Select 1,601,076 1,827,559 21,097,834 – – (56,232) 24,470,237
23.01
Small Cap Equity 509,212 6,406,793 16,960,965 – – (36,212) 23,840,758
23.01
Stock Index 11,215,807 46,048,135 732,512,491 – – (323,089) 789,453,344
12/31/25 12/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
22.1
Balanced $ 2,225,147 $ 2,230,334 $ 1,532,580 $ 1,617,815
22.2
Core Bond 8,718,397 – 7,706,663 –
22.3
Core Equity 2,946,071 25,488,853 5,399,214 3,303,549
22.4
Growth Equity 148,930 4,675,153 440,583 –
22.5
International Equity 3,127,125 – 3,279,596 –
22.6
Large Cap Responsible Equity 3,065,744 9,453,574 1,882,244 4,225,408
22.7
Large Cap Value 1,317,048 5,888,730 2,464,209 4,221,551
22.8
Money Market 5,950,678 – 6,735,812 41
22.9
Real Estate Securities Select 1,839,866 1,492,710 1,870,883 –
23.01
Small Cap Equity 1,151,774 7,841,899 608,145 737,028
23.01
Stock Index 12,779,290 36,829,354 11,667,382 12,115,850
Fund Short-Term Long-Term Total
22.1
Balanced $ – $ – $ –
22.2
Core Bond 10,717,515 10,098,582 20,816,097
22.3
Core Equity – – –
22.4
Growth Equity – – –
22.5
International Equity 2,512,891 7,612,557 10,125,448
22.6
Large Cap Responsible Equity – – –
22.7
Large Cap Value – – –
22.8
Money Market – – –
22.9
Real Estate Securities Select – – –
23.01
Small Cap Equity – – –
23.01
Stock Index – – –
Fund Utilized
22.1
Balanced $–
22.2
Core Bond –
22.3
Core Equity –
22.4
Growth Equity –
22.5
International Equity 2,875,702
22.6
Large Cap Responsible Equity –
22.7
Large Cap Value –
22.8
Money Market –
22.9
Real Estate Securities Select –
23.01
Small Cap Equity –
23.01
Stock Index –

Notes to Financial Statements
(continued)

The following table presents income taxes paid by the Funds in foreign jurisdictions during the current fiscal period. The Funds did not pay any other income taxes.
8. Management Fees and Other Transactions with Affiliates
Management Fees: The Adviser provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between the Adviser and the Funds. The Funds have also entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the
Funds under the Administrative Services Agreement.
The management fee schedule for each Fund, other than Balanced, Large Cap Responsible Equity, Money Market and Stock Index,
consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”). For
Balanced, Large Cap Responsible Equity, Money Market and Stock Index, the advisory fee schedule consists of one component, a
Fund-level fee, based on the amount of assets within a Fund.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:
Fund Balanced
Core
Bond
Core
Equity
Growth
Equity
International
Equity
Large
Cap
Responsible
Equity
Large
Cap
Value
Money
Market
Real
Estate
Securities
Select
Small Cap
Equity
Stock
Index
Income taxes by foreign jurisdictions:
Austria $– $– $– $– $(2,800) $– $– $– $– $– $–
Brazil – – – – 11,630 – – – – – –
Canada – – – 1,973 – – – – – 1,860 2,470
Denmark – – – 7,069 27,629 – – – – – –
Finland – – – – 23,926 – – – – – –
France – – – – 64,579 – 4,255 – – – –
Germany – – – – 50,860 – – – – – –
India – – – – 1,597 – – – – – –
Indonesia – – – – 5,527 – – – – – –
Israel – – – – – – – – – – 71
Italy – – – 5,407 32,963 – – – – – –
Japan – – – – 74,970 – – – – – –
Luxembourg – – – – – – – – – 926 640
Mexico – – – – 10,516 – – – – – –
Netherlands – – – – 65,225 2,312 1,998 – – – 124
Puerto Rico – – – – – – – – – 968 542
South Korea – – – – 7,479 – – – – – –
Spain – – – – 51,143 – – – – – –
Switzerland – – (2,922) (68) 91,376 – – – – – –
Taiwan – – – 4,106 5,894 – – – – – –
Total income taxes
paid, net of refunds $– $– $(2,922) $18,487 $522,514 $2,312 $6,253 $– $– $3,754 $3,847
Fund Fund-Level Fee Maximum Expense Amounts‡
22.1
Balanced 0.10% 0.10%
22.2
Core Bond 0.14 0.35
22.3
Core Equity 0.29 0.52
22.4
Growth Equity 0.29 0.52
22.5
International Equity 0.34 0.60
22.6
Large Cap Responsible Equity 0.15 0.22
22.7
Large Cap Value 0.29 0.52
22.8
Money Market 0.10 0.15
22.9
Real Estate Securities Select 0.34 0.57
23.01
Small Cap Equity 0.30 0.53
23.01
Stock Index 0.06 0.09

For each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a
Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate
(0.1600%). As of May 1, 2025, 21% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
As of the end of the current fiscal period, the complex-level fee rate for each Fund was as follows:
Other Transactions with Affiliates: The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly.
This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and
any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2026. The reimbursement arrangements can only be changed with the approval of the Board.
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible
Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
For Balanced, Large Cap Responsible Equity, Money Market and Stock Index, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund.
Fund
Complex-Level Fee
22.2
Core Bond 0.1592%
22.3
Core Equity 0.1592%
22.4
Growth Equity 0.1592%
22.5
International Equity 0.1592%
22.7
Large Cap Value 0.1592%
22.9
Real Estate Securities Select 0.1592%
23.01
Small Cap Equity 0.1592%
Fund Value
22.3
Core Equity $58,661
22.4
Growth Equity 21,830
22.5
International Equity 11,776
22.7
Large Cap Value 6,572
22.9
Real Estate Securities Select 2,865

Notes to Financial Statements
(continued)

Affiliated Owned Shares: As of the end of the fiscal period, certain registered separate accounts of Nuveen Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Affiliated Investment Companies: Investments in other investment companies advised by the Adviser are deemed to be affiliated investments. Balanced invests its assets in shares of the affiliated Nuveen Life Funds. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.tiaa.org/public/prospectuses, or upon request by calling (800) 842-2252.
Information regarding transactions with affiliated investment companies is as follows:
9. Borrowing Arrangements
Line of Credit: The Funds (other than Balanced and Money Market) along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
Fund Purchases Sales Realized Gain (Loss)
Core Equity $ 1,110,614 $ 1,147,491 $ 206,970
Growth Equity 670,804 1,976,792 541,778
International Equity 3,735,543 – –
Large Cap Responsible Equity 967,999 81,235 (12,253)
Large Cap Value – 66,456 12,093
Small Cap Equity 77,209 26,797 23,805
Stock Index – 235,111 10,978
Underlying Fund
Investments in funds
held by TIAA
Investments in funds
held by Life Balanced Total
22.1
Balanced 100% – % 100%
22.2
Core Bond 84 16 100
22.3
Core Equity 97 3 100
22.4
Growth Equity 97 3 100
22.5
International Equity 96 4 100
22.6
Large Cap Responsible Equity 100 – 100
22.7
Large Cap Value 93 7 100
22.8
Money Market 100 – 100
22.9
Real Estate Securities Select 98 2 100
23.01
Small Cap Equity 98 2 100
23.01
Stock Index 99 1 100
Issue
Value at
12/31/24
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
Shares at
12/31/25
Dividend
Income
Capital Gain
Distributions
Balanced
Nuveen Life Funds:
Core Bond
$ 32,247,276 $ 4,399,574 $ 2,533,964 $ (238,497) $ 1,117,596 $ 34,991,985 3,766,629 $ 1,410,029 $ –
Core Equity
6,404,378 1,515,212 943,977 83,985 (81,465) 6,978,133 314,472 59,955 842,839
Growth Equity
6,283,903 745,905 1,244,915 345,490 453,054 6,583,437 255,568 4,856 152,424
International Equity
6,413,110 329,342 1,418,832 260,609 1,517,148 7,101,377 582,558 121,972 –
Large Cap Value
5,256,645 981,596 639,879 2,027 422,438 6,022,827 287,212 83,699 398,485
Real Estate
Securities Select
1,283,581 321,724 160,763 (1,089) (45,857) 1,397,596 104,065 39,217 35,305
Small Cap Equity
1,261,309 396,918 308,581 14,428 29,135 1,393,209 88,178 13,491 161,184
Stock Index
5,140,484 566,835 683,446 220,254 347,942 5,592,069 107,148 67,096 231,204
$64,290,686 $9,257,106 $7,934,357 $687,207 $3,759,991 $70,060,633 5,505,830 $1,800,315 $1,821,441

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility.  The Fund's maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and
Liabilities.
Fund
Maximum
Outstanding
Balance
Balanced
$ —
Core Bond
—
Core Equity
—
Growth Equity
—
International Equity
69,835
Large Cap Responsible Equity
—
Large Cap Value
—
Money Market
—
Real Estate Securities Select
—
Small Cap Equity
—
Stock Index
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Balanced
— $ — — %
Core Bond
— — —
Core Equity
— — —
Growth Equity
— — —
International Equity
1 69,835 4.84
Large Cap Responsible Equity
— — —
Large Cap Value
— — —
Money Market
— — —
Real Estate Securities Select
— — —
Small Cap Equity
— — —
Stock Index
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from Section 1250 gains and net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund Section 1250 Gains
Net Long-Term Capital
Gains
22.1
Balanced $ – $ 2,230,334
22.2
Core Bond – –
22.3
Core Equity – 25,488,853
22.4
Growth Equity – 4,675,153
22.5
International Equity – –
22.6
Large Cap Responsible Equity – 9,453,574
22.7
Large Cap Value – 5,888,730
22.8
Money Market – –
22.9
Real Estate Securities Select 85,085 1,4 07 , 625
23.01
Small Cap Equity – 7,841,899
23.01
Stock Index – 36,829,354
Fund Percentage
22.1
Balanced 10.0%
22.2
Core Bond —
22.3
Core Equity 64.4
22.4
Growth Equity 100.0
22.5
International Equity —
22.6
Large Cap Responsible Equity 36.4
22.7
Large Cap Value 100.0
22.8
Money Market —
22.9
Real Estate Securities Select 0.4
23.01
Small Cap Equity 45.6
23.01
Stock Index 75.5
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
22.1
Balanced $ — $ — $ — $ —
22.2
Core Bond — — — —
22.3
Core Equity — — — —
22.4
Growth Equity — — — —
22.5
International Equity 4,022,257 0.26139 386,442 0.02511
22.6
Large Cap Responsible Equity — — — —
22.7
Large Cap Value — — — —
22.8
Money Market — — — —
22.9
Real Estate Securities Select — — — —
23.01
Small Cap Equity — — — —
23.01
Stock Index — — — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees implemented after the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-842-2252 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Life Funds

Date: March 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: March 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)